ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 97.6%
Automobiles & Components - 1.1%
BorgWarner, Inc.	39,299	$1,282,326
Ford Motor Co.	279,553	2,563,501
Gentex Corp.	166,828	4,437,625
Goodyear Tire & Rubber Co.	48,438	555,584
Johnson Controls International PLC (a)	17,270	737,256
Lear Corp.	16,563	1,859,363

		11,435,655

Banks - 3.5%
Associated Banc-Corp.	57,440	1,105,146
Bank of Hawaii Corp.	7,818	646,392
Bank OZK (b)	46,002	1,186,852
BankUnited, Inc.	1,100	34,936
Citizens Financial Group, Inc.	14,500	489,230
Comerica, Inc.	300	18,495
Commerce Bancshares, Inc.	3,298	188,217
Cullen/Frost Bankers, Inc.	441	36,607
East West Bancorp, Inc.	41,503	1,707,018
Fifth Third Bancorp	429	11,347
First Citizens BancShares, Inc. - Class A	3,912	1,739,275
First Horizon National Corp.	36,039	570,497
First Republic Bank/CA	600	53,832
Huntington Bancshares, Inc.	89,196	1,181,847
KeyCorp	170,928	2,837,405
M&T Bank Corp.	200	29,242
MGIC Investment Corp. (c)	143,305	1,812,808
PacWest Bancorp	100	3,408
Popular, Inc. (a)	31,543	1,658,215
Prosperity Bancshares, Inc. (b)	1,200	77,904
Regions Financial Corp.	93,514	1,367,175
SunTrust Banks, Inc.	158	9,718
SVB Financial Group (c)	300	58,386
Synovus Financial Corp.	291	10,342
TCF Financial Corp. (c)	15,753	607,436
Texas Capital Bancshares, Inc. (c)	4,100	220,908
Umpqua Holdings Corp.	151,315	2,377,159
Webster Financial Corp.	4,797	214,714
Wells Fargo & Co.	330,747	15,402,888
Western Alliance Bancorp (c)	22,583	980,554
Wintrust Financial Corp.	277	17,404

		36,655,357

Capital Goods - 9.0%
3M Co.	7,530	1,217,752
Acuity Brands, Inc.	12,489	1,566,245
AECOM (c)	24,376	864,860
AGCO Corp.	30,589	2,114,312
Air Lease Corp.	659	27,375
Allegion PLC (a)	4,747	456,994
Allison Transmission Holdings, Inc.	19,229	854,344
AMETEK, Inc.	14,552	1,250,453
AO Smith Corp.	56,119	2,610,656
Armstrong World Industries, Inc.	6,989	667,240
Boeing Co.	14,806	5,390,717

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Capital Goods - 9.0% (continued)
Carlisle Cos., Inc.	10,000	$1,449,600
Caterpillar, Inc.	6,478	770,882
Colfax Corp. (c)	34,139	928,581
Crane Co.	17,445	1,330,007
Cummins, Inc.	21,017	3,137,208
Curtiss-Wright Corp.	4,632	568,068
Danaher Corp.	10,172	1,445,339
Donaldson Co., Inc.	17,140	828,890
Dover Corp.	9,647	904,310
Eaton Corp. PLC (a)	2,723	219,801
Emerson Electric Co.	4,000	238,360
Fastenal Co.	10,494	321,326
First Solar, Inc. (c)	3,722	231,025
Flowserve Corp.	1,400	59,752
Fluor Corp.	417	7,368
Fortive Corp.	7,645	542,030
Fortune Brands Home & Security, Inc.	19,037	972,029
Gardner Denver Holdings, Inc. (c)	46,999	1,347,931
Gates Industrial Corp. PLC (a)(c)	56,637	492,742
General Dynamics Corp.	100	19,127
Graco, Inc.	50,674	2,309,214
GrafTech International Ltd.	99,206	1,209,321
HD Supply Holdings, Inc. (c)	36,384	1,415,701
HEICO Corp.	35,615	5,152,422
HEICO Corp. - Class A	40,896	4,513,283
Hexcel Corp.	20,118	1,692,930
Honeywell International, Inc.	7,209	1,186,746
Hubbell, Inc.	12,557	1,646,725
Huntington Ingalls Industries, Inc.	2,104	439,736
IDEX Corp.	10,069	1,658,465
Illinois Tool Works, Inc.	443	66,388
Ingersoll-Rand PLC (a)	409	49,526
ITT, Inc.	36,416	2,072,799
Jacobs Engineering Group, Inc.	22,451	1,994,996
L3Harris Technologies, Inc.	5,950	1,257,889
Lennox International, Inc. (b)	8,339	2,116,271
Lincoln Electric Holdings, Inc.	13,073	1,079,307
Lockheed Martin Corp.	4,425	1,699,687
Masco Corp.	4,266	173,754
MSC Industrial Direct Co., Inc.	31,116	2,104,064
Nordstrom, Inc. (b)	46,605	1,350,147
nVent Electric PLC (a)	58,653	1,188,310
Oshkosh Corp.	23,611	1,659,145
Owens Corning	2,355	135,083
PACCAR, Inc.	800	52,448
Parker-Hannifin Corp.	1,950	323,251
Pentair PLC (a)	28,114	1,009,855
Quanta Services, Inc.	408	13,831
Raytheon Co.	24,986	4,630,405
Regal Beloit Corp.	10,325	732,042
Resideo Technologies, Inc. (c)	6,864	94,586
Rockwell Automation, Inc.	4,526	691,528
Roper Technologies, Inc.	400	146,704
Sensata Technologies Holding PLC (a)(c)	639	29,126
Snap-on, Inc.	2,470	367,240
Spirit AeroSystems Holdings, Inc.	30,184	2,432,830
Teledyne Technologies, Inc. (c)	4,010	1,237,446

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Capital Goods - 9.0% (continued)
Textron, Inc.	10,410	$468,450
Timken Co.	3,000	120,540
Toro Co.	26,873	1,935,125
Univar, Inc. (c)	12,573	243,288
Valmont Industries, Inc.	10,985	1,488,467
WABCO Holdings, Inc.	5,822	777,295
Wabtec Corp.	292	20,209
Watsco, Inc.	7,206	1,178,541
WESCO International, Inc. (c)	48,658	2,193,503
Woodward, Inc.	8,966	966,983
WW Grainger, Inc.	8,558	2,341,897
Xylem, Inc.	12,352	946,287

		95,449,110

Commercial & Professional Services - 1.8%
ADT, Inc. (b)	9,600	45,696
Avery Dennison Corp.	21,461	2,480,248
Cintas Corp.	5,912	1,559,586
Clean Harbors, Inc. (c)	17,081	1,256,307
Copart, Inc. (c)	19,963	1,505,011
CoStar Group, Inc. (c)	700	430,409
Equifax, Inc.	180	26,348
IAA, Inc. (c)	15,937	778,522
IHS Markit Ltd. (a)(c)	6,100	400,221
KAR Auction Services, Inc.	22,237	590,615
ManpowerGroup, Inc.	32,849	2,685,077
Nucor Corp.	51,853	2,539,760
Republic Services, Inc.	8,241	735,509
Robert Half International, Inc.	45,021	2,407,273
Rollins, Inc.	36,670	1,203,143
Verisk Analytics, Inc.	1,674	270,418
Waste Management, Inc.	996	118,873

		19,033,016

Consumer Durables & Apparel - 3.2%
Brunswick Corp.	301	14,027
Capri Holdings Ltd. (a)(c)	1,171	30,891
Carter’s, Inc.	2,352	215,161
Columbia Sportswear Co.	31,599	2,963,670
DR Horton, Inc.	3,800	187,986
Garmin Ltd. (a)	32,554	2,655,430
Hanesbrands, Inc.	14,646	200,064
Hasbro, Inc.	5,535	611,451
Lennar Corp. - A Shares	36,792	1,876,392
Lennar Corp. - B Shares	879	35,608
Lululemon Athletica, Inc. (c)	13,376	2,470,146
Newell Brands, Inc.	95,254	1,581,216
NVR, Inc. (c)	1,088	3,915,712
PulteGroup, Inc.	83,804	2,832,575
PVH Corp.	7,615	577,217
Ralph Lauren Corp.	33,159	2,929,266
Roku, Inc. (c)	200	30,272
Skechers U.S.A., Inc. (c)	76,031	2,407,142
Tapestry, Inc.	103,116	2,129,345
Tempur Sealy International, Inc. (c)	430	33,162
Toll Brothers, Inc.	36,383	1,316,701
Under Armour, Inc. - Class A (c)	55,687	1,036,335
Under Armour, Inc. - Class C (c)	108,291	1,832,284
VF Corp.	31,239	2,560,036

		34,442,089

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Consumer Services - 2.7%
Aramark	27,008	$1,103,547
Bright Horizons Family Solutions, Inc. (c)	404	66,680
Chipotle Mexican Grill, Inc. (c)	2,986	2,503,522
Choice Hotels International, Inc. (b)	11,892	1,081,934
Darden Restaurants, Inc.	7,732	935,417
Domino’s Pizza, Inc.	894	202,795
Extended Stay America, Inc.	38,175	536,359
Frontdoor, Inc. (c)	42,840	2,199,406
Graham Holdings Co.	2,519	1,773,527
Grand Canyon Education, Inc. (c)	2,000	251,200
H&R Block, Inc.	12,699	307,570
Hilton Grand Vacations, Inc. (c)	610	20,600
Hilton Worldwide Holdings, Inc.	5,500	508,035
Hyatt Hotels Corp.	25,923	1,870,345
Las Vegas Sands Corp.	3,000	166,410
McDonald’s Corp.	16,859	3,674,756
Service Corp International	2,610	120,843
ServiceMaster Global Holdings, Inc. (c)	31,704	1,808,396
Starbucks Corp.	59,452	5,740,685
Wyndham Destinations, Inc.	12,932	573,405
Yum China Holdings, Inc.	61,873	2,810,890
Yum! Brands, Inc.	2,414	281,907

		28,538,229

Diversified Financials - 2.0%
Affiliated Managers Group, Inc.	1,992	152,647
Ally Financial, Inc.	23,371	732,681
American Express Co.	14,689	1,768,115
Bank of America Corp.	47,844	1,316,188
BGC Partners, Inc.	154,700	788,970
BlackRock, Inc.	393	166,066
Capital One Financial Corp.	700	60,634
Cboe Global Markets, Inc.	10,985	1,308,973
Citigroup, Inc.	1,010	64,994
Credit Acceptance Corp. (c)	165	74,687
Discover Financial Services	2,200	175,934
E*TRADE Financial Corp.	33,461	1,396,662
Evercore, Inc.	17,437	1,390,775
FactSet Research Systems, Inc.	3,119	848,649
Franklin Resources, Inc.	2,644	69,484
Janus Henderson Group PLC (a)	61,300	1,171,443
Legg Mason, Inc.	25,467	936,931
LPL Financial Holdings, Inc.	5,753	431,187
MarketAxess Holdings, Inc.	800	318,096
Morgan Stanley	2,300	95,427
MSCI, Inc.	1,199	281,321
Nasdaq, Inc.	200	19,968
OneMain Holdings, Inc.	5,012	179,680
Raymond James Financial, Inc.	10,631	834,640
S&P Global, Inc.	506	131,656
SEI Investments Co.	50,216	2,887,922
State Street Corp.	6,800	348,908
Synchrony Financial	55,709	1,785,474
T. Rowe Price Group, Inc.	3,000	331,860
TD Ameritrade Holding Corp.	3,700	164,317
The Charles Schwab Corp.	2,100	80,367
Voya Financial, Inc.	22,633	1,116,260

		21,430,916

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Energy - 2.0%
Apergy Corp. (c)	33,150	$861,237
Baker Hughes a GE Co.	19,814	429,766
Cabot Oil & Gas Corp.	87,801	1,503,153
Chevron Corp.	59,268	6,977,029
ConocoPhillips	38,696	2,019,157
Devon Energy Corp.	7,810	171,742
EOG Resources, Inc.	700	51,933
Halliburton Co.	56,185	1,058,525
HollyFrontier Corp.	20,400	904,944
Kosmos Energy Ltd.	810	5,119
Marathon Oil Corp.	26,793	317,229
Marathon Petroleum Corp.	4,129	203,188
Occidental Petroleum Corp.	3,500	152,180
Patterson-UTI Energy, Inc.	27,200	235,280
PBF Energy, Inc.	21,788	516,376
Phillips 66	6,000	591,780
Schlumberger Ltd. (a)	93,465	3,031,070
Valero Energy Corp.	35,029	2,636,983
Williams Cos., Inc.	200	4,720

		21,671,411

Food & Staples Retailing - 7.1%
Casey’s General Stores, Inc.	8,136	1,365,628
Costco Wholesale Corp.	38,570	11,368,893
CVS Health Corp.	52,370	3,190,380
Kroger Co.	160,858	3,809,117
Sprouts Farmers Market, Inc. (c)	71,859	1,289,869
Sysco Corp.	57,911	4,304,525
U.S. Foods Holding Corp. (c)	123,491	4,995,211
Walgreens Boots Alliance, Inc.	142,270	7,282,801
Walmart, Inc.	324,841	37,116,333

		74,722,757

Food, Beverage & Tobacco - 4.3%
Altria Group, Inc.	9,580	419,029
Beyond Meat, Inc. (c)	300	50,289
Brown-Forman Corp. - Class A	8,228	473,686
Brown-Forman Corp. - Class B	22,739	1,341,374
Bunge Ltd. (a)	39,530	2,111,297
Campbell Soup Co.	6,600	297,000
Coca-Cola Co.	25,526	1,404,951
Flowers Foods, Inc.	70,740	1,612,872
General Mills, Inc.	45,496	2,447,685
Hain Celestial Group, Inc. (c)	29,025	552,926
Hershey Co.	21,474	3,403,200
Hormel Foods Corp.	63,566	2,708,547
Ingredion, Inc.	10,285	794,722
Keurig Dr. Pepper, Inc. (b)	21,539	587,584
Kraft Heinz Co.	63,204	1,612,966
Lamb Weston Holdings, Inc.	2,404	169,218
McCormick & Co., Inc.	10,371	1,689,125
Mondelez International, Inc.	48,625	2,685,072
Monster Beverage Corp. (c)	20,588	1,207,898
PepsiCo., Inc.	59,456	8,129,419
Philip Morris International, Inc.	60,557	4,365,554

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Food, Beverage & Tobacco - 4.3% (continued)
Pilgrim’s Pride Corp. (c)	80,578	$2,510,810
Post Holdings, Inc. (c)	5,275	525,865
Seaboard Corp.	25	103,255
TreeHouse Foods, Inc. (c)	16,896	855,782
Tyson Foods, Inc.	37,650	3,502,956

		45,563,082

Health Care Equipment & Services - 5.5%
Acadia Healthcare Co., Inc. (c)	100	2,646
Align Technology, Inc. (c)	2,354	431,041
Anthem, Inc.	16,660	4,356,923
Baxter International, Inc.	30,353	2,669,546
Cantel Medical Corp.	239	21,971
Cardinal Health, Inc.	304	13,112
Centene Corp. (c)	24,222	1,129,230
Cerner Corp.	4,800	330,768
Chemed Corp.	4,811	2,065,988
Cigna Corp.	4,000	615,880
Cooper Cos., Inc.	1,843	570,869
Covetrus, Inc. (c)	7,206	95,768
DENTSPLY SIRONA, Inc.	25,026	1,305,106
Edwards Lifesciences Corp. (c)	7,720	1,712,605
Encompass Health Corp.	2,684	163,160
HCA Healthcare, Inc.	652	78,370
Henry Schein, Inc. (c)	22,249	1,370,983
Hill-Rom Holdings, Inc.	13,613	1,465,848
Humana, Inc.	11,951	3,384,643
ICU Medical, Inc. (c)	6,358	1,028,406
IDEXX Laboratories, Inc. (c)	6,125	1,774,658
Integra LifeSciences Holdings Corp. (c)	29,848	1,791,477
Laboratory Corp of America Holdings (c)	1,700	284,852
Masimo Corp. (c)	20,481	3,138,713
McKesson Corp.	3,500	483,945
Medidata Solutions, Inc. (c)	11,639	1,065,900
MEDNAX, Inc. (c)	109,388	2,305,899
Medtronic PLC (a)	5,300	571,817
Molina Healthcare, Inc. (c)	9,270	1,207,696
Premier, Inc. (c)	58,737	2,071,067
Quest Diagnostics, Inc.	13,878	1,420,691
ResMed, Inc.	4,554	634,372
STERIS PLC (a)	14,327	2,212,089
UnitedHealth Group, Inc.	42,711	9,994,374
Universal Health Services, Inc.	5,547	801,985
Varian Medical Systems, Inc. (c)	5,970	632,402
Veeva Systems, Inc. (c)	2,700	433,026
WellCare Health Plans, Inc. (c)	13,110	3,549,401
West Pharmaceutical Services, Inc.	7,694	1,119,169
Zimmer Biomet Holdings, Inc.	900	125,280

		58,431,676

Household & Personal Products - 2.9%
Church & Dwight Co., Inc.	20,542	1,638,841
Clorox Co.	6,066	959,398
Colgate-Palmolive Co.	104,950	7,782,042
Coty, Inc.	24,366	232,695

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Household & Personal Products - 2.9% (continued)
Estee Lauder Cos., Inc.	18,336	$3,630,345
Herbalife Nutrition Ltd. (a)	10,533	362,651
Kimberly-Clark Corp.	24,061	3,395,248
Nu Skin Enterprises, Inc.	44,603	1,811,774
Procter & Gamble Co.	92,529	11,124,762

		30,937,756

Insurance - 5.9%
Aflac, Inc.	45,116	2,263,921
Allstate Corp.	25,617	2,622,925
American Financial Group, Inc.	21,772	2,198,319
American National Insurance Co.	4,899	558,829
Arthur J Gallagher & Co.	9,903	898,301
Assurant, Inc.	12,297	1,512,531
Assured Guaranty Ltd. (a)	17,435	741,859
Berkshire Hathaway, Inc. (c)	47,269	9,614,987
Brown & Brown, Inc.	57,352	2,115,715
Cincinnati Financial Corp.	17,197	1,934,491
CNA Financial Corp.	52,601	2,479,085
Erie Indemnity Co.	1,697	372,169
Fidelity National Financial, Inc.	53,263	2,340,376
First American Financial Corp.	49,990	2,921,916
Hanover Insurance Group, Inc.	19,683	2,620,791
Hartford Financial Services Group, Inc.	51,455	2,998,797
Kemper Corp.	13,126	918,557
Loews Corp.	44,755	2,151,373
Marsh & McLennan Cos., Inc.	3,639	363,500
Mercury General Corp.	22,995	1,230,233
MetLife, Inc.	72,957	3,231,995
Old Republic International Corp.	137,019	3,200,764
Principal Financial Group, Inc.	18,381	978,237
Progressive Corp.	53,327	4,042,187
Reinsurance Group of America, Inc.	12,587	1,938,020
RenaissanceRe Holdings Ltd. (a)	5,571	1,005,844
Travelers Cos., Inc.	14,026	2,061,261
Unum Group	19,649	499,281
Willis Towers Watson PLC (a)	2,300	455,331
WR Berkley Corp.	33,384	2,378,610

		62,650,205

Materials - 3.2%
Air Products & Chemicals, Inc.	160	36,147
Amcor PLC (a)(c)	235,429	2,311,913
AptarGroup, Inc.	12,961	1,584,093
Ardagh Group SA (a)	9,527	159,387
Ashland Global Holdings, Inc.	9,148	670,000
Axalta Coating Systems Ltd. (a)(c)	64,223	1,854,760
Ball Corp.	209	16,806
Berry Global Group, Inc. (c)	7,528	294,646
Cabot Corp.	18,976	759,040
Celanese Corp.	2,726	309,047
CF Industries Holdings, Inc.	650	31,323
Corteva, Inc. (c)	18,200	533,624
Domtar Corp.	57,263	1,886,816
Dow, Inc.	13,900	592,557

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Materials - 3.2% (continued)
DuPont de Nemours, Inc.	15,000	$1,018,950
Ecolab, Inc.	2,800	577,668
Freeport-McMoRan, Inc.	3,796	34,885
Graphic Packaging Holding Co.	5,900	81,479
Huntsman Corp.	52,919	1,054,146
International Paper Co.	11,748	459,347
Linde PLC (a)	3,991	753,940
LyondellBasell Industries N.V. (a)	2,573	199,099
Mosaic Co.	20,720	381,041
NewMarket Corp.	600	284,850
Newmont Mining Corp.	64,746	2,582,718
Olin Corp.	55,750	946,635
Packaging Corp of America	20,102	2,021,859
PPG Industries, Inc.	2,700	299,133
Reliance Steel & Aluminum Co.	23,683	2,302,698
Royal Gold, Inc.	7,405	987,679
RPM International, Inc.	18,031	1,220,158
Scotts Miracle-Gro Co.	300	31,896
Sealed Air Corp.	37	1,473
Silgan Holdings, Inc.	38,959	1,159,420
Sonoco Products Co.	35,202	2,013,554
Steel Dynamics, Inc.	92,246	2,490,642
The New York Times Co. - Class A	11,847	345,932
Valvoline, Inc.	36,354	821,600
Westlake Chemical Corp.	17,452	1,022,513
Westrock Co.	5,056	172,814
WR Grace & Co.	500	33,855

		34,340,143

Media - 3.3%
Altice USA, Inc. (c)	5,900	170,392
AMC Networks, Inc. (c)	16,311	791,083
Cable One, Inc.	275	356,845
CBS Corp.	99	4,164
Comcast Corp.	3,535	156,459
Discovery Communications, Inc. - Class A (c)	6,533	180,311
Discovery Communications, Inc. - Class C (c)	5,868	152,744
Fox Corp. - Class A	14,472	480,036
Fox Corp. - Class B	26,922	883,042
John Wiley & Sons, Inc.	65,519	2,915,595
Liberty Media Corp. - Liberty SiriusXM - Class A (c)	46,444	1,880,518
Liberty Media Corp. - Liberty SiriusXM - Class B (c)	323	13,182
Liberty Media Corp-Liberty Formula One (c)	7,392	292,649
Lions Gate Entertainment Corp. - Class A (a)	119,662	1,080,548
Lions Gate Entertainment Corp. - Class B (a)(b)	137,921	1,150,261
Madison Square Garden Co. (c)	3,747	945,481
Morningstar, Inc.	14,569	2,354,059
News Corp. - Class A	164,995	2,268,681
News Corp. - Class B	53,180	753,029
Nexstar Media Group, Inc.	1,251	123,711
Sinclair Broadcast Group, Inc.	28,975	1,291,416
Tribune Media Co.	18,595	866,155
TripAdvisor, Inc. (c)	1,169	44,410
Viacom, Inc. - Class B	111,272	2,779,575
Walt Disney Co.	86,288	11,843,891
Zynga, Inc. (c)	245,105	1,399,550

		35,177,787

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
Allergan PLC (a)	18,207	$2,908,022
Bio-Rad Laboratories, Inc. (c)	1,707	576,471
Bio-Techne Corp.	150	28,735
Bristol-Myers Squibb Co.	45,385	2,181,657
Bruker Corp.	68,182	2,943,417
Charles River Laboratories International, Inc. (c)	2,740	359,488
Eli Lilly & Co.	13,099	1,479,794
Illumina, Inc. (c)	2,088	587,438
IQVIA Holdings, Inc. (c)	1,021	158,408
Jazz Pharmaceuticals PLC (a)(c)	1,300	166,595
Johnson & Johnson	47,203	6,058,977
Merck & Co., Inc.	8,712	753,327
Mettler-Toledo International, Inc. (c)	100	65,679
Mylan N.V. (a)(c)	28,091	546,932
PerkinElmer, Inc.	17,189	1,421,530
Pfizer, Inc.	37,112	1,319,332
PRA Health Sciences, Inc. (c)	551	54,461
QIAGEN NV (a)(c)	29,995	1,040,526
Thermo Fisher Scientific, Inc.	300	86,118
Waters Corp. (c)	4,935	1,045,677
Zoetis, Inc.	500	63,210

		23,845,794

Real Estate - 0.0% (d)
Jones Lang LaSalle, Inc.	300	40,215
Newmark Group, Inc.	1,109	9,626

		49,841

Retailing - 9.8%
Advance Auto Parts, Inc.	10,327	1,424,610
Amazon.com, Inc. (c)	11,717	20,812,790
AutoNation, Inc. (c)	12,154	576,829
AutoZone, Inc. (c)	2,864	3,155,240
Best Buy Co., Inc.	44,971	2,862,404
Booking Holdings, Inc. (c)	763	1,500,371
Burlington Stores, Inc. (c)	12,019	2,433,727
Dick’s Sporting Goods, Inc.	7,100	241,684
Dollar General Corp.	26,420	4,123,898
Dollar Tree, Inc. (c)	4,989	506,533
Expedia Group, Inc.	6,909	898,861
Foot Locker, Inc.	19,823	717,394
Gap, Inc.	18,300	288,957
Genuine Parts Co.	15,155	1,368,345
Home Depot, Inc.	43,570	9,930,039
Kohl’s Corp.	41,677	1,969,655
L Brands, Inc.	42,554	702,567
LKQ Corp. (c)	55,755	1,464,684
Lowe’s Cos., Inc.	60,672	6,807,398

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Retailing - 9.8% (continued)
Macy’s, Inc.	183,688	$2,711,235
NIKE, Inc.	134,105	11,331,873
O’Reilly Automotive, Inc. (c)	3,615	1,387,292
Penske Automotive Group, Inc.	5,422	231,953
Pool Corp.	8,892	1,746,211
Qurate Retail, Inc. (c)	105,123	1,125,867
Ross Stores, Inc.	31,630	3,353,096
Sherwin-Williams Co.	872	459,326
Target Corp.	52,656	5,636,298
Tiffany & Co.	49	4,159
TJX Cos., Inc.	75,128	4,129,786
Tractor Supply Co.	39,238	3,997,567
Ulta Beauty, Inc. (c)	3,134	745,046
Urban Outfitters, Inc. (c)	67,845	1,588,252
Wayfair, Inc. (b)(c)	1,533	172,830
Williams-Sonoma, Inc.	28,801	1,895,106

		102,301,883

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Micro Devices, Inc. (c)	39,079	1,229,035
Analog Devices, Inc.	1,400	153,762
Applied Materials, Inc.	173,256	8,319,753
Cypress Semiconductor Corp.	99,685	2,293,752
Intel Corp.	123,686	5,863,953
KLA Corp.	886	131,039
Lam Research Corp.	28,383	5,974,905
Marvell Technology Group Ltd. (a)	28,146	674,660
Maxim Integrated Products, Inc.	9,235	503,677
Micron Technology, Inc. (c)	148,311	6,714,039
MKS Instruments, Inc.	8,381	656,148
Monolithic Power Systems, Inc.	3,835	577,398
NVIDIA Corp.	9,085	1,521,828
ON Semiconductor Corp. (c)	23,374	416,057
Qorvo, Inc. (c)	1,078	77,002
Skyworks Solutions, Inc.	18,346	1,380,903
Teradyne, Inc.	16,365	866,854
Texas Instruments, Inc.	13,417	1,660,354
Universal Display Corp.	160	32,875
Xilinx, Inc.	35,825	3,727,950

		42,775,944

Software & Services - 12.2%
Accenture PLC (a)	22,364	4,431,874
Activision Blizzard, Inc.	64,417	3,259,500
Adobe, Inc. (c)	100	28,451
Akamai Technologies, Inc. (c)	4,227	376,753
Alphabet, Inc. - Class A (c)	10,860	12,929,156
Alphabet, Inc. - Class C (c)	10,095	11,993,870
Amdocs Ltd. (a)	48,186	3,119,562
ANSYS, Inc. (c)	9,580	1,978,845
Autodesk, Inc. (c)	100	14,282
Automatic Data Processing, Inc.	1,344	228,265
Black Knight, Inc. (c)	23,783	1,480,492
Booz Allen Hamilton Holding Corp.	27,913	2,107,711
Broadridge Financial Solutions, Inc.	15,419	1,995,835

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Software & Services - 12.2% (continued)
CACI International, Inc. (c)	2,934	$652,199
Cadence Design Systems, Inc. (c)	30,278	2,073,437
CDK Global, Inc.	10,787	465,567
Citrix Systems, Inc.	1,039	96,606
Cognizant Technology Solutions Corp.	44,091	2,706,747
CoreLogic, Inc. (c)	10,835	524,414
DXC Technology Co.	8	266
eBay, Inc.	90,841	3,659,984
Electronic Arts, Inc. (c)	31,553	2,955,885
EPAM Systems, Inc. (c)	4,465	854,289
Euronet Worldwide, Inc. (c)	9,909	1,517,464
Facebook, Inc. (c)	80,172	14,885,535
Fair Isaac Corp.	1,440	507,917
Fidelity National Information Services, Inc.	8,941	1,217,943
FireEye, Inc. (c)	3,540	47,542
Fiserv, Inc. (c)	18,387	1,966,306
Fortinet, Inc. (c)	5,600	443,408
Gartner, Inc. (c)	1,681	224,699
Genpact Ltd. (a)	75,282	3,083,551
GoDaddy, Inc. (c)	307	19,445
Guidewire Software, Inc. (c)	2,003	192,649
IAC InterActive Corp. (c)	11,551	2,941,347
Intuit, Inc.	8,705	2,510,174
Jack Henry & Associates, Inc.	7,464	1,081,981
Leidos Holdings, Inc.	18,188	1,588,904
LogMeIn, Inc.	9,885	660,713
Manhattan Associates, Inc. (c)	22,033	1,820,587
Mastercard, Inc.	17,843	5,020,485
Match Group, Inc. (b)	53,190	4,510,512
Microsoft Corp.	17,440	2,404,278
Nuance Communications, Inc. (c)	29,137	489,793
Okta, Inc. (c)	1,730	218,845
PayPal Holdings, Inc. (c)	8,749	954,078
Pegasystems, Inc.	8,143	571,231
Proofpoint, Inc. (c)	4,853	551,349
PTC, Inc. (c)	5,169	338,414
RingCentral, Inc. (c)	2,337	329,821
Sabre Corp.	20,889	493,816
Salesforce.com, Inc. (c)	6,332	988,235
SS&C Technologies Holdings, Inc.	13,019	606,816
Symantec Corp.	121,409	2,822,759
Synopsys, Inc. (c)	23,674	3,357,210
Take-Two Interactive Software, Inc. (c)	6,592	869,946
Teradata Corp. (c)	25,050	773,294
Total System Services, Inc.	22,083	2,963,980
Twitter, Inc. (c)	23,413	998,564
Tyler Technologies, Inc. (c)	4,361	1,118,771
VeriSign, Inc. (c)	732	149,218
Visa, Inc.	17,676	3,196,174
VMware, Inc. (b)	8,260	1,168,294
Western Union Co.	26,854	594,011
Zillow Group, Inc. - Class A (c)	212	7,244
Zscaler, Inc. (c)	3,835	263,618

		128,404,911

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 8.4%
Agilent Technologies, Inc.	13,543	$963,043
Amphenol Corp.	8,134	712,050
Apple, Inc.	173,526	36,221,817
Arista Networks, Inc. (c)	100	22,662
Arrow Electronics, Inc. (c)	17,544	1,214,045
Avnet, Inc.	63,923	2,677,735
CDW Corp.	21,870	2,525,985
Ciena Corp. (c)	14,691	601,303
Cisco Systems, Inc.	84,208	3,941,777
Cognex Corp.	8,395	378,447
Coherent, Inc. (c)	673	97,558
CommScope Holding Co., Inc. (c)	3,995	42,906
Corning, Inc.	34,301	955,283
Dell Technologies, Inc. (c)	5,931	305,624
Dolby Laboratories, Inc.	53,841	3,314,452
EchoStar Corp. (c)	29,321	1,238,812
F5 Networks, Inc. (c)	18,055	2,324,220
FLIR Systems, Inc.	35,825	1,765,098
Hewlett Packard Enterprise Co.	51,492	711,619
HP, Inc.	330,428	6,043,528
International Business Machines Corp.	18,674	2,530,887
IPG Photonics Corp. (c)	400	49,492
Jabil, Inc.	18,495	532,841
Juniper Networks, Inc.	41,767	967,324
Keysight Technologies, Inc. (c)	23,411	2,267,589
Littelfuse, Inc.	100	15,607
Motorola Solutions, Inc.	7,797	1,410,555
National Instruments Corp.	27,429	1,152,018
NCR Corp. (c)	470	14,810
NetApp, Inc.	40,448	1,943,931
QUALCOMM, Inc.	61,100	4,751,747
Ubiquiti, Inc. (c)	290	32,048
Western Digital Corp.	48,544	2,780,115
Xerox Holdings Corp. (c)	133,279	3,863,758
Zebra Technologies Corp. (c)	5,647	1,157,804

		89,528,490

Telecommunication Services - 1.2%
AT&T, Inc.	208,737	7,360,067
CenturyLink, Inc.	47,480	540,322
Telephone & Data Systems, Inc.	72,970	1,838,844
United States Cellular Corp. (c)	29,225	1,051,808
Verizon Communications, Inc.	34,598	2,012,220

		12,803,261

Transportation - 1.8%
Alaska Air Group, Inc.	2,429	145,060
CH Robinson Worldwide, Inc.	11,371	960,736
Copa Holdings SA (a)	7,118	734,435
Delta Air Lines, Inc.	5,666	327,835
Expeditors International of Washington, Inc.	30,681	2,181,419
FedEx Corp.	3,000	475,830
Genesee & Wyoming, Inc. (c)	200	22,176
J.B. Hunt Transport Services, Inc.	1,807	195,228
JetBlue Airways Corp. (c)	38,049	659,009

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Transportation - 1.8% (continued)
Kirby Corp. (c)	1,293	$95,152
Knight-Swift Transportation Holdings, Inc. (b)	7,462	254,753
Landstar System, Inc.	29,353	3,273,447
Macquarie Infrastructure Corp.	19,222	726,976
Old Dominion Freight Line, Inc.	7,877	1,289,937
Schneider National, Inc.	127,698	2,482,449
Southwest Airlines Co.	83,306	4,358,570
Union Pacific Corp.	700	113,372
United Airlines Holdings, Inc. (c)	1,575	132,788
XPO Logistics, Inc. (c)	2,284	161,844

		18,591,016

Utilities - 0.5%
Avangrid, Inc.	25,469	1,287,203
CMS Energy Corp.	2,442	153,968
DTE Energy Co.	200	25,932
EQT Corp.	15,600	158,652
Evergy, Inc.	2,200	143,000
Eversource Energy	1,888	151,286
Exelon Corp.	600	28,356
Hawaiian Electric Industries, Inc.	10,721	476,012
IDACORP, Inc.	1,975	216,875
MDU Resources Group, Inc.	200	5,378
NRG Energy, Inc.	32,965	1,199,926
OGE Energy Corp.	3,446	147,730
ONEOK, Inc.	425	30,294
Pinnacle West Capital Corp.	1,309	124,761
UGI Corp.	4,337	211,082
Vistra Energy Corp.	9,800	244,510
Xcel Energy, Inc.	12,783	820,924

		5,425,889

TOTAL COMMON STOCKS (Cost $851,352,521)		1,034,206,218

REAL ESTATE INVESTMENT TRUSTS - 0.0% (d)
Chimera Investment Corp.	1,089	20,767
MFA Financial, Inc.	656	4,704

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $24,803)		25,471

SHORT-TERM INVESTMENTS - 2.0%
Money Market Funds - 0.0% (d)
Fidelity Investments Money Market Funds - Government Portfolio, 2.00% (e)	100,991	100,991
First American Government Obligations Fund, 2.03% (e)	100,991	100,991
First American Treasury Obligations Fund, 2.02% (e)	100,991	100,991
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.99% (e)	100,991	100,991
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.99% (e)	100,991	100,991

		504,955

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.0%
1.966%, 11/21/2019 (f)	$20,000,000	$19,915,148
2.160%, 10/03/2019 (f)(g)	1,183,000	1,180,765
2.027%, 10/08/2019 (f)	331,000	330,316

		21,426,229

TOTAL SHORT-TERM INVESTMENTS (Cost $21,931,184)		21,931,184

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.1%
BlackRock Liquidity Funds FedFund Portfolio, 2.02% (e)	1,701,939	1,701,940
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.20% (e)	9,464,868	9,470,333

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $11,172,273)		11,172,273

TOTAL INVESTMENTS (Cost $884,480,781) - 100.7%		1,067,335,146

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(7,492,003)

TOTAL NET ASSETS - 100.0%		$1,059,843,143

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Foreign issued security. Total foreign securities are $44,807,833 which represents 4.2% of net assets.
(b)	This security or a portion of this security was out on loan as of August 31, 2019. Total loaned securities had a market value of $10,900,218 as of August 31, 2019.
(c)	Non-income producing security.
(d)	Rounds to zero.
(e)	Rate shown is the 7-day effective yield.
(f)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(g)	This security or a portion of this security was held as collateral for derivative contracts as of August 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
S&P 500 E-mini Index, September 2019 Settlement	158	$23,105,920	$(481,176)

TOTAL FUTURES CONTRACTS PURCHASED		$23,105,920	$(481,176)

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 96.9%
Automobiles & Components - 1.6%
Adient PLC-ADR	13,646	$275,240
Cooper Tire & Rubber Co.	6,806	159,873
Dana, Inc.	15,987	203,514
Dorman Products, Inc. (a)	858	60,987
Fox Factory Holding Corp. (a)	9,985	719,319
Gentherm, Inc. (a)	6,991	256,570
LCI Industries	700	59,325
Modine Manufacturing Co.	24,708	252,269
Spartan Motors, Inc.	80,820	1,019,140
Standard Motor Products, Inc.	9,613	425,952
Stoneridge, Inc. (a)	31,580	969,822
Strattec Security Corp.	5,629	104,418
Tower International, Inc.	14,449	446,908
Unique Fabricating, Inc.	600	1,756
Winnebago Industries, Inc.	11,567	370,375

		5,325,468

Banks - 5.4%
1st Source Corp.	53	2,352
ACNB Corp.	243	8,184
Ameris Bancorp	7,500	263,925
Ames National Corp.	206	5,453
Arrow Financial Corp.	1,962	63,098
Atlantic Capital Bancshares, Inc. (a)	8,252	134,508
Atlantic Union Bankshares Corp.	909	32,824
Banc of California, Inc.	1,300	18,941
BancFirst Corp.	318	17,099
Bank of Commerce Holdings	456	4,560
Bank of Marin Bancorp	6,464	262,503
BankFinancial Corp.	11,399	132,912
Berkshire Hills Bancorp, Inc.	636	18,654
BOK Financial Corp.	2,494	189,893
Boston Private Financial Holdings, Inc.	17,196	182,622
Bridge Bancorp, Inc.	200	5,382
Brookline Bancorp, Inc.	3,100	43,524
Byline Bancorp, Inc. (a)	1,484	25,525
C&F Financial Corp.	1,353	64,132
Cadence Bancorp	1,363	20,949
Capital City Bank Group, Inc.	15,283	372,600
Capstar Financial Holdings, Inc.	600	9,276
Cathay General Bancorp	23	763
CenterState Bank Corp.	5,613	126,966
Central Pacific Financial Corp.	2,355	65,516
Central Valley Community Bancorp	323	6,324
Century Bancorp, Inc. - Class A	696	56,376
Chemung Financial Corp.	4,690	188,491
Citizens & Northern Corp.	9,145	216,919
Civista Bancshares, Inc.	101	2,063
Codorus Valley Bancorp, Inc.	271	6,060
Columbia Banking System, Inc.	222	7,661
Community Bankers Trust Corp.	700	5,432
Community Trust Bancorp, Inc.	82	3,190
ConnectOne Bancorp, Inc.	991	20,296
Customers Bancorp, Inc. (a)	6,146	116,098

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Banks - 5.4% (continued)
CVB Financial Corp.	2,048	$42,127
Entegra Financial Corp. (a)	100	3,004
Enterprise Bancorp, Inc.	200	5,786
Enterprise Financial Services Corp.	123	4,849
Essent Group Ltd. (a)(b)	24,496	1,188,056
Farmers National Banc Corp.	337	4,550
FB Financial Corp.	700	25,109
Federal Agricultural Mortgage Corp.	2,183	179,770
Fifth Third Bancorp	43,022	1,137,932
Financial Institutions, Inc.	1,860	54,052
First Bancorp NC	3,606	127,003
First Bancorp Puerto Rico (b)	81,177	777,676
First Bancorp, Inc.	254	6,452
First Busey Corp.	16,139	395,406
First Business Financial Services, Inc.	391	8,817
First Commonwealth Financial Corp.	21,387	264,557
First Community Bankshares, Inc.	8,266	262,941
First Defiance Financial Corp.	1,701	44,481
First Financial Bankshares, Inc. (c)	3,814	116,785
First Financial Northwest, Inc.	427	5,858
First Foundation, Inc.	200	2,792
First Guaranty Bancshares, Inc.	110	2,088
First Interstate BancSystem, Inc.	9,829	383,331
First Merchants Corp.	1,100	39,292
First Midwest Bancorp, Inc.	6,608	126,874
First of Long Island Corp/The	1,600	34,816
Flagstar Bancorp, Inc.	384	13,958
Flushing Financial Corp.	1,996	38,503
Fulton Financial Corp.	5,857	93,419
German American Bancorp, Inc.	700	21,371
Glacier Bancorp, Inc.	11,359	450,839
Great Southern Bancorp, Inc.	100	5,634
Great Western Bancorp, Inc.	10,399	310,202
Hancock Whitney Corp.	2,108	74,012
Hanmi Financial Corp.	10,709	191,798
HarborOne Bancorp, Inc. (a)	1,396	13,904
Heartland Financial USA, Inc.	7,502	328,062
Heritage Commerce Corp.	12,792	148,259
Heritage Financial Corp.	3,361	87,991
Hilltop Holdings, Inc.	23,487	557,816
Home BancShares, Inc.	12,786	226,568
HomeStreet, Inc. (a)	12,000	316,440
Hope Bancorp, Inc.	16,061	215,378
Horizon Bancorp	1,501	24,406
IBERIABANK Corp.	1,600	110,384
Independent Bank Corp.	1,073	72,546
Independent Bank Corp. - Michigan	4,101	79,682
Independent Bank Group, Inc.	135	6,603
Investar Holding Corp.	100	2,322
Investors Bancorp, Inc.	896	9,946
Lakeland Bancorp, Inc.	5,801	86,319
Meta Financial Group, Inc.	13,130	405,848
MidSouth Bancorp, Inc.	747	7,731
MidWestOne Financial Group, Inc.	301	8,720
Mr Cooper Group, Inc. (a)	1,000	8,810
MutualFirst Financial, Inc.	200	6,034
NBT Bancorp, Inc.	900	31,473

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Banks - 5.4% (continued)
NMI Holdings, Inc. (a)	18,091	$512,699
Northrim BanCorp, Inc.	7,208	260,930
Northwest Bancshares, Inc.	4,504	71,208
OceanFirst Financial Corp.	700	14,714
Ocwen Financial Corp. (a)	1,760	3,150
OFG Bancorp (b)	34,364	705,149
Old Second Bancorp, Inc.	8,664	102,149
Opus Bank	11,228	233,093
Pacific Mercantile Bancorp (a)	500	3,800
Pacific Premier Bancorp, Inc.	2,000	58,920
Park National Corp.	493	44,409
PCB Bancorp	422	6,950
Peapack Gladstone Financial Corp.	2,211	62,195
Penns Woods Bancorp, Inc.	100	4,129
PennyMac Financial Services, Inc.	9,476	280,395
Peoples Bancorp, Inc.	2,134	65,535
People’s Utah Bancorp	1,007	26,686
Preferred Bank	900	44,964
Premier Financial Bancorp, Inc.	2,396	37,138
Provident Financial Services, Inc.	1,034	24,620
QCR Holdings, Inc.	286	10,099
Radian Group, Inc.	19,617	442,363
Renasant Corp.	200	6,558
Republic Bancorp, Inc. - Class A	4,460	189,327
Republic First Bancorp, Inc. (a)	1,261	5,101
Riverview Bancorp, Inc.	742	5,231
S&T Bancorp, Inc.	699	23,920
Sandy Spring Bancorp, Inc.	1,100	36,828
Simmons First National Corp.	4,296	103,104
South State Corp.	1,900	139,802
Southern First Bancshares, Inc. (a)	100	3,817
Southern Missouri Bancorp, Inc.	100	3,340
Southern National Bancorp of Virginia, Inc.	599	8,757
Southside Bancshares, Inc.	1,100	36,223
Stock Yards Bancorp, Inc.	500	18,150
Territorial Bancorp, Inc.	200	5,470
The Bancorp, Inc. (a)	20,713	189,110
Towne Bank	5,900	154,993
TriCo Bancshares	799	28,253
TrustCo Bank Corp NY	22,961	176,111
Trustmark Corp.	16,674	544,906
United Bankshares, Inc.	192	7,081
United Community Banks, Inc.	15,202	401,485
United Community Financial Corp.	2,992	28,873
United Financial Bancorp, Inc.	19,376	242,200
Unity Bancorp, Inc.	300	5,889
Univest Financial Corp.	10,190	257,909
Walker & Dunlop, Inc.	6,079	339,573
Waterstone Financial, Inc.	400	6,636
WesBanco, Inc.	2,200	75,284
West Bancorporation, Inc.	255	5,314
Western New England Bancorp, Inc.	502	4,463
WSFS Financial Corp.	2,015	83,058

		18,052,514

Capital Goods - 12.7%
AAON, Inc.	4,928	236,396

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Capital Goods - 12.7% (continued)
AAR Corp.	11,310	$485,878
Actuant Corp.	6,400	142,144
Advanced Drainage Systems, Inc.	32,167	1,009,722
Aegion Corp. (a)	1,300	25,662
Aerojet Rocketdyne Holdings, Inc. (a)	17,097	892,976
Alamo Group, Inc.	5,823	664,870
Albany International Corp.	2,400	197,328
Allied Motion Technologies, Inc.	10,124	326,094
American Superconductor Corp. (a)	2,600	19,942
American Woodmark Corp.	2,900	238,873
Apogee Enterprises, Inc.	8,442	311,763
Applied Industrial Technologies, Inc.	9,226	492,576
Armstrong Flooring, Inc. (a)	22,009	149,001
Astronics Corp. (a)	10,011	275,403
Atkore International Group, Inc. (a)	3,747	108,700
Axon Enterprise, Inc. (a)(c)	5,221	313,103
AZZ, Inc.	6,320	260,826
Barnes Group, Inc.	4,064	182,270
Beacon Roofing Supply, Inc. (a)	3,526	112,409
Belden, Inc.	1,574	71,790
Blue Bird Corp. (a)	6,942	126,622
BlueLinx Holdings, Inc. (a)	1,000	28,690
BMC Stock Holdings, Inc. (a)	52,225	1,328,082
Builders FirstSource, Inc. (a)	79,442	1,545,147
Caesarstone Ltd. (b)	10,514	157,605
Chart Industries, Inc. (a)	3,156	198,323
Columbus McKinnon Corp.	20,120	651,284
Comfort Systems USA, Inc.	16,105	622,619
Commercial Vehicle Group, Inc. (a)	50,901	323,221
Construction Partners, Inc. (a)	2,500	41,225
Continental Building Products, Inc. (a)	6,188	155,566
CSW Industrials, Inc.	8,208	559,868
Cubic Corp.	7,703	533,587
Ducommun, Inc. (a)	14,982	616,959
DXP Enterprises, Inc. (a)	493	15,998
EMCOR Group, Inc.	32,665	2,856,228
Encore Wire Corp.	10,880	587,411
Energy Recovery, Inc. (a)	500	4,835
EnerSys	200	11,200
EnPro Industries, Inc.	2,394	149,098
ESCO Technologies, Inc.	5,394	410,645
EVI Industries, Inc.	1,300	38,753
Evoqua Water Technologies Corp. (a)	1,740	26,900
Federal Signal Corp.	31,615	939,282
Foundation Building Materials, Inc. (a)	40,553	694,673
Franklin Electric Co., Inc.	7,260	332,871
Gencor Industries, Inc. (a)	444	5,079
Generac Holdings, Inc. (a)	7,807	608,868
GMS, Inc. (a)	20,151	593,648
Graham Corp.	1,152	21,208
Great Lakes Dredge & Dock Corp.	52,890	573,328
Griffon Corp.	298	5,200
Harsco Corp.	35,710	639,209
Hillenbrand, Inc.	28,306	776,717
Hurco Cos., Inc.	9,234	294,657
Hyster-Yale Materials Handling, Inc.	2,862	156,122
IES Holdings, Inc. (a)	3,220	60,761
Insteel Industries, Inc.	14,345	268,251

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Capital Goods - 12.7% (continued)
JELD-WEN Holding, Inc. (a)	2,033	$35,090
John Bean Technologies Corp.	100	10,232
Kadant, Inc.	8,557	704,156
Kaman Corp.	18,898	1,103,454
Kennametal, Inc.	20,897	624,611
Lawson Products, Inc.	17,373	633,246
LB Foster Co. (a)	2,275	45,295
Lydall, Inc. (a)	1,100	22,121
Masonite International Corp. (a)(b)	600	32,034
Mercury Systems, Inc. (a)	1,100	94,193
Meritor, Inc. (a)	9,165	154,155
Milacron Holdings Corp. (a)	32,543	515,807
Moog, Inc.	9,755	792,594
MRC Global, Inc. (a)	4,300	54,051
Mueller Industries, Inc.	23,721	625,286
Mueller Water Products, Inc.	21,178	221,522
MYR Group, Inc. (a)	3,883	111,326
National Presto Industries, Inc. (c)	2,766	237,074
NL Industries, Inc.	441	1,627
Northrop Grumman Corp.	241	88,657
Northwest Pipe Co. (a)	1,000	23,000
NOW, Inc. (a)	33,384	396,936
NV5 Global, Inc. (a)	1,838	113,460
Omega Flex, Inc.	976	82,179
Otter Tail Corp.	3,135	158,694
Park Aerospace Corp. (a)	8,548	144,461
Parsons Corp. (a)	300	10,206
Patrick Industries, Inc. (a)	9,611	347,342
PGT Innovations, Inc. (a)	11,611	185,776
Powell Industries, Inc.	200	7,264
Primoris Services Corp.	400	7,816
Proto Labs, Inc. (a)	3,792	359,254
Quanex Building Products Corp.	26,070	448,925
Raven Industries, Inc.	9,904	288,900
RBC Bearings, Inc. (a)	1,000	159,530
Rexnord Corp. (a)	6,098	159,646
Rush Enterprises, Inc.	5,022	186,718
Rush Enterprises, Inc. - Class A	7,231	261,111
Simpson Manufacturing Co., Inc.	20,839	1,337,864
SiteOne Landscape Supply, Inc. (a)	710	55,522
SPX Corp.	3,000	113,850
SPX FLOW, Inc. (a)	2,300	77,533
Standex International Corp.	300	20,625
Sterling Construction Co., Inc. (a)	33,132	370,747
Systemax, Inc.	53,230	1,068,326
Tennant Co.	3,985	272,534
The Gorman-Rupp Co.	20,300	606,361
Thermon Group Holdings, Inc. (a)	11,944	259,782
Titan Machinery, Inc. (a)	10,334	155,630
TPI Composites, Inc. (a)	523	9,226
Trex Co., Inc. (a)	6,446	551,326
TriMas Corp. (a)	21,504	631,788
Tutor Perini Corp. (a)	1,592	15,904
Twin Disc, Inc.	301	3,043
Univar, Inc. (a)	11,025	213,334
Universal Forest Products, Inc.	20,395	797,444
Vectrus, Inc. (a)	20,067	811,911
Veritiv Corp. (a)	19,587	324,361

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Capital Goods - 12.7% (continued)
Vicor Corp. (a)	16,479	$502,445
Wabash National Corp. (c)	37,294	508,690
Watts Water Technologies, Inc.	6,404	586,799
Wesco Aircraft Holdings, Inc. (a)	7,346	80,806

		42,301,066

Commercial & Professional Services - 10.4%
ABM Industries, Inc. (c)	11,596	432,067
Acacia Research Corp. (a)	4,397	11,476
ACCO Brands Corp.	54,431	504,575
Advanced Disposal Services, Inc. (a)	6,353	205,964
ASGN, Inc. (a)	17,449	1,090,039
Barrett Business Services, Inc.	4,064	354,096
BG Staffing, Inc.	192	3,598
Brady Corp.	32,525	1,535,505
BrightView Holdings, Inc. (a)	11,830	216,844
Casella Waste Systems, Inc. (a)	11,426	519,883
CBIZ, Inc. (a)	51,064	1,140,770
CECO Environmental Corp. (a)	17,643	122,619
Cimpress, N.V. (a)(b)(c)	844	96,798
CompX International, Inc.	100	1,515
CRA International, Inc.	9,742	378,866
Deluxe Corp. (c)	27,651	1,274,158
Ennis, Inc. (c)	33,960	682,936
Exponent, Inc.	12,616	894,348
Forrester Research, Inc.	554	19,318
Franklin Covey Co. (a)	18,672	686,943
FTI Consulting, Inc. (a)	11,167	1,207,599
GP Strategies Corp. (a)	580	7,470
Healthcare Services Group, Inc. (c)	5,933	133,789
Heidrick & Struggles International, Inc.	23,422	621,854
Heritage-Crystal Clean, Inc. (a)	25,678	629,111
Herman Miller, Inc.	38,659	1,634,503
HNI Corp.	27,500	857,725
Huron Consulting Group, Inc. (a)	6,035	369,402
ICF International, Inc.	18,025	1,525,997
InnerWorkings, Inc. (a)	12,419	52,657
Insperity, Inc.	14,068	1,393,576
Interface, Inc.	2,900	32,045
Kelly Services, Inc.	36,072	873,303
Kforce, Inc.	38,394	1,249,341
Kimball International, Inc.	25,746	451,842
Knoll, Inc.	31,997	737,851
Korn Ferry	23,919	934,755
Matthews International Corp.	7,901	231,578
McGrath RentCorp	13,545	867,286
Mistras Group, Inc. (a)	23,247	339,406
MSA Safety, Inc. (c)	12,710	1,342,557
Navigant Consulting, Inc.	33,287	927,709
PICO Holdings, Inc. (a)	1,988	19,144
Pitney Bowes, Inc.	26,181	93,204
Quad Graphics, Inc.	7,300	65,627
Resources Connection, Inc.	35,584	588,915
SP Plus Corp. (a)	8,762	302,377
Steelcase, Inc.	63,565	987,165
Team, Inc. (a)	5,100	84,048
Tetra Tech, Inc.	17,913	1,453,103
The Brink’s Co.	9,703	730,151

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Commercial & Professional Services - 10.4% (continued)
TriNet Group, Inc. (a)	16,243	$1,090,393
TrueBlue, Inc. (a)	40,772	791,385
UniFirst Corp.	5,518	1,081,031
US Ecology, Inc.	1,408	85,283
Viad Corp.	7,482	483,562
Willdan Group, Inc. (a)	3,588	129,706

		34,578,768

Consumer Durables & Apparel - 6.4%
Acushnet Holdings Corp.	43,452	1,128,448
American Outdoor Brands Corp. (a)	19,866	119,395
Beazer Homes USA, Inc. (a)	1	13
Callaway Golf Co.	53,969	958,489
Cavco Industries, Inc. (a)	1,717	315,018
Clarus Corp.	19,619	216,005
Crocs, Inc. (a)	72,746	1,622,236
Culp, Inc.	400	5,616
Deckers Outdoor Corp. (a)	16,817	2,479,667
Escalade, Inc.	399	4,122
Ethan Allen Interiors, Inc.	15,577	267,924
Flexsteel Industries, Inc.	197	2,983
Fossil Group, Inc. (a)	2,262	28,954
G-III Apparel Group Ltd. (a)	3,359	68,893
GoPro, Inc. (a)	4,250	16,447
Green Brick Partners, Inc. (a)	10,013	92,019
Helen of Troy Ltd. (a)(b)	12,547	1,926,090
Hooker Furniture Corp.	8,543	152,578
Installed Building Products, Inc. (a)	1,700	96,747
iRobot Corp. (a)(c)	793	49,015
Johnson Outdoors, Inc.	14,799	828,744
KB Home	15,214	427,361
La-Z-Boy, Inc.	21,243	677,014
Lifetime Brands, Inc.	300	2,316
M/I Homes, Inc. (a)	6,818	246,403
Malibu Boats, Inc. (a)	19,484	542,045
Marine Products Corp.	7,926	119,920
MasterCraft Boat Holdings, Inc. (a)	23,221	351,798
MDC Holdings, Inc.	2,800	108,276
Meritage Homes Corp. (a)	13,795	901,365
Movado Group, Inc.	21,631	465,499
National Bank Holdings Corp.	201	6,561
Oxford Industries, Inc.	9,777	682,239
Rocky Brands, Inc.	2,342	68,246
Skyline Champion Corp.	2,600	72,800
Sonos, Inc. (a)	5,000	72,600
Steven Madden Ltd.	46,674	1,550,510
Sturm Ruger & Co., Inc.	10,194	418,056
Superior Group of Cos, Inc.	300	4,254
Taylor Morrison Home Corp. (a)	22,561	538,305
The Lovesac Co. (a)	2,500	43,000
TopBuild Corp. (a)	300	27,786
TRI Pointe Group, Inc. (a)	51,730	724,220
Tupperware Brands Corp.	26,776	348,356
Universal Electronics, Inc. (a)	6,765	305,440
Vera Bradley, Inc. (a)	98,759	1,045,858

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Consumer Durables & Apparel - 6.4% (continued)
Vista Outdoor, Inc. (a)	45,990	$257,084
Wolverine World Wide, Inc.	19,622	509,191
YETI Holdings, Inc. (a)(c)	3,464	97,858
ZAGG, Inc. (a)	29,099	186,525

		21,180,289

Consumer Services - 3.7%
Adtalem Global Education, Inc. (a)	27,215	1,162,625
American Public Education, Inc. (a)	17,234	417,580
BBX Capital Corp.	2,000	8,300
BJ’s Restaurants, Inc.	8,156	297,205
Bloomin’ Brands, Inc.	7,927	143,003
Bluegreen Vacations Corp.	3,200	30,272
Brinker International, Inc.	15,015	570,570
Career Education Corp. (a)	58,223	1,194,154
Carriage Services, Inc.	5,441	115,730
Century Casinos, Inc. (a)	4,280	32,870
Chegg, Inc. (a)	400	15,856
Churchill Downs, Inc.	2,370	292,126
Chuy’s Holdings, Inc. (a)	2,068	52,465
Collectors Universe, Inc.	1,500	38,880
Cracker Barrel Old Country Store, Inc.	3,620	598,748
Del Taco Restaurants, Inc. (a)	273	3,052
Denny’s Corp. (a)	34,219	807,226
Dine Brands Global, Inc.	400	28,220
El Pollo Loco Holdings, Inc. (a)	67	684
Eldorado Resorts, Inc. (a)(c)	3,706	142,718
Everi Holdings, Inc. (a)	8,200	73,308
Fiesta Restaurant Group, Inc. (a)	3,939	34,033
Houghton Mifflin Harcourt Co. (a)	32,728	194,732
International Speedway Corp.	9,415	423,863
J Alexander’s Holdings, Inc. (a)	24,984	294,811
K12, Inc. (a)	55,330	1,457,946
Laureate Education, Inc. (a)	22,100	404,430
Lindblad Expeditions Holdings, Inc. (a)	2,000	37,320
Luby’s, Inc. (a)	3,220	4,701
Potbelly Corp. (a)	31,529	145,979
Red Robin Gourmet Burgers, Inc. (a)	2,700	90,423
Regis Corp.	68,830	1,112,981
Ruth’s Hospitality Group, Inc.	3,991	77,625
Select Interior Concepts, Inc. (a)	3,700	45,917
Speedway Motorsports, Inc.	8,778	173,366
Strategic Education, Inc.	4,517	764,412
Texas Roadhouse, Inc.	7,168	368,865
The Habit Restaurants, Inc. - Class A (a)	519	4,547
Weight Watchers International, Inc.	20,293	608,587
Wingstop, Inc.	200	20,034

		12,290,164

Diversified Financials - 3.9%
Artisan Partners Asset Management, Inc.	28,818	767,712
B. Riley Financial, Inc.	800	16,928
Cannae Holdings, Inc. (a)	35,789	995,650
Citigroup, Inc.	30,937	1,990,796
Cohen & Steers, Inc.	5,717	308,318
Curo Group Holdings Corp. (a)	5,821	79,282
Elevate Credit, Inc. (a)	11,887	51,233
Enova International, Inc. (a)	24,055	574,914
EZCORP, Inc. (a)	35,660	280,644

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Diversified Financials - 3.9% (continued)
Federated Investors, Inc.	32,275	$1,034,091
FGL Holdings (b)	18,700	149,226
FirstCash, Inc.	6,053	597,613
Green Dot Corp. (a)	17,163	524,845
Greenhill & Co., Inc.	651	9,140
Hamilton Lane, Inc.	9,263	575,603
Hennessy Advisors, Inc.	484	4,796
Houlihan Lokey, Inc.	18,279	807,566
Ladenburg Thalmann Financial Services, Inc.	34,214	67,059
Manning & Napier, Inc.	552	1,049
Marlin Business Services Corp.	242	5,234
Moelis & Co.	24,449	819,775
NewStar Financial, Inc. (a)(d)	4,220	1,013
On Deck Capital, Inc. (a)	27,301	88,728
Oppenheimer Holdings, Inc.	15,069	418,315
Piper Jaffray Cos.	5,610	408,184
PJT Partners, Inc.	1,330	55,341
Pzena Investment Management, Inc.	64,585	525,076
Regional Management Corp. (a)	5,928	152,646
Silvercrest Asset Management Group, Inc.	5,241	68,500
Waddell & Reed Financial, Inc. (c)	49,957	807,805
Westwood Holdings Group, Inc.	13,682	375,571
World Acceptance Corp. (a)	2,041	271,249

		12,833,902

Energy - 3.3%
Amplify Energy Corp. (a)	2,389	14,238
Arch Coal, Inc.	5,507	421,616
Ardmore Shipping Corp. (a)(b)	1,600	9,984
C&J Energy Services, Inc. (a)	26,823	256,428
Cactus, Inc. (a)	900	22,923
Clean Energy Fuels Corp. (a)	600	1,194
Cloud Peak Energy, Inc. (a)	20,000	858
CONSOL Energy, Inc. (a)	6,736	112,895
Covia Holdings Corp. (a)	340	510
CVR Energy, Inc.	28,012	1,114,317
Delek US Holdings, Inc.	28,275	926,006
Diamond Offshore Drilling, Inc.	100	649
DMC Global, Inc.	23,700	1,029,291
Dorian LPG Ltd. (a)(b)	200	2,078
Dril-Quip, Inc. (a)	5,026	230,442
Era Group, Inc. (a)	12,672	120,131
Evolution Petroleum Corp.	23,546	139,392
Exterran Corp. (a)	4,965	52,381
Forum Energy Technologies, Inc. (a)	25,700	36,237
FTS International, Inc. (a)	49,617	124,539
Hallador Energy Co.	5,332	21,168
Halliburton Co.	7,481	140,942
Keane Group, Inc. (a)	51,190	271,307
Liberty Oilfield Services, Inc. (c)	25,824	278,124
Matrix Service Co. (a)	32,222	640,251
NACCO Industries, Inc.	6,747	335,866
National Research Corp.	15,594	998,484
Newpark Resources, Inc. (a)	12,514	82,718
Occidental Petroleum Corp.	1,588	69,041
Oil States International, Inc. (a)	1,400	19,306
Overseas Shipholding Group, Inc. (a)	3,116	5,079
Par Pacific Holdings, Inc. (a)	10,400	226,096

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Energy - 3.3% (continued)
Peabody Energy Corp.	35,122	$647,298
Penn Virginia Corp. (a)	100	2,850
Renewable Energy Group, Inc. (a)	30,246	368,094
REX American Resources Corp. (a)	901	61,881
RigNet, Inc. (a)	456	3,575
RPC, Inc. (c)	97,103	515,617
SandRidge Energy, Inc. (a)	11,385	53,282
Select Energy Services, Inc. (a)	20,000	163,200
Superior Energy Services, Inc. (a)	44,575	14,924
Teekay Tankers Ltd. - Class A (b)	40,700	45,177
Tellurian, Inc. (a)(c)	400	2,612
TETRA Technologies, Inc. (a)	1,021	1,695
W&T Offshore, Inc.	12,000	52,560
World Fuel Services Corp.	35,022	1,344,845

		10,982,101

Food & Staples Retailing - 2.3%
BJ’s Wholesale Club Holdings, Inc. (a)	26,041	683,837
Ingles Markets, Inc.	10,642	413,761
Natural Grocers by Vitamin Cottage, Inc. (a)	56,182	530,358
Performance Food Group Co. (a)	69,267	3,241,003
PriceSmart, Inc.	13,120	792,841
SpartanNash Co.	27,828	299,707
The Chefs’ Warehouse, Inc. (a)	33,012	1,273,603
Village Super Market, Inc.	213	5,319
Weis Markets, Inc.	6,587	251,821

		7,492,250

Food, Beverage & Tobacco - 2.2%
Altria Group, Inc.	10,102	441,861
B&G Foods, Inc. (c)	3,800	64,334
Boston Beer Company, Inc. - Class A (a)	1,555	681,743
Calavo Growers, Inc.	789	69,945
Cal-Maine Foods, Inc. (c)	9,096	368,752
Coca-Cola Consolidated, Inc.	2,378	800,459
Craft Brew Alliance, Inc. (a)	3,080	30,954
Darling Ingredients, Inc. (a)	42,568	791,765
Dean Foods Co. (c)	33,053	33,384
Farmer Brothers Co.	1,900	23,066
Fresh Del Monte Produce, Inc. (b)(c)	21,204	552,152
Freshpet, Inc. (a)	281	13,791
Hostess Brands, Inc. (a)	1,300	18,226
J&J Snack Foods Corp.	1,298	250,592
John B Sanfilippo & Son, Inc.	1,563	144,734
Lancaster Colony Corp.	5,591	815,727
Landec Corp. (a)	3,700	40,663
Lifeway Foods, Inc. (a)	1,194	3,486
MGP Ingredients, Inc.	100	4,817
National Beverage Corp.	1,287	52,638
Sanderson Farms, Inc. (c)	3,189	477,138
The Simply Good Foods Co. (a)	3,748	111,053
Tootsie Roll Industries, Inc.	17,778	652,097
Turning Point Brands, Inc. (c)	1,600	57,360
Universal Corp.	9,600	480,576
Vector Group Ltd.	26,073	304,533

		7,285,846

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Health Care Equipment & Services - 7.0%
Accuray, Inc. (a)	5,768	$15,458
Addus HomeCare Corp. (a)	4,233	372,419
Allscripts Healthcare Solutions, Inc. (a)	10,500	95,340
Amedisys, Inc. (a)	12,287	1,581,460
American Renal Associates Holdings, Inc. (a)	15,089	93,552
AMN Healthcare Services, Inc. (a)	17,393	1,015,751
AngioDynamics, Inc. (a)	38,408	705,555
AtriCure, Inc. (a)	1,500	41,085
Atrion Corp.	430	334,175
Axogen, Inc. (a)	480	7,608
BioTelemetry, Inc. (a)	1,014	40,205
Brookdale Senior Living, Inc. (a)	4,300	35,174
Cardiovascular Systems, Inc. (a)	2,300	111,389
Computer Programs & Systems, Inc.	6,209	131,320
CONMED Corp.	5,550	559,274
CorVel Corp. (a)	9,728	819,389
Cross Country Healthcare, Inc. (a)	56,938	583,615
CryoLife, Inc. (a)	4,850	129,980
Cutera, Inc. (a)	12,851	371,008
Diplomat Pharmacy, Inc. (a)	54,837	318,603
Enzo Biochem, Inc. (a)	1,592	5,174
Genesis Healthcare, Inc. (a)	6,891	7,442
Glaukos Corp. (a)	5,471	351,840
Globus Medical, Inc. (a)	26,852	1,371,332
Haemonetics Corp. (a)	15,117	2,018,573
HCA Healthcare, Inc.	2,141	257,348
HealthEquity, Inc. (a)	93	5,521
HealthStream, Inc. (a)	13,229	334,297
HMS Holdings Corp. (a)	11,691	427,072
Inogen, Inc. (a)	20	927
Integer Holdings Corp. (a)	100	7,240
Invacare Corp.	3,043	14,728
iRadimed Corp. (a)	26,141	501,384
Lantheus Holdings, Inc. (a)	3,900	84,864
LeMaitre Vascular, Inc.	2,001	63,352
LHC Group, Inc. (a)	14,636	1,734,366
LivaNova PLC (a)(b)	5,205	404,064
Magellan Health, Inc. (a)	6,190	390,032
Meridian Bioscience, Inc.	43,032	397,185
Merit Medical Systems, Inc. (a)	100	3,478
Mesa Laboratories, Inc.	100	22,123
National HealthCare Corp.	6,483	523,826
Natus Medical, Inc. (a)	8,731	241,674
Neogen Corp. (a)	3,030	213,676
NextGen Healthcare, Inc. (a)	26,763	380,302
NuVasive, Inc. (a)	2,600	165,152
Omnicell, Inc. (a)	4,146	297,683
Option Care Health, Inc. (a)	100	350
OraSure Technologies, Inc. (a)	32,415	213,939
Orthofix Medical, Inc. (a)	9,605	488,318
Owens & Minor, Inc.	26,711	135,692
Patterson Cos., Inc.	34,914	583,762
PetIQ, Inc. (a)	700	22,162
R1 RCM, Inc. (a)	4,900	57,134
RadNet, Inc. (a)	26,131	363,482
RTI Surgical Holdings, Inc. (a)	1,228	3,905
Select Medical Holdings Corp. (a)	6,278	101,829

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Health Care Equipment & Services - 7.0% (continued)
Simulations Plus, Inc.	5,384	$194,416
STAAR Surgical Co. (a)(c)	9,776	294,355
Surgery Partners, Inc. (a)	700	4,508
Surmodics, Inc. (a)	6,325	297,655
Tabula Rasa HealthCare, Inc. (a)(c)	15,450	877,560
Tactile Systems Technology, Inc. (a)	5,258	265,214
The Ensign Group, Inc.	18,850	940,615
The Providence Service Corp. (a)	8,251	463,789
Triple-S Management Corp. - Class B (a)(b)	2,732	56,061
US Physical Therapy, Inc.	2,501	333,934
Utah Medical Products, Inc.	2,100	206,472
Varex Imaging Corp. (a)	8,179	215,517
Zynex, Inc. (c)	1,500	13,410

		23,721,094

Household & Personal Products - 0.9%
Central Garden & Pet Co. (a)	1,192	31,493
Central Garden & Pet Co. - Class A (a)	29,134	700,964
Edgewell Personal Care Co. (a)	15,577	433,664
elf Beauty, Inc. (a)	4,669	76,198
Inter Parfums, Inc.	18,955	1,218,617
Lifevantage Corp. (a)	900	10,944
Medifast, Inc.	1,618	161,735
Nature’s Sunshine Products, Inc.	552	5,194
Oil-Dri Corp of America	190	5,844
USANA Health Sciences, Inc. (a)	1,282	87,138
WD-4Co.	1,159	211,286

		2,943,077

Insurance - 3.7%
American Equity Investment Life Holding Co.	21,455	462,355
AMERISAFE, Inc.	3,158	216,955
Citizens, Inc. (a)(c)	2,003	12,579
CNO Financial Group, Inc.	3,760	54,445
Crawford & Co.	482	4,651
Donegal Group, Inc.	37	534
eHealth, Inc. (a)	19,644	1,636,542
EMC Insurance Group, Inc.	12,200	438,468
Employers Holdings, Inc.	13,073	563,839
FBL Financial Group, Inc.	2,280	123,644
FedNat Holding Co.	2,962	36,225
Hallmark Financial Services, Inc. (a)	9,420	165,604
HCI Group, Inc.	2,418	94,229
Heritage Insurance Holdings, Inc.	52,412	687,121
Horace Mann Educators Corp.	4,300	188,641
Independence Holding Co.	800	29,616
Investors Title Co.	36	5,299
James River Group Holdings Ltd. (b)	3,800	187,264
Kemper Corp.	1,970	137,861
Kinsale Capital Group, Inc.	11,157	1,095,952
National General Holdings Corp.	25,283	596,173
NI Holdings, Inc. (a)	400	6,720
ProAssurance Corp.	13,868	541,823
RLI Corp.	9,396	860,392
Safety Insurance Group, Inc.	11,311	1,090,833
Selective Insurance Group, Inc.	12,564	1,000,471

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Insurance - 3.7% (continued)
State Auto Financial Corp.	4,202	$134,338
Stewart Information Services Corp.	7,619	272,913
Third Point Reinsurance Ltd. (a)(b)	41,862	394,340
Tiptree, Inc.	1,914	13,283
United Fire Group, Inc.	13,703	618,827
United Insurance Holdings Corp.	785	9,200
Universal Insurance Holdings, Inc.	21,483	537,075

		12,218,212

Materials - 3.5%
AdvanSix, Inc. (a)	267	5,965
Balchem Corp.	300	26,637
Boise Cascade Co.	32,514	1,020,940
Carpenter Technology Corp.	2,293	111,531
Ferro Corp.	5,700	58,083
Flotek Industries, Inc. (a)	1,900	3,971
FutureFuel Corp.	68,283	736,091
GCP Applied Technologies, Inc. (a)	3,800	66,690
Gibraltar Industries, Inc.	8,952	360,497
Gold Resource Corp.	24,759	84,428
Greif, Inc. - Class A	3,984	140,197
Greif, Inc. - Class B	100	4,161
Hawkins, Inc.	300	13,305
Haynes International, Inc.	300	8,961
HB Fuller Co.	400	17,044
Ingevity Corp. (a)	800	60,936
Innophos Holdings, Inc.	300	8,427
Innospec, Inc.	3,181	264,595
Intrepid Potash, Inc. (a)	1,479	4,393
Kaiser Aluminum Corp.	1,412	124,863
Kraton Corp. (a)	1,531	42,011
Kronos Worldwide, Inc.	1,901	20,816
Louisiana-Pacific Corp.	24,551	590,206
Materion Corp.	19,671	1,157,442
Miller Industries, Inc.	13,316	416,658
Minerals Technologies, Inc.	2,900	139,780
Neenah, Inc.	2,122	135,341
Olympic Steel, Inc.	920	9,890
OMNOVA Solutions, Inc. (a)	65,579	659,069
PH Glatfelter Co.	25,967	373,405
PolyOne Corp.	13,404	429,062
PQ Group Holdings, Inc. (a)	1,500	21,435
Quaker Chemical Corp.	2,600	413,036
Rayonier Advanced Materials, Inc.	5,700	20,007
Ryerson Holding Corp. (a)	5,206	35,765
Schnitzer Steel Industries, Inc.	21,977	486,571
Schweitzer-Mauduit International, Inc.	11,333	380,109
Sensient Technologies Corp.	700	45,724
Stepan Co.	6,956	663,533
SunCoke Energy, Inc. (a)	3,000	18,720
TimkenSteel Corp. (a)	1,500	7,830
Trecora Resources (a)	3,638	32,924
Tredegar Corp.	21,132	365,372
Trinseo S.A. (b)	13,725	481,610

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Materials - 3.5% (continued)
UFP Technologies, Inc. (a)	6,265	$261,752
United States Lime & Minerals, Inc.	1,691	130,494
Valhi, Inc.	19,735	38,483
Verso Corp. (a)	13,794	140,837
Warrior Met Coal, Inc.	27,207	568,626
Worthington Industries, Inc.	11,390	395,233

		11,603,456

Media - 2.3%
Actua Corp. (a)(d)	5,440	1,523
Care.com, Inc. (a)	29,309	289,866
Cars.com, Inc. (a)	2,300	20,493
Central European Media Enterprises Ltd. (a)(b)	5,800	26,912
DHI Group, Inc. (a)	3,400	12,342
Emerald Expositions Events, Inc.	7,799	74,559
Entravision Communications Corp.	50,397	154,215
Eros International PLC (a)(b)	10,673	18,038
Fluent, Inc. (a)	34,633	103,206
Gannett Co., Inc.	62,089	653,176
Glu Mobile, Inc. (a)	49,814	221,174
Gray Television, Inc.	1,900	29,070
Hemisphere Media Group, Inc. (a)	13,082	155,283
IMAX Corp. (a)(b)	9,073	189,807
Lee Enterprises, Inc. (a)	1,400	2,492
Liberty Latin America Ltd. (a)(b)	1,000	16,490
Liberty Media Corp. - Class A (a)(c)	3,400	93,398
Liberty Media Corp. - Class C (a)	6,500	178,490
Liberty TripAdvisor Holdings, Inc. (a)	47,415	414,407
Meredith Corp.	1,600	70,048
MSG Networks, Inc. (a)	10,682	175,185
National CineMedia, Inc.	5,329	43,698
New Media Investment Group, Inc. (c)	69,235	607,883
QuinStreet, Inc. (a)	94,698	1,084,292
Rosetta Stone, Inc. (a)	33,741	615,773
Saga Communications, Inc.	135	3,853
Scholastic Corp.	15,234	534,256
TechTarget, Inc. (a)	22,469	533,414
TEGNA, Inc.	41,046	587,368
The EW Scripps Co. - Class A	11,000	135,960
The Marcus Corp.	6,800	228,208
The Meet Group, Inc. (a)	1,000	3,450
Tribune Publishing Co.	188	1,438
TrueCar, Inc. (a)	27,915	110,544
Yelp, Inc. (a)	2,488	83,373

		7,473,684

Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Amneal Pharmaceuticals, Inc. (a)	8,400	21,420
Amphastar Pharmaceuticals, Inc. (a)	5,118	114,950
Assertio Therapeutics, Inc. (a)	36,521	52,590
Codexis, Inc. (a)	400	5,612
Collegium Pharmaceutical, Inc. (a)	28,515	330,204

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Pharmaceuticals, Biotechnology & Life Sciences - 1.2% (continued)
Corcept Therapeutics, Inc. (a)	23,604	$297,646
Fluidigm Corp. (a)	4,200	23,436
Harrow Health, Inc. (a)	14,874	79,576
Innoviva, Inc. (a)	15,260	176,863
Intersect ENT, Inc. (a)	3,354	54,939
Luminex Corp.	18,241	373,941
Mallinckrodt PLC (a)(b)	800	2,072
Medpace Holdings, Inc. (a)	9,273	750,278
Monarch Casino & Resort, Inc. (a)	7,357	326,504
NeoGenomics, Inc. (a)	33,867	845,998
Phibro Animal Health Corp.	11,009	227,336
Prestige Consumer Healthcare, Inc. (a)	500	15,940
SIGA Technologies, Inc. (a)	39,604	198,812

		3,898,117

Real Estate - 0.6%
Altisource Portfolio Solutions, S.A. (a)(b)	5	99
eXp World Holdings, Inc. (a)(c)	3,400	29,580
Forestar Group, Inc. (a)	3,362	64,080
Jones Lang LaSalle, Inc.	2,902	389,013
Marcus & Millichap, Inc. (a)	24,245	874,760
Maui Land & Pineapple Co., Inc. (a)	217	2,283
Newmark Group, Inc.	8,500	73,780
RE/MAX Holdings, Inc.	4,466	114,642
Realogy Holdings Corp.	15,172	72,522
The RMR Group, Inc. - Class A	10,246	477,361

		2,098,120

Retailing - 8.7%
1-800-Flowers.com, Inc. (a)	92,687	1,364,353
Aaron’s, Inc.	37,493	2,403,676
Abercrombie & Fitch Co.	84,822	1,240,098
American Eagle Outfitters, Inc.	134,816	2,267,605
America’s Car-Mart, Inc. (a)	14,733	1,263,797
Asbury Automotive Group, Inc. (a)	5,730	540,339
Barnes & Noble Education, Inc. (a)	47,852	186,623
Bed Bath & Beyond, Inc. (c)	45,672	441,648
Big Lots, Inc.	2,661	60,538
Boot Barn Holdings, Inc. (a)	9,754	334,075
Caleres, Inc.	17,904	360,766
Chico’s FAS, Inc.	11,202	34,950
Citi Trends, Inc.	6,999	117,653
Conn’s, Inc. (a)	2,600	52,416
Core-Mark Holding Co., Inc.	23,870	773,149
Designer Brands, Inc.	8,451	139,357
Destination XL Group, Inc. (a)	4,244	7,597
Dillard’s, Inc. (c)	11,617	679,827
Duluth Holdings, Inc. (a)	131	1,204
Express, Inc. (a)	86,775	183,963
Funko, Inc. (a)	1,600	38,384
GameStop Corp. (c)	7,306	29,005
Genesco, Inc. (a)	9,612	342,956
GNC Holdings, Inc. (a)(c)	74,291	145,610
Group 1 Automotive, Inc.	1,374	102,665

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Retailing - 8.7% (continued)
Groupon, Inc. (a)	179,593	$445,391
Guess?, Inc. (c)	30,079	543,528
Haverty Furniture Cos., Inc.	18,366	351,709
Hibbett Sports, Inc. (a)	25,396	420,050
Hudson Ltd. (a)(b)	46,503	504,558
J. Jill, Inc. (c)	69,007	129,043
Lands’ End, Inc. (a)	4,417	34,232
Liquidity Services, Inc. (a)	36,398	275,533
Lithia Motors, Inc.	5,134	672,913
Lumber Liquidators Holdings, Inc. (a)(c)	2,144	20,175
MarineMax, Inc. (a)	16,417	237,390
Michaels Cos., Inc. (a)(c)	48,287	273,787
Monro, Inc.	16,464	1,279,582
Murphy USA, Inc. (a)	14,196	1,269,122
Office Depot, Inc.	108,000	140,400
PetMed Express, Inc. (c)	3,939	62,236
Quotient Technology, Inc. (a)	9,800	71,932
Rent-A-Center, Inc. (a)	59,940	1,530,268
RH (a)(c)	5,259	753,352
RTW RetailWinds, Inc. (a)	3,035	3,065
Sally Beauty Holdings, Inc. (a)	58,376	713,938
Sears Hometown and Outlet Stores, Inc. (a)(c)	2,218	7,430
Shoe Carnival, Inc. (c)	29,344	902,035
Shutterfly, Inc. (a)	2,700	137,376
Shutterstock, Inc.	3,932	138,053
Sleep Number Corp. (a)	14,699	615,006
Sonic Automotive, Inc.	3,909	105,191
Sportsman’s Warehouse Holdings, Inc. (a)	37,334	157,549
Stamps.com, Inc. (a)	6,879	442,732
Stein Mart, Inc. (a)(c)	3,679	2,575
Stitch Fix, Inc. (a)	3,200	60,992
Tailored Brands, Inc. (c)	46,528	252,182
The Buckle, Inc. (c)	17,332	339,707
The Cato Corp. - Class A	44,756	766,670
The Children’s Place, Inc.	458	39,961
The Container Store Group, Inc. (a)	38,602	172,937
Tile Shop Holdings, Inc.	272	732
Tilly’s, Inc.	65,970	706,539
Weyco Group, Inc.	8,421	206,567
Winmark Corp.	840	136,500
Zumiez, Inc. (a)(c)	38,546	1,001,425

		29,036,617

Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc. (a)	8,560	442,038
Amkor Technology, Inc. (a)	24,400	213,500
Aquantia Corp. (a)	13,969	184,112
Axcelis Technologies, Inc. (a)	3,285	50,293
Brooks Automation, Inc.	30,991	1,032,930
Cabot Microelectronics Corp.	10,675	1,330,639
CEVA, Inc. (a)	201	6,314
Cirrus Logic, Inc. (a)	18,810	1,008,968
Diodes, Inc. (a)	21,103	771,315
DSP Group, Inc. (a)	1,800	24,912

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Semiconductors & Semiconductor Equipment - 2.3% (continued)
FormFactor, Inc. (a)	14,111	$241,157
GSI Technology, Inc. (a)	505	4,242
Ichor Holdings Ltd. (a)(b)	1,369	29,105
Lattice Semiconductor Corp. (a)	20,628	406,165
MaxLinear, Inc. (a)	3,882	76,941
Nanometrics, Inc. (a)	8,220	224,324
NeoPhotonics Corp. (a)	17,200	107,672
PDF Solutions, Inc. (a)	7,675	89,874
Photronics, Inc. (a)	27,092	292,594
Power Integrations, Inc.	173	15,401
Rambus, Inc. (a)	3,958	49,633
Rudolph Technologies, Inc. (a)	22,486	494,467
Semtech Corp. (a)	1,756	73,699
Sigma Designs, Inc. (c)	39,267	7,559
Silicon Laboratories, Inc. (a)	524	57,116
SMART Global Holdings, Inc. (a)(b)	3,408	96,821
Xperi Corp.	10,974	201,044

		7,532,835

Software & Services - 7.0%
8x8, Inc. (a)	14,282	347,195
A1Networks, Inc. (a)	47,528	329,844
Agilysys, Inc.	32,420	883,445
Altair Engineering, Inc. (a)	1,900	65,284
American Software, Inc. - Class A	44,082	694,732
Appfolio, Inc. (a)(c)	8,962	885,177
Avaya Holdings Corp. (a)	3,600	50,832
Blackline, Inc. (a)	2,307	117,496
Blucora, Inc. (a)	11,376	256,870
Bottomline Technologies de, Inc. (a)	3,781	155,929
Brightcove, Inc. (a)	38,611	476,074
Cardtronics PLC - Class A (a)	3,900	115,518
ChannelAdvisor Corp. (a)	26,750	230,050
CommVault Systems, Inc. (a)	8,925	387,077
Conduent, Inc. (a)	51,900	337,869
Cornerstone OnDemand, Inc. (a)	500	26,085
CSG Systems International, Inc.	1,083	58,352
Digital Turbine, Inc. (a)	1,200	9,132
eGain Corp. (a)	1,500	10,770
Endurance International Group Holdings, Inc. (a)	17,988	90,660
Everbridge, Inc. (a)	4,796	413,415
EVERTEC, Inc. (b)	18,104	631,105
ExlService Holdings, Inc. (a)	5,393	365,106
I3 Verticals, Inc. (a)	5,417	122,533
Information Services Group, Inc. (a)	859	2,285
Instructure, Inc. (a)(c)	2,201	91,033
J2 Global, Inc.	185	15,651
Leidos Holdings, Inc.	19,000	1,659,840
Limelight Networks, Inc. (a)	7,824	19,012
LivePerson, Inc. (a)	8,527	338,863
LiveRamp Holdings, Inc. (a)	1,778	75,316
Majesco (a)	583	4,886
ManTech International Corp. - Class A	23,980	1,685,314
MAXIMUS, Inc.	33,517	2,578,798
MicroStrategy, Inc. (a)	3,068	439,614

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Software & Services - 7.0% (continued)
Mitek Systems, Inc. (a)	4,948	$50,173
MobileIron, Inc. (a)	44,331	305,884
Model N, Inc. (a)	5,765	165,052
Monotype Imaging Holdings, Inc.	18,777	370,846
NIC, Inc.	33,638	700,343
OneSpan, Inc. (a)	4,615	62,303
Perficient, Inc. (a)	37,273	1,373,137
Perspecta, Inc.	6,028	156,427
Presidio, Inc.	2,200	35,244
PRGX Global, Inc. (a)	531	2,862
Progress Software Corp.	23,367	882,805
Q2 Holdings, Inc. (a)	500	44,975
QAD, Inc.	16,258	658,774
Rapid7, Inc. (a)	400	21,476
Rimini Street, Inc. (a)	1,400	6,678
Science Applications International Corp.	3,316	291,841
SecureWorks Corp. (a)	20,919	252,492
SPS Commerce, Inc. (a)	2,000	101,080
Sykes Enterprises, Inc. (a)	20,409	591,861
Telaria, Inc. (a)	19,730	196,905
Telenav, Inc. (a)	22,798	258,073
The Hackett Group, Inc.	29,035	468,335
TiVo Corp.	5,500	41,415
Total System Services, Inc.	986	132,341
TTEC Holdings, Inc.	5,773	270,811
Unisys Corp. (a)	10,119	66,178
Varonis Systems, Inc. (a)	1,886	128,852
Virtusa Corp. (a)	13,010	470,181
Workiva, Inc. (a)	10,242	492,743
Yext, Inc. (a)	3,600	56,772
Zix Corp. (a)	87,352	642,037

		23,270,058

Technology Hardware & Equipment - 5.4%
Acacia Communications, Inc. (a)	1,600	100,880
ADTRAN, Inc.	29,135	299,216
Airgain, Inc. (a)	1,500	16,845
Anixter International, Inc. (a)	8,837	529,955
Avid Technology, Inc. (a)	35,330	263,562
AVX Corp.	70,812	959,503
Badger Meter, Inc.	12,842	662,390
Bel Fuse, Inc.	366	4,026
Benchmark Electronics, Inc.	26,077	690,519
Calix, Inc. (a)	34,930	209,929
Clearfield, Inc. (a)	300	3,207
Coda Octopus Group, Inc. (a)	1,000	8,880
Comtech Telecommunications Corp.	19,634	525,209
Cray, Inc. (a)	5,500	192,115
CTS Corp.	26,922	768,085
Daktronics, Inc.	101,016	730,346
Digi International, Inc. (a)	51,625	659,767

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Technology Hardware & Equipment - 5.4% (continued)
ePlus, Inc. (a)	8,466	$691,841
Extreme Networks, Inc. (a)	74,604	498,355
Fabrinet (a)(b)	15,390	777,041
FARO Technologies, Inc. (a)	3,700	182,188
Fitbit, Inc. (a)	49,383	152,593
Insight Enterprises, Inc. (a)	19,127	919,244
Intevac, Inc. (a)	281	1,368
Iteris, Inc. (a)	4,810	26,166
Itron, Inc. (a)	200	13,890
KEMET Corp.	2,348	39,329
Kimball Electronics, Inc. (a)	3,736	49,353
Knowles Corp. (a)	1,059	21,476
KVH Industries, Inc. (a)	37,230	346,239
Methode Electronics, Inc.	6,618	210,055
MTS Systems Corp.	1,300	73,931
Myers Industries, Inc.	43,310	728,907
Napco Security Technologies, Inc. (a)	10,213	352,144
NETGEAR, Inc. (a)	8,255	286,614
NetScout Systems, Inc. (a)	620	13,733
Novanta, Inc. (a)(b)	15,942	1,195,650
OSI Systems, Inc. (a)	2,804	294,448
PAR Technology Corp. (a)(c)	1,012	23,408
PC Connection, Inc.	38,399	1,352,797
PCM, Inc. (a)	3,000	105,000
Plantronics, Inc.	366	11,372
Plexus Corp. (a)	400	22,884
Ribbon Communications, Inc. (a)	20,721	107,128
Rogers Corp. (a)	1,335	176,781
Sanmina Corp. (a)	4,361	126,033
ScanSource, Inc. (a)	16,503	466,375
Synaptics, Inc. (a)	4,486	143,642
Tech Data Corp. (a)	5,657	524,574
TTM Technologies, Inc. (a)	7,921	84,438
Vishay Intertechnology, Inc.	31,564	499,658
Vishay Precision Group, Inc. (a)	20,662	645,687

		17,788,776

Telecommunication Services - 0.5%
ATN International, Inc.	100	5,682
Bandwidth, Inc. (a)	100	8,719
Consolidated Communications Holdings, Inc.	30,584	123,254
Frontier Communications Corp. (a)(c)	3,000	2,401
IDT Corp. - Class B (a)	811	7,153
Ooma, Inc. (a)	7,644	95,550
ORBCOMM, Inc. (a)	2,800	12,908
Spok Holdings, Inc.	21,970	258,148
Verizon Communications, Inc.	3,608	209,841
Vonage Holdings Corp. (a)	67,533	892,786

		1,616,442

Transportation - 1.2%
ArcBest Corp.	7,311	216,479
Costamare, Inc. (b)	3,281	18,997
Covenant Transportation Group, Inc. (a)	6,472	93,067
Daseke, Inc. (a)	8,835	15,550

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Transportation - 1.2% (continued)
Echo Global Logistics, Inc. (a)	26,072	$522,483
Forward Air Corp.	11,242	700,377
Heartland Express, Inc.	21,594	444,188
Hub Group, Inc. (a)	12,089	520,552
Marten Transport Ltd.	20,692	407,012
Mesa Air Group, Inc. (a)	3,300	21,318
Radiant Logistics, Inc. (a)	109,156	532,681
Safe Bulkers, Inc. (a)(b)	28,200	58,092
Saia, Inc. (a)	2,434	208,204
Universal Logistics Holdings, Inc.	6,788	142,209
Werner Enterprises, Inc.	679	22,190

		3,923,399

Utilities - 0.7%
ALLETE, Inc.	1,099	94,217
American States Water Co.	3,390	313,677
Atlantic Power Corp. (a)(b)	58,915	134,915
Avista Corp.	200	9,380
Black Hills Corp.	1,180	90,518
California Water Service Group	128	7,224
Clearway Energy, Inc. - Class A	9,313	156,086
Clearway Energy, Inc. - Class C	3,253	57,578
Consolidated Water Co., Ltd. (b)	23,890	350,227
El Paso Electric Co.	600	40,020
Genie Energy Ltd. - Class B	3,300	23,628
MGE Energy, Inc.	300	22,755
New Jersey Resources Corp.	47	2,150
NorthWestern Corp.	170	12,315
ONE Gas, Inc.	550	50,386
Portland General Electric Co.	14,020	797,598
PPL Corp.	5,364	158,506
Pure Cycle Corp. (a)	100	1,085
Spark Energy, Inc.	1,383	13,083
TerraForm Power, Inc.	2,200	37,312

		2,372,660

TOTAL COMMON STOCKS (Cost $255,984,111)		321,818,915

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Diversified Financials - 0.0% (e)
Annaly Capital Management, Inc.	137	1,137
Capstead Mortgage Corp.	117	851
Cherry Hill Mortgage Investment Corp.	100	1,203
Ready Capital Corp.	200	2,936

		6,127

Real Estate - 0.4%
Equity Commonwealth	32,000	1,077,120
Federal Realty Investment Trust	938	121,199

		1,198,319

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,132,127)		1,204,446

RIGHTS - 0.0% (e)
A Schulman, Inc. - Contingent Value Right (a)(d)	8,996	6,927

TOTAL RIGHTS (Cost $0)		6,927

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 2.5%
Money Market Funds - 0.8%
Fidelity Investments Money Market Funds - Government Portfolio, 2.00% (f)	503,299	$503,299
First American Government Obligations Fund, 2.03% (f)	503,299	503,299
First American Treasury Obligations Fund, 2.02% (f)	503,299	503,299
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.99% (f)	503,299	503,299
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.99% (f)	503,299	503,299

		2,516,495

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 1.7%
2.160%, 10/03/2019 (g)(h)	$3,000,000	2,994,333
2.027%, 10/08/2019 (g)(h)	2,000,000	1,995,865
1.966%, 11/21/2019 (g)	794,000	790,632

		5,780,830

TOTAL SHORT-TERM INVESTMENTS (Cost $8,297,325)		8,297,325

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 3.1%
BlackRock Liquidity Funds FedFund Portfolio, 2.02% (f)	937,352	937,352
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.20% (f)	9,211,815	9,215,075

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $10,152,427)		10,152,427

TOTAL INVESTMENTS (Cost $275,565,990) - 102.9%		341,480,040

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%		(9,680,150)

TOTAL NET ASSETS - 100.0%		$331,799,890

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Foreign issued security. Total foreign securities are $11,215,293 which represents 3.4% of net assets.
(c)	This security or a portion of this security was out on loan as of August 31, 2019. Total loaned securities had a market value of $10,410,273 as of August 31, 2019.
(d)	Value determined using significant unobservable inputs.
(e)	Rounds to zero.
(f)	Rate shown is the 7-day effective yield.
(g)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(h)	This security or a portion of this security was held as collateral for derivative contracts as of August 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
Russell 2000 E-mini Index, September 2019 Settlement	237	$17,706,270	$(778,166)

TOTAL FUTURES CONTRACTS PURCHASED		$17,706,270	$(778,166)

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation/ (Depreciation)
GS	Altria Group, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	$258,975	2,141	$2,372
GS	Citigroup, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	159,633	5,364	(99)
GS	Equity Commonwealth	Pay	1-Month LIBOR USD	4/2/2029	Term	495,604	10,102	48,726
GS	Federal Realty Investment Trust	Pay	1-Month LIBOR USD	4/2/2029	Term	1,002,240	32,000	(65,418)
GS	Halliburton Co.	Pay	1-Month LIBOR USD	4/2/2029	Term	122,625	938	1,227
GS	HCA Healthcare, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	159,270	7,481	17,967
GS	Leidos Holdings, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,166,518	30,937	169,374
GS	Northrop Grumman Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,236,900	19,000	(417,342)
GS	Occidental Petroleum Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	209,733	3,608	(1,419)
GS	PPL Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	73,083	241	(15,121)
GS	Total System Services, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	61,534	1,587	(7,378)
GS	Verizon Communications, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	121,801	986	(9,915)

						$6,067,916		$(277,026)

(a)	The full legal name of “GS” is “Goldman Sachs International”
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 96.1%
Australia - 2.2%
BHP Group Ltd.	29,275	$715,467
Caltex Australia Ltd.	26,166	422,211
CIMIC Group Ltd.	28,084	586,309
Cochlear Ltd.	597	87,647
Flight Centre Travel Group Ltd.	25,779	807,455
Harvey Norman Holdings Ltd.	18,846	55,590
Macquarie Group Ltd.	1,976	164,799
Medibank Private Ltd.	237,332	581,786
Origin Energy Ltd.	15,561	79,959
Rio Tinto Ltd.	25,246	1,489,029
Sonic Healthcare Ltd.	5,083	100,812
South32 Ltd.	121,405	215,847
Tabcorp Holdings Ltd.	70,209	222,699
TPG Telecom Ltd.	5,564	24,956
Wesfarmers Ltd.	49,132	1,293,740
Woolworths Group Ltd.	107,365	2,730,960

		9,579,266

Austria - 0.2%
Andritz AG	2,314	81,484
OMV AG	13,434	685,224
Verbund AG	3,227	192,050

		958,758

Belgium - 0.6%
Ageas	610	32,649
Colruyt S.A.	897	45,911
KBC Group N.V.	2,046	118,369
Proximus SADP	33,813	999,287
Solvay S.A. - Class A	4,221	425,496
UCB S.A.	12,694	947,851
Umicore S.A.	4,237	134,903

		2,704,466

Bermuda - 0.4%
Dairy Farm International Holdings Ltd.	173,200	1,240,112
Jardine Matheson Holdings Ltd.	6,900	375,153
Jardine Strategic Holdings Ltd.	8,100	255,960

		1,871,225

Canada - 5.1%
Alimentation Couche-Tard, Inc. (a)	52,676	3,315,494
Bank of Montreal (a)	109	7,471
Bausch Health Cos., Inc. (a)	1,924	40,997
BCE, Inc.	2,100	99,369
Canadian Imperial Bank of Commerce (a)	13	1,007
Cenovus Energy, Inc. (a)	7,100	61,966
CGI, Inc. (a)	22,372	1,754,607
CI Financial Corp. (a)	12,418	177,959
Empire Co., Ltd. (a)	109,065	3,008,831
Franco-Nevada Corp.	100	9,769
George Weston Ltd. (a)	9,478	770,043
Gildan Activewear, Inc. (a)	23,034	844,442
Great-West Lifeco, Inc.	35,413	754,860
IA Financial Corp, Inc. (a)	7,293	303,300
Imperial Oil Ltd. (a)	38,496	944,618
Intact Financial Corp. (a)	1,900	185,690
Kirkland Lake Gold Ltd. (a)	19,061	926,851

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Canada - 5.1% (continued)
Loblaw Cos., Ltd. (a)	46,344	$2,536,493
Magna International, Inc. (a)	39,903	1,997,847
Manulife Financial Corp. (a)	46,046	763,975
Metro, Inc. (a)	31	1,315
Onex Corp.	4,900	287,876
Power Financial Corp.	34,271	730,775
Royal Bank of Canada (a)	21,054	1,574,701
Saputo, Inc. (a)	8,589	258,173
Sun Life Financial, Inc. (a)	13,133	538,282
Suncor Energy, Inc. (a)	2,800	81,893
TELUS Corp.	941	34,088
Thomson Reuters Corp. (a)	1,900	130,563

		22,143,255

Cayman Islands - 0.3%
CK Hutchison Holdings Ltd.	12,000	104,535
Sands China Ltd.	23,600	107,158
WH Group Ltd. (b) (Cost: $838,502; Original Acquisition Date: 09/13/2018)	1,167,500	939,611

		1,151,304

Denmark - 3.0%
A.P. Moller - Maersk - Class A	620	617,300
A.P. Moller - Maersk - Class B	683	726,635
Carlsberg A/S	10,569	1,560,141
Coloplast A/S	539	64,192
Danske Bank A/S	364	4,786
Demant A/S (a)	8,078	244,678
DSV A/S	20,177	1,999,693
H. Lundbeck A/S	15,939	580,279
ISS A/S	71,144	1,805,196
Novo Nordisk A/S	69,359	3,601,591
Novozymes A/S	2,335	99,567
Pandora A/S	27,066	1,152,925
Tryg A/S	7,094	212,050
Vestas Wind Systems A/S	2,695	198,017

		12,867,050

Finland - 1.4%
Elisa OYJ	2,534	127,441
Kone OYJ	23,339	1,349,223
Metso OYJ	8,635	323,428
Neste OYJ	90,387	2,845,083
Orion OYJ - Class B	29,899	1,109,695
Stora Enso OYJ	22,053	246,493
UPM-Kymmene OYJ	11,085	298,725

		6,300,088

Germany - 7.8%
1&1 Drillisch AG	3,053	83,751
adidas AG	12,535	3,715,533
Allianz SE	13,885	3,059,681
BASF SE	19,073	1,261,499
Bayer AG	3,484	257,850
Beiersdorf AG	12,091	1,521,541
Brenntag AG	10,954	527,667
Carl Zeiss Meditec AG	2,626	302,751
Commerzbank AG	54,242	307,551
Continental AG	11,521	1,389,793
Covestro AG (b) (Cost: $1,536,683; Original Acquisition Date: 10/12/2018)	27,236	1,232,966

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Germany - 7.8% (continued)
Deutsche Boerse AG	1,014	$149,055
Deutsche Post AG	10,866	357,073
Deutsche Telekom AG	219,931	3,668,256
Evonik Industries AG	17,679	450,388
GEA Group AG	1,664	44,861
HeidelbergCement AG	11,188	775,148
Henkel AG & Co., KGaA	33,190	3,065,920
Hochtief AG	17,616	1,915,751
Hugo Boss AG	9,814	546,636
Infineon Technologies AG	400	6,923
Innogy SE (b) (Cost: $33,944; Original Acquisition Date: 08/07/2019)	698	34,744
KION Group AG	1,057	51,103
Merck KGaA	13,201	1,411,097
Metro AG	95,613	1,479,570
MTU Aero Engines AG	177	48,302
Puma SE	13,020	988,076
RWE AG	44,453	1,265,856
SAP SE	2,606	311,043
Siemens AG	9,886	988,187
Telefonica Deutschland Holding AG	218,724	556,738
Uniper SE	34,330	1,040,223
Zalando SE (a)(b) (Cost: $632,428; Original Acquisition Date: 09/25/2018)	18,440	911,989

		33,727,522

Hong Kong - 1.6%
ASM Pacific Technology Ltd.	54,900	629,147
BOC Hong Kong Holdings Ltd.	138,000	465,550
CLP Holdings Ltd.	14,000	144,189
First Pacific Co., Ltd.	2,000	819
Galaxy Entertainment Group Ltd.	100,000	627,519
HK Electric Investments Ltd.	500	479
HKT Trust & HKT Ltd.	629,000	983,565
Hong Kong & China Gas Co., Ltd.	108,240	209,014
I-CABLE Communications Ltd. (a)	9,655	90
Kerry Properties Ltd.	174,500	588,685
NWS Holdings Ltd.	69,000	118,808
SJM Holdings Ltd.	26,000	24,573
Swire Pacific Ltd.	58,500	572,659
Techtronic Industries Co., Ltd.	173,500	1,199,390
Vitasoy International Holdings Ltd.	156,000	726,238
Yue Yuen Industrial Holdings Ltd.	204,500	522,961

		6,813,686

Israel - 0.4%
Check Point Software Technologies Ltd. (a)	3,536	380,827
Israel Chemicals Ltd.	50,400	227,312
Israel Discount Bank Ltd.	39,425	164,092
Mizrahi Tefahot Bank Ltd. (a)	25,486	586,266
Nice Ltd. (a)	1,749	267,478

		1,625,975

Italy - 1.5%
Assicurazioni Generali SpA	132,477	2,398,004
Enel SpA	51,849	375,755
Eni SpA	44,872	674,648
EXOR N.V.	16,927	1,144,118
Leonardo S.p.A.	72,358	885,111
Poste Italiane S.p.A. (b) (Cost: $53,379; Original Acquisition Date: 05/19/2017)	7,462	80,141
Prysmian S.p.A.	3,981	87,090
Recordati S.p.A.	7,350	321,989

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Italy - 1.5% (continued)
Telecom Italia S.p.A.	990,542	$504,372

		6,471,228

Japan - 30.8%
ABC-Mart, Inc.	16,300	1,041,813
Advantest Corp.	4,300	176,679
Aeon Co., Ltd.	56,900	1,009,080
AEON Financial Service Co., Ltd.	9,400	137,680
Air Water, Inc.	3,400	57,768
Aisin Seiki Co., Ltd.	15,300	453,664
Ajinomoto Co., Inc.	29,100	530,585
Alfresa Holdings Corp.	52,200	1,181,729
Alps Alpine Co., Ltd.	16,200	282,873
Amada Holdings Co., Ltd.	53,000	552,276
ANA Holdings, Inc.	5,100	174,361
Aozora Bank Ltd.	7,800	180,251
Asahi Group Holdings Ltd.	9,600	447,852
Asahi Intecc Co., Ltd.	6,800	151,957
Astellas Pharma, Inc.	121,900	1,689,055
Bandai Namco Holdings, Inc.	19,000	1,117,805
Benesse Holdings, Inc.	29,300	749,634
Bridgestone Corp.	34,500	1,316,219
Brother Industries Ltd.	68,300	1,182,962
Calbee, Inc.	12,800	390,380
Canon, Inc.	53,300	1,385,243
Casio Computer Co., Ltd.	34,500	481,607
Chugai Pharmaceutical Co., Ltd.	12,400	887,090
Coca-Cola Bottlers Japan, Inc.	12,000	260,931
CyberAgent, Inc.	6,000	270,532
Dai Nippon Printing Co., Ltd.	17,400	376,548
Daicel Corp.	42,300	326,901
Daifuku Co., Ltd.	1,100	51,979
Daiichi Sankyo Co., Ltd.	31,100	2,054,500
Daikin Industries Ltd.	7,800	965,868
Daito Trust Construction Co., Ltd.	7,500	965,783
Daiwa House Industry Co., Ltd.	12,400	388,919
Denso Corp.	34,600	1,451,940
Dentsu, Inc.	200	6,834
Disco Corp.	2,500	454,182
Eisai Co., Ltd.	15,900	812,698
FANUC Corp.	500	86,859
Fast Retailing Co., Ltd.	3,000	1,757,613
Fuji Electric Co., Ltd.	13,300	379,338
Fujifilm Holdings Corp.	38,100	1,631,448
Fujitsu Ltd.	12,400	957,474
Fukuoka Financial Group, Inc.	9,700	166,909
Hakuhodo DY Holdings, Inc.	47,500	701,534
Hamamatsu Photonics KK	11,100	383,461
Hikari Tsushin, Inc.	4,700	1,101,614
Hino Motors Ltd.	51,700	406,845
Hirose Electric Co., Ltd.	1,870	212,462
Hisamitsu Pharmaceutical Co., Inc.	15,200	615,240
Hitachi Chemical Co., Ltd.	36,200	1,131,303
Hitachi Construction Machinery Co., Ltd.	16,400	350,431
Hitachi High-Technologies Corp.	25,300	1,366,988
Hitachi Ltd.	78,600	2,684,985
Hoshizaki Corp.	8,700	625,670
Hoya Corp.	6,900	561,755
Idemitsu Kosan Co., Ltd.	2,979	80,059

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 30.8% (continued)
Iida Group Holdings Co., Ltd.	10,000	$155,693
Isetan Mitsukoshi Holdings Ltd.	86,300	653,942
Isuzu Motors Ltd.	49,800	535,806
Itochu Corp.	69,600	1,387,938
Itochu Techno-Solutions Corp.	5,600	154,345
Japan Airlines Co., Ltd.	26,000	812,293
Japan Tobacco, Inc.	33,300	705,433
JSR Corp.	6,100	99,796
JTEKT Corp.	33,600	364,355
JXTG Holdings, Inc.	45,700	188,891
Kajima Corp.	48,900	595,168
Kakaku.com, Inc.	8,800	220,425
Kamigumi Co., Ltd.	26,900	630,245
Kaneka Corp.	9,400	281,819
Kansai Electric Power Co., Inc.	100	1,217
Kansai Paint Co., Ltd.	9,400	195,636
Kao Corp.	7,200	520,100
Kawasaki Heavy Industries Ltd.	9,500	186,271
KDDI Corp.	56,800	1,515,772
Keio Corp.	700	43,752
Keyence Corp.	400	236,834
Kikkoman Corp.	17,200	773,907
Kirin Holdings Co., Ltd.	48,300	954,088
Kobayashi Pharmaceutical Co., Ltd.	5,500	412,105
Koito Manufacturing Co., Ltd.	10,600	497,896
Konami Holdings Corp.	11,700	530,291
Konica Minolta, Inc.	98,000	697,397
Kose Corp.	4,500	773,050
Kubota Corp.	2,500	35,887
Kuraray Co., Ltd.	1,300	14,831
Kurita Water Industries Ltd.	8,700	226,273
Kyocera Corp.	13,600	808,434
Kyowa Hakko Kirin Co., Ltd.	19,600	358,846
Kyushu Railway Co.	1,900	56,963
Lawson, Inc.	2,000	99,214
Lion Corp.	28,200	548,153
LIXIL Group Corp.	19,700	322,847
M3, Inc.	19,400	411,795
Makita Corp.	8,400	247,094
Marubeni Corp.	141,800	905,112
Maruichi Steel Tube Ltd.	14,200	345,393
Mazda Motor Corp.	72,700	610,561
McDonald’s Holdings Co., Japan Ltd.	7,500	351,932
Medipal Holdings Corp.	58,400	1,240,728
MEIJI Holdings Co., Ltd.	11,100	771,102
MISUMI Group, Inc.	38,700	877,202
Mitsubishi Chemical Holdings Corp.	129,400	888,205
Mitsubishi Corp.	37,700	917,348
Mitsubishi Electric Corp.	116,000	1,401,478
Mitsubishi Gas Chemical Co., Inc.	39,400	473,979
Mitsubishi Heavy Industries Ltd.	5,100	191,643
Mitsubishi Materials Corp.	7,500	181,790
Mitsubishi Motors Corp.	100,100	418,359
Mitsubishi Tanabe Pharma Corp.	72,400	800,090
Mitsubishi UFJ Financial Group, Inc.	352,600	1,694,047
Mitsui Chemicals, Inc.	4,900	104,748
Mizuho Financial Group, Inc.	178,100	259,350
MonotaRO Co., Ltd.	12,400	304,762

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 30.8% (continued)
Nabtesco Corp.	11,600	$333,581
NEC Corp.	14,100	603,897
Nexon Co., Ltd. (a)	23,600	317,451
NH Foods Ltd.	20,000	768,108
Nikon Corp.	49,600	613,960
Nintendo Co., Ltd.	1,200	455,104
Nippon Electric Glass Co., Ltd.	5,300	110,006
Nippon Express Co., Ltd.	7,200	372,081
Nippon Paint Holdings Co., Ltd.	1,700	80,491
Nippon Telegraph & Telephone Corp.	7,600	364,565
Nissan Chemical Corp.	11,000	465,430
Nissan Motor Co., Ltd.	137,200	847,725
Nisshin Seifun Group, Inc.	46,300	870,781
Nissin Foods Holdings Co., Ltd.	5,000	346,872
Nitori Holdings Co., Ltd.	7,600	1,096,343
Nitto Denko Corp.	13,900	647,145
Nomura Research Institute Ltd.	43,700	869,187
NSK Ltd.	56,500	453,128
NTT Data Corp.	52,900	682,693
NTT DOCOMO, Inc.	94,700	2,390,788
Obayashi Corp.	39,900	367,695
Obic Co., Ltd.	700	80,058
Olympus Corp.	29,900	350,126
Omron Corp.	22,300	1,104,137
Ono Pharmaceutical Co., Ltd.	10,800	199,511
Oracle Corp.	3,500	301,454
Oriental Land Co., Ltd.	1,300	189,307
Otsuka Corp.	26,900	998,922
Otsuka Holdings Co., Ltd.	15,000	616,887
Pan Pacific International Holdings Corp.	1,200	18,762
Panasonic Corp.	108,600	838,357
Park24 Co., Ltd.	11,200	229,725
Persol Holdings Co., Ltd.	44,300	899,469
Pigeon Corp.	7,200	261,609
Rakuten, Inc.	54,300	511,642
Recruit Holdings Co., Ltd.	52,300	1,584,729
Renesas Electronics Corp. (a)	8,500	53,128
Resona Holdings, Inc.	4,800	18,841
Ricoh Co., Ltd.	63,900	591,271
Rinnai Corp.	13,200	828,766
Rohm Co., Ltd.	4,200	299,675
Ryohin Keikaku Co., Ltd.	11,000	189,589
Sankyo Co., Ltd.	3,400	117,617
Santen Pharmaceutical Co., Ltd.	13,600	238,242
Secom Co., Ltd.	10,600	904,395
Sega Sammy Holdings, Inc.	21,600	296,038
Seiko Epson Corp.	47,700	634,444
Sekisui Chemical Co., Ltd.	37,400	538,988
Sekisui House Ltd.	23,600	418,862
Seven & i Holdings Co., Ltd.	36,100	1,276,676
SG Holdings Co., Ltd.	5,400	144,512
Shimadzu Corp.	22,000	547,127
Shimamura Co., Ltd.	16,100	1,257,872
Shimano, Inc.	6,200	891,175
Shimizu Corp.	8,000	66,720
Shin-Etsu Chemical Co., Ltd.	9,600	968,268
Shinsei Bank Ltd.	500	6,843
Shionogi & Co., Ltd.	1,400	75,051
Shiseido Co., Ltd.	8,300	678,938

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 30.8% (continued)
Showa Denko K.K.	15,300	$394,904
SMC Corp.	1,400	528,978
Sohgo Security Services Co., Ltd.	13,700	691,222
Sompo Holdings, Inc.	13,900	555,294
Sony Corp.	20,600	1,171,603
Sony Financial Holdings, Inc.	17,300	399,625
Stanley Electric Co., Ltd.	22,600	561,836
Subaru Corp.	14,800	396,487
SUMCO Corp.	7,000	86,779
Sumitomo Chemical Co., Ltd.	71,700	313,837
Sumitomo Corp.	40,500	607,109
Sumitomo Dainippon Pharma Co., Ltd.	47,700	833,353
Sumitomo Electric Industries Ltd.	68,400	805,463
Sumitomo Heavy Industries Ltd.	8,500	244,435
Sumitomo Metal Mining Co., Ltd.	3,500	98,557
Sumitomo Mitsui Financial Group, Inc.	1,800	59,032
Sumitomo Mitsui Trust Holdings, Inc.	7,300	238,581
Sumitomo Rubber Industries Ltd.	29,500	332,946
Sundrug Co., Ltd.	32,000	995,529
Suntory Beverage & Food Ltd.	16,100	694,103
Suzuken Co., Ltd.	42,200	2,268,198
Suzuki Motor Corp.	34,900	1,346,263
Sysmex Corp.	10,900	695,852
Taiheiyo Cement Corp.	5,800	146,426
Taisei Corp.	17,200	608,764
Taisho Pharmaceutical Holdings Co., Ltd.	5,100	355,250
Taiyo Nippon Sanso Corp.	16,800	333,043
Teijin Ltd.	1,300	23,373
Terumo Corp.	11,000	319,640
THK Co., Ltd.	5,700	132,420
Toho Co., Ltd.	16,800	712,421
Toho Gas Co., Ltd.	11,900	462,065
Tokyo Electric Power Co., Holdings, Inc.	31,300	149,083
Tokyo Electron Ltd.	7,700	1,377,498
Tokyo Gas Co., Ltd.	5,900	149,145
Toppan Printing Co., Ltd.	24,000	382,473
Toshiba Corp.	9,000	279,569
Tosoh Corp.	41,000	526,418
TOTO Ltd.	20,600	745,583
Toyo Seikan Group Holdings Ltd.	32,300	470,658
Toyo Suisan Kaisha Ltd.	19,100	777,592
Toyoda Gosei Co., Ltd.	22,700	422,440
Toyota Industries Corp.	1,300	71,464
Toyota Motor Corp.	16,500	1,081,000
Trend Micro, Inc.	9,900	479,927
Tsuruha Holdings, Inc.	8,100	882,929
Unicharm Corp.	25,600	786,784
USS Co., Ltd.	20,500	387,481
Welcia Holdings Co., Ltd.	25,700	1,342,637
Yakult Honsha Co., Ltd.	5,600	322,606
Yamada Denki Co., Ltd.	167,300	787,405
Yamaha Corp.	13,000	561,067
Yamato Holdings Co., Ltd.	19,200	332,365
Yamazaki Baking Co., Ltd.	63,600	1,105,150
Yaskawa Electric Corp. (c)	13,900	467,106
Yokogawa Electric Corp.	33,500	608,604
Yokohama Rubber Co., Ltd.	19,200	369,234
ZOZO, Inc.	20,800	415,471

		134,140,638

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Luxembourg - 0.4%
RTL Group S.A. (c)	30,203	$1,406,782
Tenaris S.A.	20,670	225,219

		1,632,001

Netherlands - 2.7%
Akzo Nobel N.V.	3,013	269,782
Altice Europe N.V. - Class B (a)	1,534	6,761
ArcelorMittal	6,608	95,081
ASML Holding N.V.	215	47,791
CNH Industrial N.V.	69,487	714,054
Heineken Holding N.V.	14,725	1,455,702
Heineken N.V.	4,052	430,905
ING Groep N.V.	28,484	272,262
Koninklijke Ahold Delhaize N.V.	124,300	2,907,774
Koninklijke DSM N.V.	171	21,256
Koninklijke KPN N.V.	205,162	649,390
Koninklijke Philips N.V.	24,918	1,174,450
Randstad Holding N.V.	55,282	2,579,154
Wolters Kluwer N.V.	16,718	1,203,855

		11,828,217

Norway - 1.4%
Adevinta ASA (a)	4,077	50,827
Equinor ASA	112,960	1,931,385
Gjensidige Forsikring ASA	2,800	54,066
Mowi ASA (c)	49,965	1,195,361
Orkla ASA	19,553	179,218
Schibsted ASA	11,056	320,316
Telenor ASA	121,150	2,487,562

		6,218,735

Portugal - 0.3%
Galp Energia SGPS S.A.	33,455	480,198
Jeronimo Martins SGPS S.A.	43,506	717,705

		1,197,903

Puerto Rico - 0.2%
Popular, Inc.	13,100	688,667

Singapore - 0.8%
ComfortDelGro Corp Ltd.	847,400	1,496,040
Genting Singapore Ltd.	177,600	113,899
Jardine Cycle & Carriage Ltd.	21,600	479,395
Oversea-Chinese Banking Corp Ltd.	35,900	275,507
SATS Ltd.	77,900	269,443
Singapore Technologies Engineering Ltd.	109,700	311,452
Venture Corp., Ltd.	53,700	587,401
Yangzijiang Shipbuilding Holdings Ltd.	116,400	76,328

		3,609,465

Spain - 1.6%
ACS Actividades de Construccion y Servicios, S.A.	27,226	1,028,441
Bankia S.A.	119,057	216,032
Endesa S.A.	23,764	610,371
Ferrovial S.A.	50,716	1,441,974
Iberdrola S.A.	38,354	394,213
Industria de Diseno Textil, S.A.	13,400	414,129
Mapfre S.A.	158,570	412,685
Naturgy Energy Group S.A.	13,458	352,025
Repsol S.A.	83,008	1,206,056
Siemens Gamesa Renewable Energy S.A.	11,331	154,234
Telefonica S.A.	75,433	522,380

		6,752,540

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Sweden - 4.2%
Alfa Laval AB	560	$10,310
Assa Abloy AB	43,200	901,884
Atlas Copco AB - Class A	43,760	1,306,828
Atlas Copco AB - Class B	80,593	2,147,307
Boliden AB	15,865	350,772
Electrolux AB	17,778	397,597
Epiroc AB - Class A	51,501	533,657
Epiroc AB - Class B	130,016	1,288,416
Essity AB	7,445	232,195
Getinge AB	1,004	13,856
Hennes & Mauritz AB - Class B	139,431	2,670,522
Husqvarna AB	19,313	149,747
ICA Gruppen AB	55,235	2,708,666
Industrivarden AB	7,924	165,752
L E Lundbergforetagen AB	783	29,327
Sandvik AB	64,950	931,435
Securitas AB - Class B	66,639	997,753
Skanska AB	57,384	1,075,221
SKF AB	35,018	564,982
Swedish Match AB	10,368	406,706
Tele2 AB	17,154	241,982
Telefonaktiebolaget LM Ericsson	64,055	499,014
Volvo AB	37,753	521,214

		18,145,143

Switzerland - 9.4%
Adecco Group AG	45,385	2,387,212
Alcon, Inc. (a)	2,225	135,557
Barry Callebaut AG	251	513,285
Chocoladefabriken Lindt & Spruengli AG	10	822,430
Chocoladefabriken, Lindt & Spruengli AG	188	1,391,361
Cie Financiere Richemont S.A.	416	32,280
Clariant AG	5,235	96,370
Dufry AG	8,202	664,944
EMS-Chemie Holding AG	1,478	878,811
Geberit AG	1,676	762,180
Kuehne + Nagel International AG	13,547	1,971,655
LafargeHolcim Ltd.	5,707	269,681
Nestle S.A.	39,489	4,428,673
Novartis AG	35,722	3,212,544
Roche Holding AG	26,720	7,305,311
Schindler Holding AG - Registered Shares	10,973	2,505,580
Schindler Holding AG - Participation Shares	7,998	1,813,338
SGS S.A.	244	599,060
Sika AG	7,380	1,059,558
Sonova Holding AG	6,149	1,427,053
Straumann Holding AG	79	61,907
Swatch Group AG	37,919	1,936,656
Swatch Group AG - Class B	1,359	368,121
Swiss Re AG	1,539	147,968
Swisscom AG	619	309,015
TE Connectivity Ltd. (d)	49,900	4,551,878
UBS Group AG	115,063	1,214,861

		40,867,289

United Kingdom - 0.6%
Coca-Cola European Partners PLC (c)	50,038	2,819,141

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
United States - 19.2%
Acacia Communications, Inc. (a)	13,400	$844,870
Altria Group, Inc. (d)	158,136	6,916,869
Chevron Corp. (d)	35,634	4,194,835
Cisco Systems, Inc. (d)	57,500	2,691,575
Citigroup, Inc.	115,326	7,421,228
Corning, Inc.	60,242	1,677,740
Deluxe Corp.	14,700	677,376
Exxon Mobil Corp. (d)	41,000	2,807,680
First American Financial Corp.	24,600	1,437,870
Halliburton Co.	117,096	2,206,089
HCA Healthcare, Inc. (d)	33,510	4,027,902
Home Depot, Inc. (d)	27,000	6,153,570
Northrop Grumman Corp. (c)	3,765	1,385,031
Occidental Petroleum Corp. (d)	24,855	1,080,695
Oracle Corp. (d)	117,659	6,125,328
PNC Financial Services Group Inc	47,253	6,092,329
Raytheon Co. (d)	43,000	7,968,760
Spirit AeroSystems Holdings, Inc.	29,297	2,361,338
SunTrust Banks, Inc.	104,000	6,397,040
Total System Services, Inc.	15,437	2,071,954
Verizon Communications, Inc.	56,477	3,284,702
WABCO Holdings, Inc.	14,176	1,892,638
World Fuel Services Corp.	25,900	994,560
Yum China Holdings, Inc.	58,121	2,640,437

		83,352,416

TOTAL COMMON STOCKS (Cost $394,245,343)		417,465,978

PREFERRED STOCKS - 0.9%
Germany - 0.9%
Fuchs Petrolub SE	27,264	952,269
Henkel AG & Co., KGaA - Preferred	30,977	3,101,513

TOTAL PREFERRED STOCKS (Cost $4,398,466)		4,053,782

REAL ESTATE INVESTMENT TRUSTS - 2.5%
United States - 2.5%
Annaly Capital Management, Inc.	269,800	2,239,340
Federal Realty Investment Trust	14,684	1,897,320
New Residential Investment Corp.	106,318	1,495,894
Realty Income Corp.	37,329	2,755,253
Tanger Factory Outlet Centers, Inc. (c)	59,300	838,502
VEREIT, Inc.	171,300	1,670,175

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,412,581)		10,896,484

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. TREASURY BILLS - 0.1%
2.027%, 10/08/2019 (e)	$475,000	474,018

TOTAL U.S. TREASURY BILLS (Cost $474,018)		474,018

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 1.6%
BlackRock Liquidity Funds FedFund Portfolio, 2.02% (f)	713,842	713,842
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.20% (f)	6,423,103	6,427,323

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $7,141,165)		7,141,165

TOTAL INVESTMENTS (Cost $417,671,573) - 101.2%		440,031,427

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(5,195,387)

TOTAL NET ASSETS - 100.0%		$434,836,040

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)

Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at August 31, 2019 was $3,199,451, which represents 0.7% of net assets.

(c)	This security or a portion of this security was out on loan as of August 31, 2019. Total loaned securities had a market value of $6,355,873 as of August 31, 2019.
(d)	This security or a portion of this security was held as collateral for derivative contracts as of August 31, 2019.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(f)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Australian Dollar, September 2019 Settlement	211	$14,202,410	$(528,141)
British Pound, September 2019 Settlement	625	47,503,906	(2,442,302)
Euro FX, September 2019 Settlement	284	39,012,725	(1,472,404)
Mini MSCI EAFE Index, September 2019 Settlement	71	6,545,845	68,534

TOTAL FUTURES CONTRACTS PURCHASED		$107,264,886	$(4,374,313)

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
UBS	3I Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	$5,758	651	$155
GS	Acacia Communications, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	642,530	13,400	(197,801)
UBS	Accor S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	26,992	808	3,046
GS	AGL Energy Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	918,780	34,956	53,949
UBS	AIB Group PLC	Receive	1-Month LIBOR EUR	9/20/2021	Term	80,331	24,579	(34,865)
UBS	Air Liquide S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,023,022	10,541	256,566
MS	Air Liquide S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	231,887	2,265	40,566
UBS	Alstom	Receive	1-Month LIBOR EUR	9/20/2021	Term	53,451	1,532	883
GS	Altria Group, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	7,758,152	158,136	762,757
GS	Annaly Capital Management, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,509,140	269,800	220,074
UBS	Arkema S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	205,943	2,897	10,983
MS	Arkema S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	212,560	2,597	(23,234)
UBS	Associated British Foods PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	692,790	36,081	(29,392)
UBS	Atos SE	Receive	1-Month LIBOR EUR	9/20/2021	Term	318,443	6,114	78,173
GS	Aurizon Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	87,277	10,686	3,864
GS	Australia and New Zealand Banking Group	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	38,057	951	(140)
MS	AXA S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	1,217,076	58,658	(52,390)
UBS	Bank of Ireland Group PLC	Receive	1-Month LIBOR EUR	9/20/2021	Term	106,486	24,007	(34,854)
UBS	Barratt Developments PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	482,525	105,437	104,790
MS	Barratt Developments PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	572,531	113,593	34,759
GS	Bendigo and Adelaide Bank	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	514,541	34,823	34,347
GS	BHP Billiton Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	3,605,666	70,812	179,994
UBS	BHP Billiton PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	443,668	34,418	129,886
MS	BHP Billiton PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	828,660	57,010	(4,116)
UBS	BioMerieux	Receive	1-Month LIBOR EUR	9/20/2021	Term	27,836	533	9,864
GS	Bluescope Steel Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	2,420,885	115,486	(142,125)
UBS	Bollore	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,018,854	310,511	87,062
MS	Bollore	Receive	1-Month LIBOR EUR	3/18/2026	Term	3,192	956	201
UBS	Bouygues S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	450,083	16,171	93,070
MS	Bouygues S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	733,658	24,594	86,060
UBS	BP PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	443,851	108,715	21,225
GS	Brambles Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	146,846	7,712	(8,001)
UBS	Bunzl PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	296,442	15,484	(55,294)
UBS	Burberry Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	940,760	61,285	236,526
GS	Caltex Australia Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	841,485	20,825	(40,646)
UBS	Carnival PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	408,025	12,551	(68,147)
UBS	Carrefour S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,138,362	79,766	16,956
MS	Carrefour S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	279,890	18,496	(16,525)
UBS	Casino Guichard Perrachon	Receive	1-Month LIBOR EUR	9/20/2021	Term	208,455	6,572	32,466
UBS	Centrica PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	251,962	446,592	5,450
GS	Chevron Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	4,386,902	35,634	158,583
MS	Christian Dior SE	Receive	1-Month LIBOR EUR	3/18/2026	Term	1,742,743	4,664	207,141
GS	Cimic Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,399,641	22,075	(161,897)
GS	Cisco Systems, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	3,237,825	57,500	556,694
GS	Citigroup, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	8,076,280	115,326	631,386
GS	Coca-Cola Amatil Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	139,116	11,339	22,648
UBS	Coca-Cola HBC AG	Receive	1-Month LIBOR GBP	9/20/2021	Term	60,010	3,005	17,504

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
MS	Coca-Cola HBC AG	Receive	1-Month LIBOR GBP	3/18/2026	Term	$299,057	13,787	$45,730
GS	Coles Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	2,928,456	153,334	139,123
UBS	Compagnie De Saint Gobain	Receive	1-Month LIBOR EUR	9/20/2021	Term	220,123	8,161	38,583
UBS	Compass Group Plc	Receive	1-Month LIBOR GBP	9/20/2021	Term	107,537	7,802	39,761
GS	Corning, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,737,379	60,242	58,336
GS	Crown Resorts Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	183,596	10,528	2,737
UBS	Danone	Receive	1-Month LIBOR EUR	9/20/2021	Term	2,097,535	35,648	720,912
UBS	Dassault Aviation S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	443,864	371	(1,234)
MS	Dassault Aviation S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	408,742	319	(34,119)
UBS	Dassault Systemes S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	144,968	1,330	12,521
UBS	DCC PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	90,233	1,726	12,989
GS	Deluxe Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	591,969	14,700	(85,635)
UBS	Diageo PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	47,476	2,130	21,818
UBS	Direct Line Insurance Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	518,581	196,691	(35,797)
UBS	Eiffage S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	587,386	7,638	98,632
MS	Eiffage S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	1,519,999	19,054	178,771
UBS	Engie S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	775,342	69,243	167,201
MS	Engie S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	6,167	502	524
UBS	Eutelsat Communications	Receive	1-Month LIBOR EUR	9/20/2021	Term	111,087	7,764	810
UBS	Evraz PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,039,375	208,281	(213,168)
UBS	Experian PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	17,403	849	229
GS	Exxon Mobil Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	3,338,630	41,000	491,131
UBS	Faurecia	Receive	1-Month LIBOR EUR	9/20/2021	Term	451,875	14,284	94,813
GS	Federal Realty Investment Trust	Pay	1-Month LIBOR USD	4/2/2029	Term	1,919,639	14,684	19,214
UBS	Ferguson PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	835,203	19,577	193,488
MS	Ferguson PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	638,522	14,553	119,389
GS	First American Financial Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,362,348	24,600	(76,231)
GS	Flight Centre Travel Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	626,129	9,972	35,676
GS	Fortescue Metals Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	378,720	71,682	210,798
UBS	G4S PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	238,869	144,009	(40,720)
MS	G4S PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	18,866	11,798	(2,254)
UBS	Glaxosmithkline PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	226,304	18,236	51,382
UBS	Glencore PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	903,878	363,707	(267,806)
GS	Halliburton Co.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,492,974	117,096	281,226
UBS	Hargreaves Lansdown PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	76,757	5,052	1,722
GS	Harvey Norman Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	93,382	19,896	17,438
GS	HCA Healthcare, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	4,053,370	33,510	37,133
UBS	Hermes International	Receive	1-Month LIBOR EUR	9/20/2021	Term	877,902	1,799	173,110
MS	Hermes International	Receive	1-Month LIBOR EUR	3/18/2026	Term	740,433	1,398	63,057
GS	Home Depot, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	5,576,850	27,000	(560,787)
UBS	Imerys S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	276,467	6,808	(42,726)
UBS	Imperial Brands PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	41,773	2,234	24,577
GS	Incitec Pivot Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	89,667	18,513	(750)
UBS	John Wood Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	513,705	126,328	(154,186)
UBS	Kingfisher PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	710,042	368,923	(154,181)
MS	Kingfisher PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	522,941	260,853	(137,794)
UBS	Kingspan Group PLC	Receive	1-Month LIBOR EUR	9/20/2021	Term	5,788	144	(417)
UBS	Legrand S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	272,946	6,118	109,720
UBS	L’Oreal S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,310,287	6,886	311,799
MS	L’Oreal S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	1,129,698	5,278	95,418
UBS	LVMH Moët Hennessy Louis Vuitton SE	Receive	1-Month LIBOR EUR	9/20/2021	Term	267,857	1,038	93,720
UBS	Marks & Spencer Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	29,367	18,848	581

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
GS	Medibank Private Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	$1,004,634	265,719	$200,406
UBS	Michelin	Receive	1-Month LIBOR EUR	9/20/2021	Term	294,384	3,647	37,427
UBS	Micro Focus International	Receive	1-Month LIBOR GBP	9/20/2021	Term	14,658	1,081	(7,133)
UBS	Mondi PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	326,444	22,952	(23,478)
MS	Mondi PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	190,575	13,215	(15,121)
MS	Nedbank Group Ltd.	Receive	South African Benchmark Overnight Rate	3/18/2026	Term	151,999	3,833	57,971
GS	New Residential Investment Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,765,942	106,318	234,755
UBS	Next PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	120,944	3,523	78,767
MS	Next PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	410,890	9,457	83,832
GS	Northrop Grumman Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,141,736	3,765	(236,233)
GS	Occidental Petroleum Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	963,221	24,855	(116,057)
GS	Oracle Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	6,350,056	117,659	260,736
GS	Orica Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	343,173	12,355	23,088
GS	Origin Energy Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	63,698	6,069	2,180
UBS	Pearson PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	143,101	21,905	12,699
MS	Pearson PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	208,528	30,677	6,896
UBS	Pernod Ricard S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	94,947	761	32,012
UBS	Persimmon PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	513,013	30,041	2,650
MS	Persimmon PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	495,240	26,380	(91,516)
GS	Popular Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	724,430	13,100	36,950
UBS	Publicis Groupe	Receive	1-Month LIBOR EUR	9/20/2021	Term	254,347	5,885	(13,911)
MS	Publicis Groupe	Receive	1-Month LIBOR EUR	3/18/2026	Term	90,210	1,983	(10,504)
GS	Raytheon Co.	Pay	1-Month LIBOR USD	4/2/2029	Term	7,679,800	43,000	(251,789)
GS	REA Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	542,395	4,394	64,800
GS	Realty Income Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,678,729	37,329	(91,661)
GS	Rio Tinto Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	3,143,171	28,888	460,723
UBS	Rio Tinto PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	798,868	26,236	287,517
MS	Rio Tinto PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	714,148	20,362	7,489
UBS	Royal Bank of Scotland Group	Receive	1-Month LIBOR GBP	9/20/2021	Term	6,909	4,131	(210)
UBS	Royal Dutch Shell PLC - A Shares	Receive	1-Month LIBOR GBP	9/20/2021	Term	2,467,743	128,818	46,923
MS	Royal Dutch Shell PLC - A Shares	Receive	1-Month LIBOR GBP	3/18/2026	Term	1,767,273	88,939	(88,185)
UBS	Royal Dutch Shell PLC - B Shares	Receive	1-Month LIBOR GBP	9/20/2021	Term	2,159,293	112,567	47,692
MS	Royal Dutch Shell PLC - B Shares	Receive	1-Month LIBOR GBP	3/18/2026	Term	1,710,799	85,654	(108,265)
UBS	RSA Insurance Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	34,725	7,824	(1,620)
UBS	Sainsbury PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	101,298	65,110	5,278
UBS	Sanofi	Receive	1-Month LIBOR EUR	9/20/2021	Term	566,584	8,469	47,399
MS	Sanofi	Receive	1-Month LIBOR EUR	3/18/2026	Term	67,983	943	1,486
UBS	Sartorius AG	Receive	1-Month LIBOR EUR	9/20/2021	Term	141,734	1,154	7,376
UBS	Schneider Electric SE	Receive	1-Month LIBOR EUR	9/20/2021	Term	802,608	13,026	140,835
UBS	Schroders PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	94,741	3,988	(6,279)
MS	Scor SE	Receive	1-Month LIBOR EUR	3/18/2026	Term	836,000	22,909	(59,435)
UBS	Smith & Nephew PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	326,160	28,064	189,171

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
MS	Smith & Nephew PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	$89,439	7,325	$43,448
UBS	Smiths Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	130,013	11,585	44,009
UBS	Smurfit Kappa Group PLC	Receive	1-Month LIBOR EUR	9/20/2021	Term	142,670	5,568	3,337
UBS	Societe BIC S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	524,764	7,527	(129,130)
MS	Societe BIC S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	1,911	26	(566)
UBS	Societe Generale S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	39,140	1,940	1,879
UBS	Sodexo S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	148,721	1,771	24,241
MS	Sodexo S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	799,532	8,777	28,022
GS	Sonic Healthcare Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	288,977	8,783	42,576
GS	South32 Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	319,648	58,560	(40,646)
GS	Spirit AeroSystems Holdings, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,484,093	29,297	144,371
UBS	Standard Chartered PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	262,260	57,531	55,510
UBS	Suez	Receive	1-Month LIBOR EUR	9/20/2021	Term	474,645	45,433	159,492
MS	Suez	Receive	1-Month LIBOR EUR	3/18/2026	Term	725,555	67,310	208,707
GS	SunTrust Banks, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	6,544,720	104,000	83,671
GS	Tanger Factory Outlet Centers, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,074,516	59,300	222,553
UBS	Taylor Wimpey PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	610,282	470,198	8,219
MS	Taylor Wimpey PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	35,064	23,267	(6,792)
GS	TE Connectivity Ltd.	Pay	1-Month LIBOR USD	4/2/2029	Term	4,454,573	49,900	(111,747)
UBS	Teleperformance	Receive	1-Month LIBOR EUR	9/20/2021	Term	59,729	467	30,601
GS	Telstra Corp Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	2,546,552	600,237	407,967
UBS	Tesco PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	141,290	81,008	8,935
UBS	The Berkeley Group Holdings	Receive	1-Month LIBOR GBP	9/20/2021	Term	443,824	15,249	68,458
MS	The Berkeley Group Holdings	Receive	1-Month LIBOR GBP	3/18/2026	Term	132,396	4,082	(1,610)
GS	The PNC Financial Services Group Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	6,014,834	47,253	(115,872)
UBS	The Sage Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	460,631	84,824	45,532
UBS	Total S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	2,163,179	49,319	(100,731)
MS	Total S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	1,102,847	23,185	(110,787)
GS	Total System Services, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,906,933	15,437	(155,234)
GS	Transurban Group	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	109,935	6,321	15,211
UBS	Unilever PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	452,923	13,821	218,949
UBS	Valeo S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	558,298	24,955	35,946
UBS	Veolia Environnement	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,065,503	64,151	301,379
GS	VEREIT, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,464,615	171,300	(218,768)
GS	Verizon Communications, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	3,283,008	56,477	(22,215)
UBS	Vinci S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	78,394	1,016	17,550
UBS	Vivendi	Receive	1-Month LIBOR EUR	9/20/2021	Term	2,789	124	97
GS	WABCO Holdings, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,889,094	14,176	15,569
UBS	Wendel	Receive	1-Month LIBOR EUR	9/20/2021	Term	375,605	3,975	113,650
MS	Wendel	Receive	1-Month LIBOR EUR	3/18/2026	Term	124,377	1,201	21,082
GS	Wesfarmers Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,396,264	29,380	197,725
GS	Westpac Banking Corp.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	48,674	1,170	154
UBS	Whitbread PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	10,907	312	442
UBS	WM Morrison Supermarkets PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	112,802	63,034	(21,293)
MS	WM Morrison Supermarkets PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	482,116	260,574	(111,261)
GS	World Fuel Services Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	794,871	25,900	(196,664)

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
UBS	WPP PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	$435,252	62,000	$112,367
GS	Yum China Holdings, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,534,076	58,121	(94,672)

						$186,776,205		$7,883,787

Swaps on Futures

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation
GS	Total S.A. Dividend Future - December 2019 Expiration	Receive	N/A	12/20/2019	Term	$79,023	45	$495
GS	Total S.A. Dividend Future - December 2021 Expiration	Receive	N/A	12/17/2021	Term	79,615	35	1,539

						$158,638		$2,034

								$7,885,821

(a)	The full legal name of “GS” is “Goldman Sachs International,” the full legal name of “MS” is “Morgan Stanley Capital Services LLC,” and the full legal name of “UBS” is “UBS Group AG.”
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 92.5%
Australia - 1.2%
A2B Australia Ltd.	8,264	$8,459
Accent Group Ltd.	125,886	135,645
ALS Ltd.	621	3,208
Altium Ltd.	3,549	87,883
ARB Corp. Ltd.	4,164	52,776
Breville Group Ltd.	11,280	123,519
Cleanaway Waste Management Ltd.	15,072	21,011
Collins Foods Ltd.	850	4,940
CSR Ltd.	62,112	163,134
Downer EDI Ltd.	23,158	120,243
FlexiGroup Ltd.	2,504	3,128
GDI Property Group	471	495
GrainCorp Ltd.	1	5
Growthpoint Properties Australia Ltd.	10,417	30,867
GWA Group Ltd. (a)	37,245	82,773
IDP Education Ltd.	6,652	74,454
Inghams Group Ltd.	15,009	32,042
JB Hi-Fi Ltd. (a)	7,613	168,678
Magellan Financial Group Ltd.	1,791	61,200
McMillan Shakespeare Ltd.	14	150
Metcash Ltd.	166,927	326,010
Mineral Resources Ltd.	21,059	187,489
Monadelphous Group Ltd.	24,198	259,272
Nanosonics Ltd. (b)	10,625	47,727
Northern Star Resources Ltd.	3,965	31,776
OZ Minerals Ltd.	22,528	138,819
Platinum Asset Management Ltd.	22,866	58,979
Regis Resources Ltd.	26,745	92,579
Sandfire Resources N.L.	30,820	129,308
Southern Cross Media Group, Ltd.	81,232	66,741
St. Barbara, Ltd.	98,707	214,047
Super Retail Group Ltd.	36,630	230,650
Vita Group Ltd.	77,254	64,773
Whitehaven Coal Ltd.	71,113	164,266
WiseTech Global Ltd.	8,382	208,465

		3,395,511

Austria - 1.3%
Agrana Beteiligungs AG	6,518	114,617
AT&S Austria Technologie & Systemtechnik AG	357	5,697
BAWAG Group AG (c) (Cost: $116,961; Original Acquisition Date: 08/07/2019)	3,104	117,763
DO & CO AG	1,169	115,631
EVN AG	5,257	88,630
FACC AG (a)	2,600	28,775
Kapsch TrafficCom AG	975	34,933
Oesterreichische Post AG	17,564	625,438
Porr AG (a)	1,843	37,797
S&T AG	5,105	106,826
Telekom Austria AG	55,437	424,667
UNIQA Insurance Group AG	26,213	231,915
Vienna Insurance Group AG Wiener Versicherung Gruppe	35,734	879,722
Wienerberger AG	39,350	904,737
Zumtobel Group AG (b)	2,229	15,826

		3,732,974

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Belgium - 2.1%
AGFA-Gevaert N.V.	50,977	$202,814
Balta Group SA (b)(c) (Cost: $30,606; Original Acquisition Date: 01/22/2019)	4,040	11,367
Barco N.V.	3,995	849,159
Bekaert, S.A.	35,632	968,848
Bpost, S.A. (a)	53,771	536,717
Cie d’Entreprises CFE	108	9,876
D’ieteren, S.A.	30,136	1,520,247
Econocom Group SE	2,333	6,949
Euronav N.V.	1,619	13,176
Fagron	6,200	111,138
Ion Beam Applications, S.A. (b)	412	7,245
KBC Ancora	6,227	246,375
Kinepolis Group N.V.	283	16,329
Ontex Group NV	17,827	294,282
Orange Belgium, S.A.	24,726	539,696
Recticel, S.A.	48,769	393,955
Sioen Industries N.V.	677	15,997
Sofina, S.A.	1,505	290,454
Tessenderlo Group, S.A.	198	6,441
Van de Velde N.V.	561	14,551

		6,055,616

Bermuda - 0.4%
BW LPG Ltd. (b)(c) (Cost: $86,059; Original Acquisition Date: 02/08/2019)	24,205	119,375
Emperor International Holdings Ltd.	26,000	5,637
Esprit Holdings Ltd.	199,300	29,995
Golden Ocean Group Ltd.	3,246	19,984
G-Resources Group Ltd. (b)	2,235,000	14,253
Johnson Electric Holdings Ltd.	32,000	53,712
NewOcean Energy Holdings Ltd. (b)	22,000	4,546
VTech Holdings Ltd.	98,200	776,542

		1,024,044

Canada - 4.6%
Aecon Group, Inc. (b)	10,142	140,848
AGF Management Ltd. (b)	43,506	182,991
Aritzia, Inc. (b)	9,376	119,436
ATS Automation Tooling Systems, Inc. (b)	7,974	110,021
Badger Daylighting Ltd. (a)(b)	2,200	69,715
Baytex Energy Corp. (b)	39,900	51,546
BRP, Inc. (b)	13,497	483,962
Calfrac Well Services Ltd. (b)	6,500	7,665
Callidus Capital Corp. (a)(b)	650	352
Canaccord Genuity Group, Inc. (b)	17,777	66,894
Canadian Western Bank (b)	486	11,593
Canfor Corp. (b)	9,045	104,078
Canfor Pulp Products, Inc. (b)	73,973	504,488
Cascades, Inc. (b)	4,300	36,431
Celestica, Inc. (b)	4,500	29,202
Centerra Gold, Inc. (b)	29,500	268,323
Cogeco Communications, Inc. (b)	1,400	110,032
Cogeco, Inc. (b)	4,856	342,262
Colliers International Group, Inc. (b)	900	60,703
Computer Modelling Group Ltd. (b)	16,196	82,355
Corby Spirit and Wine Ltd. (b)	300	3,984
Corus Entertainment, Inc. (b)	93,510	358,195

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Canada - 4.6% (continued)
Crescent Point Energy Corp. (b)	100,900	$318,297
Descartes Systems Group, Inc. (b)	2,600	92,213
DIRTT Environmental Solutions (b)	3,885	19,930
Dorel Industries, Inc. (b)	32,311	220,843
Dundee Corp. (b)	1,800	1,447
ECN Capital Corp. (b)	47,600	166,604
Enerflex Ltd. (b)	24,500	224,501
Enghouse Systems Ltd. (b)	13,976	400,364
Equitable Group, Inc. (b)	5,609	416,315
Evertz Technologies Ltd. (b)	10,200	130,928
Exco Technologies Ltd. (b)	36,311	205,091
First National Financial Corp. (b)	200	5,483
FirstService Corp. (b)	1,000	103,876
Genworth MI Canada, Inc. (a)(b)	2,698	102,133
Gibson Energy Inc. (b)	13,200	228,229
Great Canadian Gaming Corp. (b)	3,300	98,698
Home Capital Group, Inc.	307	5,903
Hudbay Minerals, Inc. (b)	35,552	119,361
Just Energy Group, Inc. (a)(b)	3,474	3,810
Kirkland Lake Gold Ltd. (b)	8,300	403,592
Labrodor Iron Ore Royalty Corp. (b)	2,290	44,789
Largo Resources Ltd. (a)(b)	426,481	438,846
Linamar Corp. (a)(b)	8,800	267,292
Lucara Diamond Corp. (b)	1,500	1,172
Lundin Gold, Inc. (b)	5,700	35,662
Magellan Aerospace Corp. (b)	11,800	136,842
Medical Facilities Corp. (a)(b)	33,189	168,014
Morneau Shepell, Inc. (b)	900	22,111
Norbord, Inc. (a)	15,480	378,454
North West Co., Inc. (b)	7,935	184,399
Northland Power, Inc. (b)	4,517	85,665
OceanaGold Corp. (b)	52,780	126,459
Parex Resources, Inc. (b)	26,100	399,714
Parkland Fuel Corp. (b)	8,803	274,523
Pason Systems, Inc. (b)	10,068	119,403
Peyto Exploration & Development Corp. (a)(b)	31,100	74,748
Pretium Resources, Inc. (b)	900	11,809
Recipe Unlimited Corp. (b)	13,199	244,867
Russel Metals, Inc. (b)	11,399	171,319
Sierra Wireless, Inc. (b)	19,657	212,309
Silvercorp Metals, Inc. (b)	105,800	452,157
Spin Master Corp. (b)(c) (Cost: $624,238; Original Acquisition Date: 05/05/2017)	20,256	628,797
Sprott, Inc. (a)(b)	29,719	83,929
SSR Mining, Inc. (b)	4,100	67,348
Stelco Holdings, Inc. (a)(b)	34,000	284,227
Superior Plus Corp. (b)	3,400	29,597
Taseko Mines Ltd. (b)	7,450	3,189
TFI International, Inc. (b)	3,192	92,902
TMX Group Ltd. (b)	1,000	86,608
Torex Gold Resources, Inc. (b)	2,300	36,934
Toromont Industries Ltd. (b)	3,896	186,607
Total Energy Services, Inc. (b)	7,400	34,349
TransAlta Corp. (b)	15,325	98,644
Transcontinental, Inc. (b)	12,678	134,074
Trican Well Service Ltd.	17,364	12,259
Uni-Select, Inc. (b)	23,656	191,714

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Canada - 4.6% (continued)
WestJet Airlines Ltd. (b)	11,674	$270,587
Winpak Ltd. (b)	12,263	430,688
WSP Global, Inc. (b)	2,021	109,414

		13,045,115

Cayman Islands - 0.2%
Bright Smart Securities & Commodities Group Ltd.	118,000	19,415
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,436,000	407,015
Sapiens International Corp., N.V.	1,518	28,730
SITC International Holdings Co., Ltd.	211,000	219,063

		674,223

Denmark - 1.6%
Alm Brand A/S	11,925	92,893
Ambu A/S (a)	500	8,549
Bang & Olufsen A/S (b)	18,553	123,221
D/S Norden A/S	1,433	18,650
GN Store Nord A/S	11,599	485,532
Matas A/S	32,903	259,459
Nilfisk Holding A/S (b)	587	13,151
NKT A/S	122	1,596
NNIT A/S (c) (Cost: $5,876; Original Acquisition Date: 05/22/2017)	189	1,950
Per Aarsleff Holding A/S	17,284	613,960
Rockwool International A/S	4,240	826,808
Royal Unibrew A/S	2,502	216,621
Scandinavian Tobacco Group A/S (c) (Cost: $486,293; Original Acquisition Date: 05/22/2017)	34,511	396,763
SimCorp A/S	3,201	297,946
Spar Nord Bank A/S	689	5,271
Topdanmark A/S	21,122	1,051,033

		4,413,403

Faroe Islands - 0.0% (d)
Bakkafrost P/F	2,400	141,042

Finland - 2.0%
Adapteo Oyj (b)	844	10,078
Aktia Bank OYJ	1,171	10,618
Caverion OYJ (a)	46,141	295,139
Cramo Oyj	844	7,040
DNA OYJ	9,484	218,682
Finnair OYJ	31,638	215,932
F-Secure OYJ (b)	5,175	14,446
Kesko OYJ	12,074	759,833
Konecranes OYJ	10,456	310,619
Metsa Board OYJ	29,009	152,269
Oriola OYJ - Class B	7,650	17,026
Outokumpu OYJ	82,784	239,013
Outotec OYJ (b)	62,058	352,891
Ponsse OYJ	791	23,907
Rovio Entertainment OYJ (c) (Cost: $346,135; Original Acquisition Date: 05/14/2019)	53,871	311,131
Sanoma OYJ	58,607	600,962
Tieto OYJ	15,652	384,987
Tokmanni Group Corp.	48,322	543,827
Uponor OYJ	8,652	89,289
Valmet OYJ	17,283	312,655
YIT OYJ	134,164	739,474

		5,609,818

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Germany - 4.3%
Aareal Bank AG	7,693	$218,307
ADVA Optical Networking SE (b)	47,697	305,616
Amadeus Fire AG	411	47,971
Aumann AG (a)(b)(c) (Cost: $190,542; Original Acquisition Date: 07/19/2019)	12,397	195,108
AURELIUS Equity Opportunities SE & Co. KGaA	1,912	74,389
Aurubis AG	3,470	153,692
BayWa AG	315	8,395
Bechtle AG	2,953	292,094
bet-at-home.com AG	3,823	221,217
Bilfinger SE	4,777	131,044
Borussia Dortmund GmbH & Co. KGaA	107,652	1,158,891
CANCOM SE	10,517	623,012
Ceconomy AG	70,236	358,560
CENTROTEC Sustainable AG	1,043	14,100
CEWE Stiftung & Co. KGaA	6,872	620,072
comdirect bank AG	193	1,935
CropEnergies AG	5,033	31,142
CTS Eventim AG & Co KGaA	1,611	88,174
Deutsche Pfandbriefbank AG (c) (Cost: $83,825; Original Acquisition Date: 04/24/2019)	6,192	73,361
Draegerwerk AG & Co. KGaA	299	10,811
Duerr AG	8,028	203,638
ElringKlinger AG	11,236	59,769
Freenet AG	7,922	154,761
Gesco AG	426	9,621
H&R GmbH & Co. KGaA (b)	1,576	10,289
Hamburger Hafen und Logistik AG	10,804	260,993
HelloFresh SE (b)	38,874	507,565
Hornbach Holding AG & Co KGaA	1,148	62,139
Hypoport AG (b)	191	50,065
Indus Holding AG	2,730	104,414
Jenoptik AG	625	15,009
JOST Werke AG (c) (Cost: $240,699; Original Acquisition Date: 10/15/2018)	7,477	219,820
Koenig & Bauer AG	1,303	44,967
Krones AG	12,591	691,904
Manz AG (b)	214	4,092
MBB SE	24	1,606
MLP SE	10,800	53,770
Nemetschek SE	1,071	56,712
New Work SE (b)	239	69,871
Nordex SE (b)	43,840	442,553
Norma Group SE	1,213	38,288
OHB SE	3,097	107,899
ProSiebenSat.1 Media SE	54,495	717,213
Rational AG	1,120	780,411
Rheinmetall AG	5,303	625,370
Rhoen Klinikum AG	299	7,394
Salzgitter AG	17,816	323,178
Siltronic AG	2,142	137,859
SMA Solar Technology AG (b)	582	13,560
Software AG	4,147	111,665
Stroeer SE & Co., KGaA	5,013	374,372
Suedzucker AG	8,986	148,140
Surteco Group SE	1,436	36,299
Takkt AG	41,926	530,825

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Germany - 4.3% (continued)
Varta AG (b)	467	$39,521
VERBIO Vereinigte BioEnergie AG	7,748	69,571
Vossloh AG	280	10,678
Washtec AG	988	52,827
zooplus AG (b)	3,235	428,783

		12,205,302

Hong Kong - 1.4%
Agritrade Resources Ltd. (a)	140,000	16,249
Cafe de Coral Holdings Ltd.	192,000	612,214
Chinese Estates Holdings Ltd.	19,500	12,510
Chong Hing Bank Ltd.	4,000	6,724
Chow Sang Sang Holdings International Ltd.	326,000	372,968
CITIC Telecom International Holdings Ltd.	1,277,000	498,396
Dah Sing Banking Group Ltd.	400	547
Fairwood Holdings Ltd.	25,500	76,756
Giordano International Ltd.	832,000	259,987
Global Brands Group Holding Ltd. (b)	36,600	2,311
Good Resources Holdings Ltd. (b)	220,000	3,479
Leyou Technologies Holdings Ltd. (a)(b)	530,000	134,521
Li & Fung Ltd.	534,000	60,617
Luk Fook Holdings International Ltd.	13,000	32,465
Melco International Development Ltd.	187,000	417,389
Nissin Foods Co Ltd.	44,000	35,355
Pacific Textiles Holdings Ltd.	526,000	354,898
Regal Hotels International Holdings Ltd.	32,000	17,305
Sa Sa International Holdings Ltd. (a)	1,150,000	244,949
SmarTone Telecommunications Holdings Ltd.	442,000	392,931
Sun Hung Kai & Co., Ltd.	5,000	2,111
Texwinca Holdings Ltd.	86,000	20,402
The United Laboratories International Holdings Ltd.	158,000	90,684
Value Partners Group Ltd.	328,000	167,338
VSTECS Holdings Ltd.	128,000	65,140
Xinyi Glass Holdings Ltd.	86,000	85,557

		3,983,803

Israel - 1.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	509,743	320,189
Caesarstone Ltd.	8,605	128,989
Delek Automotive Systems Ltd.	3,236	14,265
Delek Group Ltd.	764	107,221
Delta Galil Industries Ltd.	508	13,273
Equital Ltd. (b)	5,361	160,788
First International Bank Of Israel Ltd.	17,620	456,173
Formula Systems 1985 Ltd.	1,190	73,065
Hadera Paper Ltd.	318	16,592
Harel Insurance Investments & Financial Services Ltd.	3,322	25,839
Hilan Ltd.	411	16,455
IDI Insurance Co., Ltd.	116	4,208
Israel Corp. Ltd. (b)	1,213	234,140
Matrix IT Ltd.	20,895	329,661
Naphtha Israel Petroleum Corp. Ltd.	4,129	24,137
Nova Measuring Instruments Ltd. (b)	1,588	43,674
Oil Refineries Ltd. (b)	1,119,957	554,869
Partner Communications Co., Ltd. (b)	30,157	129,784
Paz Oil Co., Ltd.	1,895	251,469
Radware Ltd. (b)	5,417	132,446

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Israel - 1.4% (continued)
Rami Levy Chain Stores Ltd.	5,100	$266,671
Shikun & Binui Ltd.	4,387	14,089
Shufersal Ltd.	50,654	342,542
Strauss Group Ltd.	11,871	351,671
Tower Semiconductor Ltd. (b)	3,191	60,466

		4,072,676

Italy - 4.4%
A2A S.p.A.	449,847	790,550
ACEA S.p.A.	4,739	91,980
Aquafil S.p.A.	1,756	12,544
Arnoldo Mondadori Editore S.p.A. (b)	120,903	186,295
Ascopiave S.p.A.	40,463	174,992
ASTM S.p.A.	19,856	612,344
Autogrill S.p.A.	967	9,305
Banca Generali S.p.A.	22,797	676,985
Banca Popolare di Sondrio SCPA	206,356	385,551
Biesse S.p.A.	65,694	723,451
Brunello Cucinelli S.p.A.	1,516	47,052
Buzzi Unicem S.p.A.	30,719	438,901
Buzzi Unicem SpA	3,987	83,628
Cairo Communication S.p.A.	130,070	318,070
Cementir Holding S.p.A.	1,968	12,826
Credito Valtellinese S.p.A. (b)	207,266	13,212
Danieli & C Officine Meccaniche S.p.A.	2,342	38,198
Danieli & C Officine Meccaniche S.p.A. - Risparmio	894	9,157
Datalogic S.p.A.	5,872	83,832
DeA Capital S.p.A.	13,194	18,706
DiaSorin S.p.A.	1,649	195,188
El.En. S.p.A.	1,843	36,581
Enav S.p.A. (c) (Cost: $442,391; Original Acquisition Date: 05/08/2017)	93,228	526,654
ERG S.p.A.	3,065	59,321
Fincantieri S.p.A.	9,060	9,136
GEDI Gruppo Editoriale S.p.A.	7,287	2,066
GEOX S.p.A.	220,360	298,857
Gima TT S.p.A. (c) (Cost: $259,318; Original Acquisition Date: 01/02/2019)	32,019	245,453
Hera S.p.A.	138,843	553,614
Industria Macchine Automatiche S.p.A.	209	14,287
Interpump Group S.p.A.	100	2,851
Iren S.p.A.	163,410	443,600
Italgas S.p.A.	11,700	75,867
Italimobiliare S.p.A.	933	20,488
Juventus Football Club S.p.A. (a)(b)	57,635	93,432
La Doria S.p.A.	1,437	12,350
MARR S.p.A.	1,190	25,843
Mediaset S.p.A. (a)	321,454	985,687
Moncler S.p.A.	502	18,808
OVS S.p.A. (b)(c) (Cost: $231,482; Original Acquisition Date: 12/18/2018)	197,033	360,120
Piaggio & C. S.p.A.	198,299	640,307
Rai Way S.p.A. (c) (Cost: $65,529; Original Acquisition Date: 05/30/2017)	11,619	65,126
Reply S.p.A.	688	40,643
Saipem S.p.A. (b)	257,276	1,222,646
Salini Impregilo S.p.A.	40,253	78,260
Saras S.p.A.	146,487	227,648
Societa Iniziative Autostradali e Servizi S.p.A.	15,301	256,788
Sogefi S.p.A.	14,542	19,978

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Italy - 4.4% (continued)
Technogym S.p.A. (c) (Cost: $155,692; Original Acquisition Date: 05/08/2017)	18,036	$182,465
Tinexta Spa	3,705	44,140
Tod’s SpA	300	15,332
Unipol Gruppo SpA	195,423	981,539
Zignago Vetro S.p.A.	1,294	14,307

		12,496,961

Japan - 31.4%
Achilles Corp.	5,700	79,409
Adastria Co., Ltd.	18,300	354,166
ADEKA Corp.	6,200	75,228
Aeon Delight Co., Ltd.	8,700	268,612
Aeon Fantasy Co., Ltd.	100	2,717
Ai Holdings Corp.	6,000	98,386
Aica Kogyo Co., Ltd.	6,000	171,412
Aichi Corp.	4,200	25,619
Aichi Steel Corp.	600	17,565
Aida Engineering Ltd.	9,200	69,540
Ain Holdings, Inc.	5,600	302,575
Aisan Industry Co., Ltd.	15,100	102,339
Akatsuki, Inc. (b)	1,200	79,409
Alpen Co., Ltd.	10,300	150,183
Alps Alpine Co., Ltd.	60	1,048
Altech Corp.	8,430	113,950
Amano Corp.	6,100	182,308
Amuse, Inc.	5,400	128,805
Anest Iwata Corp.	6,300	52,839
Anicom Holdings, Inc.	1,700	66,249
Anritsu Corp. (a)	5,900	110,464
AOKI Holdings, Inc.	18,900	184,846
Aoyama Trading Co., Ltd.	8,200	145,112
Arata Corp.	8,800	301,520
Arcland Sakamoto Co., Ltd.	12,600	142,682
Arcland Service Holdings Co., Ltd.	7,100	127,317
Arcs Co., Ltd.	16,500	342,161
Argo Graphics, Inc.	5,100	127,938
As One Corp.	1,900	169,191
Asahi Co., Ltd.	12,700	143,336
Asahi Diamond Industrial Co., Ltd.	15,700	88,671
Asics Corp.	3,200	41,327
ASKUL Corp.	10,000	272,886
Ateam, Inc. (a)	30,800	323,264
Atom Corp.	12,800	120,367
Autobacs Seven Co., Ltd.	18,500	309,973
Avex, Inc.	11,200	132,521
Axial Retailing, Inc.	8,400	300,466
Azbil Corp.	15,900	405,601
Bando Chemical Industries Ltd.	12,200	94,398
Bank of Iwate Ltd.	200	4,667
BayCurrent Consulting, Inc.	600	27,110
Belc Co., Ltd.	4,000	192,404
Benefit One, Inc.	5,600	90,509
Bengo4.com, Inc. (b)	2,900	104,415
Bic Camera, Inc.	24,800	245,817
BML, Inc.	8,800	249,748

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Broadleaf Co., Ltd.	15,400	$80,599
BRONCO BILLY Co., Ltd.	6,500	134,485
Bunka Shutter Co., Ltd.	15,200	125,194
Canon Electronics, Inc.	7,200	121,587
Canon Marketing Japan, Inc.	27,000	549,988
Capcom Co., Ltd.	5,600	145,858
Cawachi Ltd.	9,800	185,973
Central Glass Co., Ltd.	2,300	47,717
Central Security Patrols Co Ltd.	1,400	67,737
Chiyoda Co., Ltd.	19,500	280,840
Chiyoda Corp.	70,600	196,711
Chiyoda Integre Co., Ltd.	7,800	144,642
Chori Co., Ltd.	11,500	174,067
Chubu Shiryo Co., Ltd.	14,300	150,626
Chudenko Corp.	7,500	158,634
Chugoku Marine Paints Ltd.	4,000	32,193
CI Takiron Corp.	31,900	188,274
Citizen Watch Co., Ltd.	46,800	213,218
Cleanup Corp.	12,240	60,604
CMIC Holdings Co., Ltd.	700	11,241
CMK Corp.	200	938
Coco Kara Fine, Inc.	6,200	340,246
Colopl, Inc.	8,100	52,534
Colowide Co., Ltd.	2,600	50,466
Computer Engineering & Consulting Ltd.	2,900	61,393
COMSYS Holdings Corp.	4,400	124,460
Comture Corp.	800	28,465
CONEXIO Corp.	7,500	94,884
COOKPAD, Inc. (b)	9,900	27,491
Corona Corp.	3,000	28,155
Cosel Co., Ltd.	4,300	41,043
Cosmo Energy Holdings Co Ltd.	6,400	115,969
Cosmos Pharmaceutical Corp.	1,900	387,744
Create Restaurants Holdings, Inc.	10,000	152,492
Create SD Holdings Co., Ltd.	13,100	294,838
CROOZ, Inc. (b)	200	1,779
CyberAgent, Inc.	100	4,509
Cybozu, Inc.	12,200	128,506
Dai-Dan Co., Ltd.	7,000	139,097
Daido Metal Co Ltd.	16,500	93,034
Daido Steel Co., Ltd.	2,300	86,276
Daiho Corp.	6,900	169,520
Daiichi Jitsugyo Co., Ltd.	9,200	239,537
Daiichikosho Co Ltd.	2,000	90,177
Daiken Corp.	2,800	48,391
Daikokutenbussan Co., Ltd.	4,400	132,329
Daikyonishikawa Corp.	6,200	42,545
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	1,100	28,785
Daisyo Corp.	8,000	118,605
Daiwa Industries Ltd.	700	7,031
Daiwabo Holdings Co., Ltd.	4,300	167,369
DCM Holdings Co., Ltd. (a)	20,600	204,381
DeNA Co., Ltd.	10,100	213,247
Denki Kogyo Co., Ltd.	2,100	56,792
Denyo Co., Ltd.	10,800	156,254

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Descente Ltd.	9,900	$135,404
DIC Corp.	4,300	113,657
Digital Arts, Inc.	1,700	121,937
Digital Hearts Holdings Co Ltd.	7,000	62,597
Dip Corp.	1,300	29,540
DMG Mori Co., Ltd.	5,400	73,247
Doshisha Co., Ltd.	14,500	234,626
Doutor Nichires Holdings Co., Ltd.	12,600	239,582
DTS Corp.	10,200	212,958
Duskin Co., Ltd.	9,500	243,860
DyDo Group Holdings, Inc.	5,800	236,946
Eagle Industry Co., Ltd.	6,300	57,998
Earth Corp.	2,500	120,488
Ebara Corp.	12,200	289,741
EDION Corp.	28,900	275,303
eGuarantee, Inc.	6,000	71,784
Eiken Chemical Co., Ltd.	2,800	42,091
Elan Corp.	5,800	93,195
Elecom Co., Ltd.	9,000	353,697
Elematec Corp.	18,600	166,329
EM Systems Co Ltd.	6,400	108,499
Enigmo, Inc. (b)	2,600	28,732
En-Japan, Inc.	4,300	160,286
Enplas Corp.	2,300	64,236
EPS Holdings, Inc.	6,100	75,507
ESPEC Corp.	4,100	72,518
Exedy Corp.	5,800	108,755
Ezaki Glico Co., Ltd.	7,100	308,100
F@N Communications, Inc.	16,400	84,134
Fancl Corp.	7,800	189,429
FCC Co., Ltd.	14,400	261,609
Feed One Co., Ltd.	81,000	120,469
Fields Corp.	60	279
Foster Electric Co., Ltd.	7,800	128,782
FP Corp.	1,100	72,377
France Bed Holdings Co., Ltd.	14,200	135,003
Fudo Tetra Corp.	76	806
Fuji Co., Ltd.	15,600	269,312
Fuji Machine Manufacturing Co., Ltd.	6,200	83,165
Fuji Oil Holdings, Inc.	1,900	52,886
Fuji Pharma Co., Ltd.	1,300	15,419
Fuji Seal International, Inc.	1,500	40,777
Fuji Soft, Inc.	3,600	154,695
Fujicco Co., Ltd.	5,600	100,472
Fujikura Ltd.	33,800	107,539
Fujimi, Inc.	2,800	64,020
Fujimori Kogyo Co., Ltd.	5,800	161,276
Fujio Food System Co Ltd.	1,700	44,742
Fujitec Co., Ltd.	13,500	159,227
Fujitsu General Ltd.	10,100	162,574
Fujiya Co., Ltd.	12,400	230,877
Fukuda Corp.	3,800	134,494
Fukui Computer Holdings, Inc.	4,100	79,773
Fukushima Industries Corp.	5,000	141,196
Fullcast Holdings Co., Ltd.	6,700	125,694

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Funai Soken Holdings, Inc.	3,450	$73,654
Furukawa Electric Co., Ltd.	5,000	109,427
Fuso Chemical Co., Ltd.	1,600	32,758
Futaba Corp.	6,700	81,799
Futaba Industrial Co., Ltd.	5,500	36,189
Future Corp.	12,300	207,132
Gecoss Corp.	10,500	83,122
Genki Sushi Co., Ltd.	6,600	177,060
Genky DrugStores Co., Ltd.	1,500	29,524
Geo Holdings Corp.	21,000	263,501
Giken Ltd.	1,400	43,752
Glory Ltd.	3,500	96,136
GMO Cloud KK	4,700	108,569
Goldwin, Inc.	1,500	207,135
Gree, Inc.	48,800	219,114
GS Yuasa Corp.	7,300	122,314
G-Tekt Corp.	4,900	70,893
GungHo Online Entertainment, Inc.	11,170	253,818
Gunosy, Inc. (b)	3,900	50,808
Gurunavi, Inc.	21,600	138,260
H2O Retailing Corp.	12,300	129,096
Halows Co., Ltd.	4,100	81,047
Hamakyorex Co., Ltd.	1,300	44,726
Hanwa Co., Ltd.	1,400	37,703
Harmonic Drive Systems, Inc.	100	3,972
Haseko Corp.	17,800	191,178
Hazama Ando Corp.	23,800	158,838
Heiwado Co., Ltd.	20,600	381,421
Hibiya Engineering Ltd.	4,900	85,284
Hiday Hidaka Corp.	10,120	203,762
Hinokiya Group Co., Ltd. (a)	3,900	67,438
Hioki EE Corp.	2,000	61,562
Hiramatsu, Inc.	1,200	3,761
HIS Co., Ltd.	3,100	75,753
Hisaka Works Ltd.	1,700	12,898
Hitachi Transport System Ltd.	1,900	59,557
Hitachi Zosen Corp.	21,400	68,490
Hochiki Corp.	11,100	140,428
Hodogaya Chemical Co., Ltd.	1,600	39,655
Hogy Medical Co., Ltd.	1,600	43,662
Horiba Ltd.	1,600	82,233
Hosiden Corp.	26,500	249,447
Hosokawa Micron Corp.	2,700	94,418
House Foods Group, Inc.	10,600	404,104
Hyakugo Bank Ltd.	300	918
Ibiden Co., Ltd.	1,400	27,187
Ichibanya Co., Ltd.	4,400	212,887
Ichikoh Industries Ltd.	7,300	49,613
Ichiyoshi Securities Co., Ltd.	15,800	95,631
Icom, Inc.	7,900	164,566
Idec Corp.	1,400	23,194
IDOM, Inc.	21,500	84,191
Inaba Denki Sangyo Co., Ltd.	7,300	327,086
Inabata & Co., Ltd.	16,700	195,241
Ines Corp.	6,100	62,932

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Infocom Corp.	10,200	$244,066
Infomart Corp.	900	13,241
Information Services International-Dentsu Ltd.	3,400	107,215
Internet Initiative Japan, Inc.	7,600	168,976
Iriso Electronics Co., Ltd.	300	14,374
Ishihara Sangyo Kaisha Ltd.	600	4,897
Ito En Ltd.	7,800	356,464
Itochu Enex Co., Ltd.	6,900	52,675
Itochu-Shokuhin Co., Ltd.	2,900	113,833
Itoham Yonekyu Holdings, Inc.	43,100	266,953
Itoki Corp.	2,740	10,781
Iwatani Corp.	7,000	231,280
Iyo Bank Ltd.	100	477
Izumi Co., Ltd.	4,900	186,572
JAC Recruitment Co., Ltd.	8,200	153,063
Japan Aviation Electronics Industry Ltd.	11,500	152,092
Japan Cash Machine Co., Ltd.	7,500	66,645
Japan Elevator Service Holdings Co Ltd.	5,000	120,064
Japan Material Co., Ltd.	900	9,260
Japan Meat Co Ltd.	15,600	305,289
Japan Pulp & Paper Co., Ltd.	1,600	56,328
JCR Pharmaceuticals Co., Ltd.	1,100	84,492
JCU Corp.	3,900	67,328
Jeol Ltd.	1,000	22,008
JINS Holdings, Inc.	2,600	143,663
J-Oil Mills, Inc.	4,600	172,768
Joshin Denki Co., Ltd.	8,500	155,382
Joyful Honda Co., Ltd.	4,100	52,179
JSP Corp.	1,000	16,247
Justsystems Corp.	2,100	78,774
JVC Kenwood Corp.	41,600	119,825
K&O Energy Group, Inc.	5,500	70,099
Kadokawa Corp.	7,900	117,940
Kaga Electronics Co., Ltd.	4,800	72,021
Kagome Co., Ltd.	8,000	201,967
Kaken Pharmaceutical Co., Ltd.	1,600	76,660
Kameda Seika Co., Ltd.	2,700	119,198
Kamei Corp.	12,000	119,170
Kanamoto Co., Ltd.	10,300	266,529
Kandenko Co., Ltd.	24,400	209,238
Kanematsu Corp.	8,400	95,517
Kanematsu Electronics Ltd.	4,300	121,834
Kansai Super Market Ltd.	9,400	98,039
Kanto Denka Kogyo Co., Ltd.	600	4,145
Kappa Create Co., Ltd.	15,200	201,026
Kasai Kogyo Co., Ltd.	15,300	102,830
Katakura Industries Co., Ltd.	600	7,133
Kato Sangyo Co., Ltd.	11,200	328,404
Kawasaki Kisen Kaisha Ltd. (a)	5,500	55,344
Keihin Corp.	10,900	148,876
Keiyo Co., Ltd.	300	1,327
Kenko Mayonnaise Co., Ltd.	700	14,595
Kewpie Corp.	10,100	236,255
Key Coffee, Inc.	10,000	201,064
KH Neochem Co., Ltd.	300	6,269

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Kinden Corp.	22,200	$324,949
Kintetsu Department Store Co., Ltd.	6,100	175,418
Kintetsu World Express, Inc.	19,800	264,658
Kisoji Co., Ltd.	5,400	133,888
Kissei Pharmaceutical Co., Ltd.	3,000	68,650
KNT-CT Holdings Co., Ltd. (b)	19,300	264,879
Koatsu Gas Kogyo Co., Ltd.	22,600	166,359
Kobayashi Pharmaceutical Co., Ltd.	300	22,479
Kobe Bussan Co., Ltd.	2,900	143,041
Kohnan Shoji Co., Ltd.	3,900	85,023
Kokuyo Co., Ltd.	20,300	270,960
Komeri Co., Ltd.	8,100	165,988
Komori Corp.	16,100	158,674
Konishi Co., Ltd.	13,800	188,226
Konoike Transport Co., Ltd.	5,500	86,097
Koshidaka Holdings Co., Ltd.	6,000	99,967
Kotobuki Spirits Co., Ltd.	3,400	220,191
Kourakuen Holdings Corp.	9,500	235,812
Krosaki Harima Corp.	1,700	82,572
K’s Holdings Corp.	40,400	433,149
Kumiai Chemical Industry Co., Ltd.	10,300	90,750
Kura Sushi, Inc.	5,800	230,941
Kurabo Industries Ltd.	8,400	152,921
Kureha Corp.	700	37,624
Kusuri no Aoki Holdings Co., Ltd.	2,000	153,622
KYB Corp. (b)	2,200	60,842
Kyodo Printing Co., Ltd.	100	2,569
Kyoei Steel Ltd.	700	11,090
Kyokuto Kaihatsu Kogyo Co., Ltd.	19,200	217,420
Kyokuto Securities Co., Ltd.	600	4,552
KYORIN Holdings, Inc.	10,800	180,347
Kyowa Exeo Corp.	5,000	120,488
Kyudenko Corp.	3,300	102,353
Lasertec Corp.	700	40,128
Leopalace21 Corp. (a)	72,200	197,771
Life Corp.	14,100	277,660
Lifull Co., Ltd.	7,600	46,930
Link And Motivation, Inc.	900	4,524
Lintec Corp.	9,700	188,275
Mabuchi Motor Co., Ltd.	1,500	53,160
Macnica Fuji Electronics Holdings, Inc.	18,000	231,110
Maeda Corp.	1,300	10,499
Maeda Kosen Co., Ltd.	5,100	67,305
Maeda Road Construction Co., Ltd.	10,400	230,350
Makino Milling Machine Co., Ltd.	1,600	64,837
Mandom Corp.	6,600	162,398
Mani, Inc.	4,200	98,165
Mars Group Holdings Corp.	3,100	55,239
Marudai Food Co., Ltd.	9,600	193,021
Maruha Nichiro Corp.	5,300	136,847
Marusan Securities Co., Ltd.	500	2,269
Maruwa Co., Ltd.	1,600	89,763
Maruzen Showa Unyu Co., Ltd.	3,400	99,214
Marvelous, Inc.	10,600	78,027
Matsuda Sangyo Co., Ltd.	13,800	183,680

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Matsumotokiyoshi Holdings Co., Ltd.	13,100	$485,847
Matsuya Co., Ltd.	5,500	39,243
Matsuyafoods Holdings Co., Ltd.	4,300	154,215
Max Co., Ltd.	9,600	154,887
MCJ Co., Ltd.	21,000	133,628
Medical Data Vision Co., Ltd. (b)	2,800	26,726
Megmilk Snow Brand Co., Ltd.	12,100	278,482
Meidensha Corp.	5,500	90,549
Meiko Network Japan Co., Ltd. (a)	7,500	64,880
Meitec Corp.	2,300	118,643
Melco Holdings, Inc.	6,200	161,135
Menicon Co., Ltd.	4,300	162,512
Metawater Co., Ltd.	2,700	93,529
Micronics Japan Co., Ltd.	6,900	50,077
Milbon Co., Ltd.	2,800	137,055
Ministop Co., Ltd.	18,200	247,212
Mirait Holdings Corp.	6,400	94,523
Misawa Homes Co., Ltd.	19,600	194,644
Mitsuba Corp.	300	1,528
Mitsubishi Logisnext Co Ltd.	9,300	99,535
Mitsubishi Pencil Co., Ltd.	6,800	105,743
Mitsubishi Research Institute, Inc.	4,000	135,925
Mitsubishi Shokuhin Co., Ltd.	17,600	433,228
Mitsubishi Steel Manufacturing Co., Ltd.	40	398
Mitsuboshi Belting Ltd.	3,500	57,556
Mitsui Mining & Smelting Co., Ltd.	200	4,196
Miura Co., Ltd.	5,900	162,780
Mixi, Inc.	20,600	431,643
Miyazaki Bank Ltd.	200	4,304
Mizuno Corp.	6,800	176,089
Mochida Pharmaceutical Co., Ltd.	3,900	152,351
Modec, Inc.	100	2,267
Morinaga & Co., Ltd.	5,500	271,803
Morinaga Milk Industry Co., Ltd.	5,000	206,617
MOS Food Services, Inc.	4,300	94,755
MTG Co Ltd.	6,900	69,497
MTI Ltd.	6,200	40,619
Musashi Seimitsu Industry Co., Ltd.	200	2,317
Nachi-Fujikoshi Corp.	100	4,005
Nagaileben Co., Ltd.	100	1,961
Nagase & Co., Ltd.	16,600	225,011
Nagatanien Holdings Co., Ltd.	2,600	49,217
Nakanishi, Inc.	4,300	70,631
Nakayama Steel Works Ltd.	26,700	111,088
NEC Networks & System Integration Corp.	10,700	279,498
NET One Systems Co., Ltd.	13,800	369,957
Neturen Co., Ltd.	5,500	41,521
Nextage Co., Ltd.	7,600	80,696
NHK Spring Co., Ltd.	14,000	99,496
Nichias Corp.	2,500	41,559
Nichiban Co., Ltd.	4,000	56,554
Nichiden Corp.	11,600	210,631
Nichiha Corp.	2,800	71,084
NichiiGakkan Co., Ltd.	14,700	228,038
Nichirei Corp.	5,400	124,027

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Nifco, Inc.	2,200	$50,571
Nihon Chouzai Co., Ltd.	5,600	193,458
Nihon Kohden Corp.	8,800	244,198
Nihon M&A Center, Inc.	1,700	49,607
Nihon Nohyaku Co Ltd.	6,300	25,797
Nihon Parkerizing Co., Ltd.	12,000	132,838
Nihon Tokushu Toryo Co Ltd.	300	2,892
Nihon Trim Co., Ltd.	2,200	91,844
Nihon Unisys Ltd.	18,700	604,645
Nippo Corp.	12,900	229,258
Nippon Beet Sugar Manufacturing Co., Ltd.	6,400	106,270
Nippon Ceramic Co., Ltd.	700	17,435
Nippon Chemi-Con Corp.	1,100	14,362
Nippon Densetsu Kogyo Co., Ltd.	4,200	80,296
Nippon Flour Mills Co., Ltd.	11,600	180,931
Nippon Gas Co., Ltd.	1,000	30,357
Nippon Kanzai Co., Ltd.	6,100	108,179
Nippon Kayaku Co., Ltd.	6,700	72,969
Nippon Light Metal Holdings Co., Ltd.	51,200	88,679
Nippon Parking Development Co., Ltd.	3,800	6,009
Nippon Seiki Co., Ltd.	11,200	173,427
Nippon Shinyaku Co., Ltd.	3,300	271,182
Nippon Shokubai Co., Ltd.	1,200	69,469
Nippon Soda Co., Ltd.	2,600	59,766
Nippon Steel & Sumikin Bussan Corp.	5,200	198,484
Nippon Suisan Kaisha Ltd.	40,700	235,998
Nishimatsu Construction Co., Ltd.	3,100	55,443
Nishimatsuya Chain Co., Ltd.	32,500	275,945
Nishimoto Co., Ltd.	7,600	245,738
Nishio Rent All Co., Ltd.	200	5,264
Nissan Shatai Co., Ltd.	21,900	194,190
Nissha Co., Ltd.	2,700	24,043
Nisshinbo Holdings, Inc.	18,000	134,362
Nissin Corp.	9,100	125,491
Nissin Electric Co., Ltd.	9,400	111,135
Nissin Kogyo Co., Ltd.	8,000	103,318
Nitta Corp.	3,700	95,952
Nittetsu Mining Co., Ltd.	5,600	205,846
Nitto Kogyo Corp.	5,800	108,482
Nitto Kohki Co., Ltd.	5,900	113,907
Noevir Holdings Co., Ltd.	2,300	115,612
NOF Corp.	6,500	210,783
Nohmi Bosai Ltd.	6,000	122,107
Nojima Corp.	9,800	167,062
NOK Corp.	7,600	105,235
Nomura Co., Ltd.	11,400	144,653
Noritake Co., Ltd.	2,900	105,780
Noritz Corp.	20,700	223,884
NS Solutions Corp.	6,600	220,549
NS United Kaiun Kaisha Ltd.	7,800	157,344
NSD Co., Ltd.	7,700	229,039
NuFlare Technology, Inc.	1,100	79,211
Obara Group, Inc.	400	12,877
Ohsho Food Service Corp.	1,500	102,226
Oisix ra daichi, Inc. (a)(b)	12,800	166,273

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Okabe Co., Ltd.	8,400	$63,098
Okamura Corp.	18,100	178,044
Oki Electric Industry Co., Ltd.	9,600	134,555
OKUMA Corp.	4,300	210,477
Okumura Corp.	7,300	191,854
Okuwa Co., Ltd.	24,100	257,481
Onward Holdings Co., Ltd.	46,100	217,840
Open Door, Inc. (b)	1,600	33,586
OPT Holding, Inc.	5,200	75,429
Optex Group Co., Ltd.	2,900	38,599
Optim Corp. (b)	800	22,102
Optorun Co., Ltd.	1,100	30,587
Organo Corp.	5,200	198,974
Oro Co Ltd. (a)	1,500	34,607
Osaka Soda Co., Ltd.	5,600	130,044
Osaki Electric Co., Ltd.	29,100	181,062
OSJB Holdings Corp.	36,400	78,121
Oyo Corp.	20,000	201,064
Pacific Metals Co Ltd.	1,700	30,148
PAL Group Holdings Co., Ltd.	9,600	295,044
PALTAC Corp.	4,800	237,210
Paramount Bed Holdings Co., Ltd.	1,300	47,663
Pasona Group, Inc.	15,200	204,031
PC Depot Corp.	20,080	90,727
Penta-Ocean Construction Co., Ltd.	31,600	163,897
PIA Corp.	2,800	111,225
Pilot Corp.	1,700	59,608
Piolax, Inc.	7,200	119,554
Plenus Co., Ltd.	15,400	251,364
Press Kogyo Co., Ltd.	55,900	233,103
Prestige International, Inc.	7,400	130,467
Prima Meat Packers Ltd.	10,300	203,702
Proto Corp.	28,400	322,402
Qol Holdings Co Ltd.	100	1,350
Raito Kogyo Co., Ltd.	11,100	145,339
Rakus Co., Ltd.	4,100	118,097
Relia, Inc.	20,500	259,157
Relo Group, Inc.	2,800	70,926
Rengo Co., Ltd.	1,400	10,029
Resorttrust, Inc.	700	10,931
Restar Holdings Corp.	4,700	74,458
Retail Partners Co., Ltd.	4,200	35,977
Rheon Automatic Machinery Co., Ltd.	2,700	37,640
Right On Co., Ltd.	400	2,624
Riken Corp.	1,600	54,747
Riken Keiki Co., Ltd.	2,600	44,127
Riken Vitamin Co., Ltd.	1,300	41,116
Ringer Hut Co., Ltd. (a)	5,600	132,890
Riso Kagaku Corp.	9,300	163,966
Riso Kyoiku Co., Ltd.	25,900	110,441
Rock Field Co., Ltd.	2,700	35,404
Rohto Pharmaceutical Co., Ltd.	11,300	280,386
Rokko Butter Co., Ltd.	100	1,568
Roland DG Corp.	6,500	119,678
Rorze Corp.	1,200	25,551

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Royal Holdings Co., Ltd.	8,600	$209,748
Ryobi Ltd.	2,600	39,085
Ryosan Co., Ltd.	5,600	136,686
Ryoyo Electro Corp.	7,200	118,741
S Foods, Inc.	7,200	204,339
Sac’s Bar Holdings, Inc.	18,600	157,575
Saint Marc Holdings Co., Ltd.	4,800	112,279
Saizeriya Co., Ltd.	12,300	305,083
Sakai Chemical Industry Co., Ltd.	2,700	58,557
Sakai Moving Service Co., Ltd.	2,400	141,422
Sakata INX Corp.	6,000	51,339
Sakata Seed Corp.	1,600	54,144
San ju San Financial Group, Inc.	400	5,648
San-A Co., Ltd.	7,400	307,535
San-Ai Oil Co., Ltd.	34,600	320,808
Sangetsu Corp.	6,300	119,257
Sanki Engineering Co., Ltd.	13,500	159,990
Sankyo Tateyama, Inc.	7,300	78,885
Sankyu, Inc.	6,100	308,919
Sanrio Co., Ltd.	6,600	125,868
Sanshin Electronics Co., Ltd.	4,100	57,196
Sanwa Holdings Corp.	8,800	97,911
Sanyo Chemical Industries Ltd.	1,100	47,993
Sapporo Holdings Ltd.	6,100	147,167
Sato Holdings Corp.	5,300	131,957
Sawai Pharmaceutical Co., Ltd.	700	37,163
SCSK Corp.	3,200	157,839
Seino Holdings Co., Ltd.	24,500	315,489
Sekisui Jushi Corp.	3,600	64,250
Sekisui Plastics Co., Ltd.	2,900	19,354
Senko Group Holdings Co., Ltd.	11,100	88,186
Senshu Ikeda Holdings, Inc.	700	1,179
Seria Co., Ltd.	9,100	223,313
Shikoku Bank Ltd.	400	3,460
Shikoku Chemicals Corp.	4,800	46,629
Shikoku Electric Power Co., Inc.	300	2,869
Shimachu Co., Ltd.	5,000	117,852
Shindengen Eletric Manufacturing Co., Ltd.	1,100	31,736
Shin-Etsu Polymer Co., Ltd.	25,600	165,309
Shinko Electric Industries Co., Ltd.	3,200	25,182
Shinko Plantech Co., Ltd.	13,600	147,733
Shinmaywa Industries Ltd.	15,600	182,234
Shinnihon Corp.	23,200	165,972
Ship Healthcare Holdings, Inc.	3,800	175,629
Shizuoka Gas Co., Ltd.	36,500	301,318
Shoei Co., Ltd.	800	34,527
Showa Corp.	13,400	171,544
Showa Denko K.K.	5,600	144,540
Showa Sangyo Co., Ltd.	8,500	244,835
Siix Corp.	6,600	84,057
Sinanen Holdings Co., Ltd.	7,700	126,044
Sinko Industries Ltd.	3,500	56,370
Sintokogio Ltd.	12,700	107,950
SKY Perfect JSAT Holdings, Inc.	26,000	104,504
Skylark Co., Ltd.	27,700	473,769

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Sodick Co., Ltd.	200	$1,414
Softbank Technology Corp.	4,100	78,422
Sogo Medical Holdings Co., Ltd.	3,200	43,767
Sojitz Corp.	16,300	49,712
Square Enix Holdings Co., Ltd.	6,500	259,425
ST Corp.	5,400	78,330
Star Micronics Co., Ltd.	1,600	22,004
Starzen Co., Ltd.	3,200	120,789
Studio Alice Co., Ltd.	4,300	80,993
Sugi Holdings Co., Ltd.	9,100	477,122
Sumitomo Bakelite Co., Ltd.	1,600	57,156
Sumitomo Densetsu Co., Ltd.	10,600	200,855
Sumitomo Forestry Co., Ltd.	4,900	60,008
Sumitomo Mitsui Construction Co., Ltd.	27,760	137,709
Sumitomo Riko Co., Ltd.	14,800	106,018
Sumitomo Seika Chemicals Co., Ltd.	4,900	143,677
Sumitomo Warehouse Co., Ltd.	500	6,613
Sushiro Global Holdings Ltd.	3,200	201,817
Systena Corp.	10,000	149,198
T. Hasegawa Co., Ltd.	5,100	97,214
Tachi-S Co., Ltd.	22,300	250,425
Tadano Ltd.	7,300	64,524
Taihei Dengyo Kaisha Ltd.	1,300	29,320
Taiho Kogyo Co., Ltd.	10,800	76,856
Taiyo Yuden Co., Ltd.	300	5,645
Takamatsu Construction Group Co., Ltd.	8,100	171,935
Takara Holdings, Inc.	17,100	166,437
Takara Standard Co., Ltd.	12,300	195,091
Takasago International Corp.	100	2,409
Takasago Thermal Engineering Co., Ltd.	9,300	150,659
Takashimaya Co., Ltd.	10,800	120,977
Takeuchi Manufacturing Co., Ltd.	4,200	62,268
Takuma Co., Ltd.	15,400	177,723
Tamron Co., Ltd.	13,800	284,742
Tanseisha Co., Ltd.	11,800	142,175
Tatsuta Electric Wire and Cable Co., Ltd.	20,000	80,764
Tayca Corp.	700	12,322
TechnoPro Holdings, Inc.	1,700	98,734
Teikoku Sen-I Co., Ltd.	600	9,234
Tekken Corp.	4,400	111,331
Tenma Corp.	7,100	129,589
T-Gaia Corp.	20,700	415,812
The Japan Steel Works Ltd.	1,200	21,383
The Japan Wool Textile Co., Ltd.	9,000	76,839
The Monogatari Corp.	1,300	118,454
The Nippon Road Co., Ltd.	2,000	112,957
The Nisshin Oillio Group Ltd.	7,300	226,761
The Pack Corp.	5,300	164,136
TIS, Inc.	6,600	387,048
TKC Corp.	4,300	184,774
Toa Corp.	10,900	131,844
Toagosei Co., Ltd.	14,100	137,768
Tocalo Co., Ltd.	400	3,001
Toda Corp.	15,200	84,560
Toei Animation Co., Ltd.	1,700	76,171

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
Toei Co., Ltd.	900	$129,703
Toenec Corp.	1,300	38,485
Toho Holdings Co., Ltd.	13,600	324,782
Toho Zinc Co., Ltd.	200	3,483
Tokai Carbon Co., Ltd. (a)	4,600	44,036
Tokai Corp.	9,000	192,818
Tokai Holdings Corp.	8,900	82,436
Tokai Rika Co., Ltd.	12,700	200,599
Tokuyama Corp.	6,200	130,787
Tokyo Base Co., Ltd. (b)	12,200	102,782
Tokyo Broadcasting System Holdings, Inc.	14,100	225,499
Tokyo Steel Manufacturing Co., Ltd.	18,300	141,942
Tokyu Construction Co., Ltd.	28,200	194,574
Tomy Co., Ltd.	16,000	166,725
Tonami Holdings Co Ltd.	500	20,262
Topcon Corp.	2,600	30,054
Toppan Forms Co., Ltd.	33,600	299,517
Toppan Printing Co., Ltd.	7,600	121,116
Topre Corp.	3,300	51,285
Toridoll Holdings Corp.	100	2,274
Torii Pharmaceutical Co., Ltd.	7,200	180,619
Toshiba Machine Co., Ltd.	4,100	79,580
Toshiba Plant Systems & Services Corp.	7,700	125,102
Toshiba TEC Corp.	12,200	354,281
Totetsu Kogyo Co., Ltd.	2,100	61,082
Towa Bank Ltd.	4,700	31,058
Toyo Construction Co., Ltd.	43,700	174,413
Toyo Corp.	200	1,954
Toyo Ink SC Holdings Co., Ltd.	6,500	134,668
Toyo Tanso Co., Ltd.	4,700	86,050
Toyo Tire Corp.	4,100	50,133
Toyota Boshoku Corp.	22,300	300,594
TPR Co., Ltd.	8,600	133,248
Trancom Co., Ltd.	3,100	165,162
Transcosmos, Inc.	8,800	209,987
Trusco Nakayama Corp.	1,500	34,000
Trust Tech, Inc.	8,000	93,227
TS Tech Co., Ltd.	8,300	228,136
TSI Holdings Co., Ltd.	11,100	55,482
Tsubakimoto Chain Co.	1,600	48,572
Tsugami Corp.	8,900	70,205
Tsukishima Kikai Co., Ltd.	3,500	43,488
Tsukui Corp.	7,000	28,663
Tsurumi Manufacturing Co., Ltd.	3,400	60,777
Tsutsumi Jewelry Co., Ltd.	400	7,331
TV Asahi Holdings Corp.	13,500	213,616
Ube Industries Ltd.	14,500	277,620
Ulvac, Inc.	1,400	56,996
Union Tool Co.	200	5,827
Unipres Corp.	11,300	175,720
United Arrows Ltd.	7,500	225,561
United Super Markets Holdings, Inc.	44,200	398,168
United, Inc.	300	3,160
Ushio, Inc.	3,900	50,037
UT Group Co., Ltd.	12,300	225,773

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Japan - 31.4% (continued)
UUUM, Inc. (b)	600	$27,844
V Technology Co Ltd.	2,000	99,590
Valor Holdings Co., Ltd.	12,200	204,759
Valqua Ltd.	2,900	56,288
ValueCommerce Co., Ltd.	1,400	22,719
Vector, Inc. (b)	200	1,651
VISION, Inc. (a)(b)	2,700	115,132
Vital KSK Holdings, Inc.	24,200	238,275
VT Holdings Co., Ltd.	22,400	94,884
Wacoal Holdings Corp.	8,200	191,502
Wacom Co., Ltd.	23,100	71,973
Wakita & Co., Ltd.	15,600	151,103
Warabeya Nichiyo Holdings Co., Ltd.	14,200	234,316
Watami Co., Ltd.	16,900	226,373
WDB Holdings Co., Ltd.	2,600	57,587
World Co Ltd.	2,300	49,362
World Holdings Co., Ltd.	8,200	118,174
Wowow, Inc.	3,600	85,599
Xebio Holdings Co., Ltd.	21,600	229,145
Yahagi Construction Co., Ltd.	12,100	76,084
Yakuodo Co., Ltd. (e)	3,000	68,480
YAMABIKO Corp.	5,700	55,264
YAMADA Consulting Group Co., Ltd.	1,800	27,194
Yamagata Bank Ltd/The	300	4,066
YA-MAN Ltd. (a)	14,500	107,554
Yamato Kogyo Co., Ltd.	7,100	173,699
Yamazen Corp.	36,600	323,504
Yaoko Co., Ltd.	4,200	186,605
Yellow Hat Ltd.	16,300	244,573
Yodogawa Steel Works Ltd.	8,300	139,225
Yokogawa Bridge Holdings Corp.	8,100	116,046
Yondoshi Holdings, Inc.	4,300	99,005
Yonex Co., Ltd.	17,200	81,276
Yorozu Corp.	3,500	41,248
Yoshinoya Holdings Co., Ltd. (a)	12,300	260,392
Yuasa Trading Co., Ltd.	8,300	228,683
Yumeshin Holdings Co., Ltd.	500	3,704
Yurtec Corp.	25,500	159,142
Yushin Precision Equipment Co., Ltd.	6,700	58,653
Zenkoku Hosho Co., Ltd.	100	3,808
Zenrin Co., Ltd.	1,650	27,398
Zensho Holdings Co., Ltd.	1,000	22,667
Zeon Corp.	22,200	258,706
ZERIA Pharmaceutical Co., Ltd.	4,800	84,221
ZIGExN Co., Ltd.	5,100	28,468
Zojirushi Corp. (a)	9,600	117,295

		89,025,604

Liechtenstein - 0.1%
Liechtensteinische Landesbank AG	2,385	149,160

Luxembourg - 0.2%
Aperam, S.A.	13,621	329,043
Corestate Capital Holding SA	365	11,493
eDreams ODIGEO SA (b)	2,454	10,330
SAF-Holland, S.A.	19,095	173,557

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Luxembourg - 0.2% (continued)
Senvion, S.A. (b)	2,327	$294
Stabilus S.A.	958	43,021
Subsea 7, S.A.	3,068	29,689

		597,427

Malta - 0.3%
Kindred Group PLC	146,446	820,366

Netherlands - 2.8%
Aalberts Industries N.V.	9,567	361,281
Accell Group N.V.	5,445	134,048
Altice N.V. - Class A (b)	172,019	760,197
Arcadis N.V.	44,219	836,384
ASM International N.V.	1,119	94,008
ASR Nederland N.V.	10,252	358,417
Brunel International N.V.	30,172	346,858
Constellium SE (b)	15,341	184,706
Corbion N.V.	342	9,713
Flow Traders (c) (Cost: $583,363; Original Acquisition Date: 05/30/2019)	21,503	577,113
ForFarmers N.V.	95,566	627,038
IMCD N.V.	691	48,452
Kendrion N.V.	2,270	42,163
Koninklijke Volkerwessels N.V.	23,612	404,831
PostNL N.V.	182,903	364,347
Rhi Magnesita N.V.	4,818	261,583
SBM Offshore N.V.	24,990	418,294
SIF Holding N.V.	2,718	35,906
Signify N.V. (c) (Cost: $1,216,407; Original Acquisition Date: 05/22/2018)	46,217	1,351,645
TKH Group N.V.	1,442	69,035
TomTom N.V.	32,968	401,683
Wessanen	27,415	341,678

		8,029,380

Norway - 1.5%
Aker ASA	329	16,861
Aker BP ASA	4,799	127,346
Atea ASA	61,636	787,343
Austevoll Seafood ASA	26,550	272,574
B2Holding ASA	123,405	98,727
Elkem ASA (c) (Cost: $370,897; Original Acquisition Date: 01/22/2019)	125,051	315,365
Europris ASA (c) (Cost: $362,786; Original Acquisition Date: 05/29/2018)	136,267	374,457
Grieg Seafood ASA	14,655	179,806
Kongsberg Automotive ASA (b)	65,314	40,928
Kvaerner ASA	7,915	10,267
Nordic Semiconductor ASA (b)	3,001	13,595
Norway Royal Salmon ASA	10,413	213,009
Norwegian Air Shuttle ASA (a)(b)	96,156	384,215
PGS ASA (b)	165,770	198,476
Salmar ASA	9,767	463,687
SpareBank 1 SMN	14,560	153,394
Stolt-Nielsen Ltd.	1,596	17,287
TGS-Nopec Geophysical Co. ASA	14,581	351,716
Tomra Systems ASA	5,528	155,305
Veidekke ASA	2,028	20,965
Wallenius Wilhelmsen ASA	5,404	11,861
XXL ASA (a)(b)(c) (Cost: $232,747; Original Acquisition Date: 12/19/2018)	74,897	187,896

		4,395,080

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Portugal - 0.6%
Altri, SGPS, S.A.	17,389	$109,890
Banco Comercial Portugues, S.A. - Class R	189,768	40,295
Corticeira Amorim SGPS, S.A.	2,954	29,706
CTT-Correios de Portugal, S.A.	4,559	9,420
Mota-Engil SGPS, S.A.	199,851	416,008
Nos SGPS, S.A.	133,227	782,629
REN Redes Energeticas Nacionais SGPS, S.A.	25,391	71,160
Semapa-Sociedade de Investimento e Gestao	1,989	26,363
Sonae SGPS, S.A.	157,939	143,205
The Navigator Company, S.A.	5,994	20,237

		1,648,913

Singapore - 0.4%
Best World International Ltd. (e)	393,700	385,827
Bumitama Agri Ltd.	37,400	15,092
China Aviation Oil Singapore Corp Ltd.	25,900	21,463
Hutchison Port Holdings Trust	232,300	36,471
Indofood Agri Resources Ltd.	73,800	17,283
Japfa Ltd.	43,100	14,442
NetLink NBN Trust	100	64
Sheng Siong Group Ltd.	488,900	415,710
SIA Engineering Co Ltd.	132,600	232,187
Silverlake Axis Ltd.	127,400	41,771
Singapore Post Ltd.	39,800	26,385
Yanlord Land Group Ltd.	62,600	49,620

		1,256,315

Spain - 3.7%
Acciona S.A.	17,724	1,901,198
Acerinox S.A.	5,167	42,761
Applus Services, S.A.	19,523	259,411
Atresmedia Corp de Medios de Comunicacion S.A. (a)	102,251	376,243
Cia de Distribucion Integral Logista Holdings S.A.	21,774	427,640
CIE Automotive, S.A.	6,232	144,382
Construcciones y Auxiliar de Ferrocarriles, S.A.	20,508	890,300
Corp Financiera Alba, S.A.	238	12,045
Ebro Foods, S.A.	28,567	594,963
EUSKALTEL S.A (c) (Cost: $35,970; Original Acquisition Date: 01/02/2019)	4,661	39,188
Faes Farma, S.A.	116,225	609,942
Fomento de Construcciones y Contratas, S.p.A.	63,545	789,179
Global Dominion Access, S.A. (b)(c) (Cost: $163,327; Original Acquisition Date: 05/09/2017)	32,147	139,911
Grupo Catalana Occidente, S.A.	24,798	833,977
Grupo Empresarial San Jose SA (b)	13,397	116,319
Liberbank, S.A.	6,464	2,251
Mediaset Espana Comunicacion, S.A.	144,988	917,529
Melia Hotels International, S.A.	38,292	315,635
Miquel y Costas & Miquel, S.A.	6,400	108,041
Neinor Homes SA (b)(c) (Cost: $58,743; Original Acquisition Date: 07/19/2019)	4,741	58,306
NH Hotel Group, S.A.	14,973	72,406
Promotora de Informaciones, S.A. - Class A (b)	51,980	72,553
Sacyr, S.A.	77,242	191,687
Talgo S.A. (b)(c) (Cost: $470,448; Original Acquisition Date: 09/20/2018)	81,526	426,948
Tecnicas Reunidas, S.A. (b)	30,341	759,625
Tubacex, S.A.	20,612	61,391

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Spain - 3.7% (continued)
Unicaja Banco S.A. (c) (Cost: $313,521; Original Acquisition Date: 10/26/2018)	266,617	$196,326
Viscofan, S.A.	5,704	265,679
Zardoya Otis, S.A.	1,073	7,382

		10,633,218

Sweden - 3.9%
AAK AB	32,170	640,309
AcadeMedia AB (b)(c) (Cost: $86,229; Original Acquisition Date: 08/03/2018)	16,614	81,761
Ahlsell AB (b)(c)(e) (Cost: $0; Original Acquisition Date: 02/25/2019)	2,502	—
Arjo AB	72,504	290,174
Attendo AB (c) (Cost: $242,869; Original Acquisition Date: 03/28/2019)	52,323	229,238
Axfood AB	69,016	1,447,173
Bergman & Beving AB	8,204	75,648
Betsson AB (b)	159,934	774,033
Bilia AB	64,410	534,527
BillerudKorsnas AB	500	5,533
BioGaia AB	1,103	47,594
Bossard Holding AG	569	77,840
Bravida Holding AB (c) (Cost: $406,820; Original Acquisition Date: 05/30/2018)	52,464	438,864
Bufab AB	267	2,707
Camurus AB (b)	895	8,116
Clas Ohlson AB	63,806	623,780
Cloetta AB	7,520	22,404
Dustin Group AB (c) (Cost: $136,581; Original Acquisition Date: 05/10/2017)	16,541	136,344
Elekta AB	1,850	23,590
Getinge AB	25,197	347,739
Granges AB	19,103	172,935
Gunnebo AB	4,211	9,546
Haldex AB	1,984	10,330
Holmen AB	5,312	124,592
Humana AB	3,201	15,753
Indutrade AB	6,065	173,274
Intrum AB (a)	1,820	46,248
Inwido AB	24,352	133,364
KappAhl AB	8,251	16,704
LeoVegas AB (c) (Cost: $306,929; Original Acquisition Date: 06/21/2017)	83,594	285,414
Lifco AB - B Shares	6,469	314,399
Lindab International AB	27,987	269,757
Loomis AB - Class B	1,644	55,612
Modern Times Group MTG AB	8,997	69,119
Momentum Group AB	1,782	21,243
Mycronic AB	30,429	371,424
NCC AB - B Shares	2,086	33,294
New Wave Group AB	24,370	141,781
Nobia AB	28,770	169,138
Nobina AB (c) (Cost: $6,907; Original Acquisition Date: 08/24/2017)	1,400	7,895
Nolato AB	1,645	87,993
Nordic Entertainment Group AB	11,717	284,131
Paradox Interactive AB	3,099	41,174
Radisson Hospitality AB (a)(b)(e)	20,468	88,632
Ratos AB	96,280	212,481
RaySearch Laboratories AB (b)	1,250	21,728
Sagax AB	20,784	79,200
SAS AB (b)	106,106	145,408
Scandi Standard AB	17,217	129,636

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Sweden - 3.9% (continued)
Scandic Hotels Group AB (c) (Cost: $197,945; Original Acquisition Date: 05/10/2017)	23,882	$184,444
SSAB AB	301,622	754,159
Svenska Cellulosa AB SCA	60,211	519,373
Sweco AB	8,770	229,288
Tele2 AB	1,268	17,887
Thule Group AB (c) (Cost: $9,331; Original Acquisition Date: 08/24/2017)	485	9,621
Trelleborg AB	3,500	47,786
Vitrolife AB	542	9,388
Volati AB	4,204	17,690

		11,129,215

Switzerland - 5.1%
ALSO Holding AG	5,383	766,863
APG SGA, S.A.	49	12,921
Aryzta AG (b)	200,061	161,787
Ascom Holding AG	10,599	108,373
Autoneum Holding AG	158	17,352
Banque Cantonale Vaudoise	29	22,298
Bell Food Group AG	804	201,863
BKW AG	2,562	167,219
Bucher Industries AG	2,247	662,465
Burkhalter Holding AG	279	21,987
Comet Holding AG	128	10,462
Conzzeta AG	727	589,092
Daetwyler Holding AG	144	22,464
DKSH Holding AG	12,521	610,015
dormakaba Holding AG	1,048	706,785
EDAG Engineering Group AG	2,321	26,733
EFG International AG	1,717	10,495
Emmi AG	820	663,622
Feintool International Holding AG	130	7,172
Forbo Holding AG	287	418,140
Galenica AG (c) (Cost: $305,840; Original Acquisition Date: 10/16/2018)	6,085	340,293
GAM Holding AG	87,999	342,127
Georg Fischer AG	1,388	1,136,624
Helvetia Holding AG	4,025	524,602
Huber + Suhner AG	7,919	507,264
Implenia AG	20,771	709,750
Inficon Holding AG	464	291,128
Interroll Holding AG	207	383,570
Kardex AG	3,987	559,127
Kudelski, S.A.	2,600	15,840
Landis & Gyr Group AG	4,273	350,129
LEM Holding SA	58	73,720
Logitech International, S.A.	7,555	306,169
Meier Tobler Group AG (b)	742	11,725
Mobilezone Holding AG	1,690	16,802
OC Oerlikon Corp. AG	1,652	15,306
Orior AG	4,722	404,573
Panalpina Welttransport Holding AG (a)(b)	5,436	1,272,016
Rieter Holding AG	2,244	299,729
Schmolz + Bickenbach AG	40,510	11,829
Schweiter Technologies AG	447	417,757
SFS Group AG	3,390	247,635

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Switzerland - 5.1% (continued)
Siegfried Holding AG	129	$53,177
Sunrise Communications Group AG (c) (Cost: $170,996; Original Acquisition Date: 05/30/2017)	2,171	163,524
Swissquote Group Holding, S.A.	386	16,044
Tecan Group AG	531	127,472
Valiant Holding AG	157	16,338
Valora Holding AG	1,964	553,631
Vetropack Holding AG	15	36,903
VP Bank AG	464	73,040
Zehnder Group AG	1,677	61,082
Zur Rose Group AG (b)	109	9,515

		14,556,549

United Kingdom - 0.5%
Dialog Semiconductor PLC (b)	28,331	1,337,649
Torm PLC (b)	1,000	8,077

		1,345,726

United States - 17.1%
AES Corp. (f)	127,000	1,946,910
Altria Group, Inc. (f)	75,467	3,300,927
Assurant, Inc. (f)	43,000	5,289,000
B Communications Ltd. (b)	225	267
Cellcom Israel Ltd. (b)	19,662	45,613
Chevron Corp.	12,366	1,455,726
Citigroup, Inc.	19,894	1,280,179
ConocoPhillips (f)	95,000	4,957,100
Corning, Inc.	598	16,654
Halliburton Co. (f)	186,423	3,512,209
HCA Healthcare, Inc. (f)	15,992	1,922,238
Home Depot, Inc. (f)	12,000	2,734,920
Kenon Holdings Ltd.	7,582	160,597
KLA Corp.	804	118,912
New Relic, Inc. (b)	14,000	802,760
Northrop Grumman Corp. (a)	1,797	661,062
Occidental Petroleum Corp. (f)	11,861	515,716
PACCAR, Inc.	5,054	331,340
PNC Financial Services Group Inc/The	8,151	1,050,908
PPL Corp. (f)	124,032	3,665,146
Raytheon Co. (f)	7,417	1,374,518
SunTrust Banks, Inc.	103,000	6,335,530
Total System Services, Inc. (f)	24,577	3,298,725
Verizon Communications, Inc.	26,952	1,567,528
WABCO Holdings, Inc.	2,445	326,432
Wells Fargo & Co.	24,371	1,134,957
Yum China Holdings, Inc.	10,026	455,481

		48,261,355

TOTAL COMMON STOCKS (Cost $262,018,963)		262,698,796

PREFERRED STOCKS - 0.3%
Germany - 0.3%
Draegerwerk AG & Co., KGaA - Preferred	5,984	284,771
Jungheinrich AG	24,925	529,795
Sartorius AG	606	121,149
STO SE & Co KGaA	341	35,154

TOTAL PREFERRED STOCKS (Cost $1,018,182)		970,869

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
REAL ESTATE INVESTMENT TRUST - 0.4%
United States - 0.4%
Federal Realty Investment Trust	7,008	$905,503
New Residential Investment Corp.	18,340	258,044

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,220,783)		1,163,547

RIGHTS - 0.0% (d)
Sweden - 0.0% (d)
Gunnebo AB (e)	4,211	347

TOTAL RIGHTS (Cost $926)		347

SHORT-TERM INVESTMENTS - 4.3%
Money Market Funds - 1.4%
Fidelity Investments Money Market Funds - Government Portfolio, 2.00% (g)	807,469	807,469
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.99% (g)	807,469	807,469
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.95% (g)	807,469	807,469
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.99% (g)	807,469	807,469
Short-Term Investments Trust - Government & Agency Portfolio, 2.02% (g)	807,469	807,469

		4,037,345

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 2.9%
2.160%, 10/03/2019 (h)	$5,000,000	4,990,556
1.722%, 06/18/2020 (h)	3,000,000	2,958,167
2.027%, 10/08/2019 (h)	238,000	237,508

		8,186,231

TOTAL SHORT-TERM INVESTMENTS (Cost $12,223,576)		12,223,576

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.8%
BlackRock Liquidity Funds FedFund Portfolio, 2.02% (g)	786,485	786,485
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.20% (g)	7,080,358	7,080,285

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $7,866,770)		7,866,770

TOTAL INVESTMENTS (Cost $284,349,200) - 100.3%		284,923,905

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(930,492)

TOTAL NET ASSETS - 100.0%		$283,993,413

Percentages are stated as a percent of net assets.

(a)	This security or a portion of this security was out on loan as of August 31, 2019. Total loaned securities had a market value of $7,318,267 as of August 31, 2019.
(b)	Non-income producing security.
(c)

Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at August 31, 2019 was $8,999,806, which represents 3.2% of net assets.

(d)	Rounds to zero.
(e)	Value determined using significant unobservable inputs.
(f)	This security or a portion of this security was held as collateral for derivative contracts as of August 31, 2019.
(g)	Rate shown is the 7-day effective yield.
(h)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED APPRECIATION/ (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Australian Dollar, September 2019 Settlement	90	$6,057,900	$(225,274)
British Pound, September 2019 Settlement	490	37,243,063	(1,774,224)
Euro FX, September 2019 Settlement	71	9,753,181	(239,444)
Mini MSCI EAFE Index, September 2019 Settlement	63	5,808,285	129,638

TOTAL FUTURES CONTRACTS PURCHASED		$58,862,429	$(2,109,304)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
MS	888 Holdings PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	$180,176	129,554	$(18,109)
UBS	888 Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	77,001	58,441	(3,522)
UBS	A.G. Barr PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	274,111	46,568	(69,370)
MS	AA PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	14,397	18,083	(8,864)
UBS	AA PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	141,007	210,095	(64,174)
UBS	Acacia Mining PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	13,965	10,697	13,882
GS	Accent Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	532,797	253,977	39,004
UBS	Advanced Medical Solutions	Receive	1-Month LIBOR GBP	9/20/2021	Term	4,501	1,896	576
GS	AES Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,247,900	127,000	287,542
UBS	Aggreko PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	154,575	24,706	4,024
UBS	Akka Technologies	Receive	1-Month LIBOR EUR	9/20/2021	Term	181,160	3,625	18,157
MS	Akwel S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	84,073	6,094	9,649
UBS	Akwel S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	69,686	4,608	(401)
UBS	Alliance Pharma PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	5,731	10,656	165
UBS	Alten S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	83,094	959	14,983
GS	Altium Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	6,024	200	2,189
GS	Altria Group, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	3,702,411	75,467	364,009
GS	AMA Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	96,775	47,497	201
UBS	Anglo Pacific Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	10,630	6,869	(72)
GS	Ansell Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	295,368	7,728	8,423
GS	ARB Corp. Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	314,104	12,060	10,198
UBS	Ashmore Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	346,820	102,191	54,224
MS	ASOS PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	65,086	2,463	(25,599)
UBS	ASOS PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	214,375	10,588	(11,811)
GS	Assurant, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	4,044,580	43,000	(1,257,834)
GS	Assystem S.A.	Receive	1-Month LIBOR EUR	6/28/2024	Term	6,025	189	1,160
MS	Assystem S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	61,161	2,168	18,992
UBS	Assystem S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	30,212	1,117	11,379
GS	Atlas Arteria	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	119,991	12,346	16,456
GS	Australian Pharma Indus Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	40,744	20,094	(623)
GS	Automotive Holdings Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	746,142	252,988	236,492
UBS	Avast PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	29,658	9,577	361

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
MS	Aveva Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	$87,271	3,414	$24,945
UBS	Aveva Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	58,406	2,397	21,800
UBS	Babcock International Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	129,705	33,397	12,476
UBS	Bakkavor Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	15,699	14,652	(3,228)
UBS	BBA Aviation PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	28,964	15,200	17,729
UBS	BCA Marketplace PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	201,539	122,650	60,552
GS	Beach Energy Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	68,697	24,682	9,652
MS	Bellway PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	111,399	4,379	(8,634)
UBS	Bellway PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	428,209	18,688	38,798
UBS	Beneteau	Receive	1-Month LIBOR EUR	9/20/2021	Term	36,068	3,863	(7,208)
UBS	Biffa PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	85,788	56,608	12,288
GS	Blackmores Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	332,680	2,706	(18,598)
UBS	Bodycote PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	22,400	3,857	1,767
GS	Boiron S.A.	Receive	1-Month LIBOR EUR	6/28/2024	Term	1,785	22	(1,163)
MS	Boiron S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	61,085	1,281	(19,523)
UBS	Boiron S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	149,072	3,578	(30,497)
MS	Bonduelle SCA	Receive	1-Month LIBOR EUR	3/18/2026	Term	15,398	600	(3,216)
UBS	Bonduelle SCA	Receive	1-Month LIBOR EUR	9/20/2021	Term	10,612	439	(1,554)
UBS	Boohoo Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	53,577	39,603	36,421
UBS	Bovis Homes Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	181,617	23,236	30,214
GS	Breville Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	213,443	13,392	50,264
MS	Brewin Dolphin Holdings PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	10,156	3,742	(1,064)
UBS	Brewin Dolphin Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	52,771	20,811	(75)
UBS	Britvic PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	18,450	2,886	3,870
MS	C&C Group PLC	Receive	1-Month LIBOR EUR	3/18/2026	Term	2,650	921	924
UBS	C&C Group PLC	Receive	1-Month LIBOR EUR	9/20/2021	Term	49,721	18,353	22,156
MS	Card Factory PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	48,872	31,360	(11,497)
UBS	Card Factory PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	102,288	70,692	(12,914)
GS	Cedar Woods Properties Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	102,033	11,377	3,290
MS	Centamin PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	224,926	300,120	215,369
UBS	Centamin PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	289,987	387,555	275,629

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
UBS	Central Asia Metals PLc	Receive	1-Month LIBOR GBP	9/20/2021	Term	$6,523	3,855	$(799)
UBS	CGG S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	29,559	24,738	14,616
MS	Cherming Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	21,500	17,052	5,745
UBS	Cherming Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	2,431	1,969	740
GS	Chevron Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,522,378	12,366	55,033
UBS	Cineworld Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	170,586	89,588	(12,750)
GS	Citigroup, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,393,177	19,894	108,916
MS	CMC Markets PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	12,180	17,853	2,539
MS	CME Group Inc.	Receive	1-Month LIBOR USD	3/18/2026	Term	415,094	2,437	110,662
UBS	Coface S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	106,470	15,809	69,645
GS	Collins Foods Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	333,881	33,118	42,196
MS	Compagnie Des Alpes	Receive	1-Month LIBOR EUR	3/18/2026	Term	66,740	3,101	3,332
UBS	Compagnie Des Alpes	Receive	1-Month LIBOR EUR	9/20/2021	Term	36,408	1,788	5,540
UBS	Compagnie Plastic Omnium S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	239,686	12,729	25,596
UBS	Computacenter PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	282,136	30,841	84,174
GS	ConocoPhillips	Pay	1-Month LIBOR USD	4/2/2029	Term	6,249,100	95,000	1,293,049
GS	Corning, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	17,246	598	579
GS	Coronado Global Resource - CDI	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	14,074	3,231	(184)
MS	Costain Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	33,281	11,874	(26,503)
UBS	Costain Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	25,713	17,477	(6,051)
UBS	Cranswick PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	193,438	8,861	13,536
UBS	Crest Nicholson Holdings	Receive	1-Month LIBOR GBP	9/20/2021	Term	128,945	42,641	(7,322)
GS	CSR Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	462,484	87,391	25,086
UBS	CVS Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	77,812	20,819	103,493
MS	Dart Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	40,102	5,791	(6,731)
UBS	Dart Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	437,905	66,632	(41,827)
UBS	Derichebourg	Receive	1-Month LIBOR EUR	9/20/2021	Term	52,728	16,853	(1,846)
MS	DFS Furniture PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	26,862	13,231	(4,471)
UBS	DFS Furniture PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	29,250	17,219	3,694
GS	Dicker Data Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	83,320	10,415	8,023

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
MS	Diploma PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	$216,699	18,283	$31,793
UBS	Diploma PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	161,277	14,453	40,454
UBS	Dixons Carphone PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	324,778	350,094	(24,119)
UBS	Domino’s Pizza Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	13,729	7,187	641
GS	Downer Edi Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	885,464	81,664	24,092
MS	Drax Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	148,529	47,679	(59,615)
UBS	Drax Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	266,538	94,184	(81,292)
UBS	Dunlem Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	526,295	85,412	138,061
MS	EI Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	100,923	57,376	46,026
UBS	EI Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	119,130	70,935	65,384
GS	Elders Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	33,597	3,330	122
UBS	Electrocomponents PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	16,206	3,954	4,229
UBS	Elior Group	Receive	1-Month LIBOR EUR	9/20/2021	Term	390,280	37,142	1,265
GS	Emis Group PLC	Receive	1-Month LIBOR GBP	6/28/2024	Term	46	6	15
MS	Emis Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	46,132	5,810	10,777
UBS	Emis Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	144,248	17,558	24,472
UBS	Enquest PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	164,794	1,050,792	(9,609)
UBS	Equiniti Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	19,549	11,692	211
MS	Eramet	Receive	1-Month LIBOR EUR	3/18/2026	Term	117,028	2,524	(14,892)
UBS	Eramet	Receive	1-Month LIBOR EUR	9/20/2021	Term	37	1	5
GS	Evolution Mining Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	53,329	11,809	17,580
GS	Federal Realty Investment Trust	Pay	1-Month LIBOR USD	4/2/2029	Term	916,156	7,008	9,170
MS	Ferrexpo PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	189,250	85,213	(55,777)
UBS	Ferrexpo PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	350,254	202,302	(13,302)
UBS	Figeac-Aero	Receive	1-Month LIBOR EUR	9/20/2021	Term	54,495	4,954	(2,676)
UBS	Firstgroup PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	472,850	642,615	312,024
GS	Flexigroup Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	310,080	165,388	69,490
UBS	FNAC Darty S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	214,991	4,105	8,020
GS	Forterra PLC	Receive	1-Month LIBOR GBP	6/28/2024	Term	9,789	4,529	1,134
MS	Forterra PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	3,301	1,343	(451)
UBS	Forterra PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	143,914	71,683	23,308
GS	G8 Education Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	332,066	109,537	41,762
UBS	Games Workshop Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	369,989	13,838	202,156

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
GS	Gaztransport et Techniga S.A.	Receive	1-Month LIBOR EUR	6/28/2024	Term	$23,108	691	$41,088
MS	Gaztransport et Techniga S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	291,205	3,814	11,074
UBS	Gaztransport et Techniga S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	314,400	4,161	9,843
MS	GL Events S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	48,364	2,731	14,930
UBS	GL Events S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	46,926	2,882	20,760
UBS	GO-AHEAD Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	283,041	19,250	78,432
UBS	Gocompare.Com Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	85,410	138,064	299
UBS	Grafton Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	278,997	43,807	(10,940)
UBS	Greencore Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	264,140	157,804	13,489
UBS	Greene King PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	119,421	27,670	114,739
GS	Greggs PLC	Receive	1-Month LIBOR GBP	6/28/2024	Term	19,311	2,194	28,983
MS	Greggs PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	459,829	30,289	103,564
UBS	Greggs PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	85,412	8,301	88,213
GS	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	6/28/2024	Term	6,342	94	(351)
MS	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	29,670	614	9,245
UBS	Groupe Crit S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	48,375	902	7,700
UBS	Groupe Guillin	Receive	1-Month LIBOR EUR	9/20/2021	Term	73,415	4,227	(2,413)
MS	Guerbet S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	42,774	941	(439)
UBS	Guerbet S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	87,499	1,783	(8,987)
UBS	Gulf Keystone Petroleum Ltd.	Receive	1-Month LIBOR GBP	9/20/2021	Term	47,694	27,516	10,325
GS	GWA Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	368,862	75,857	6,300
GS	Halfords Group PLC	Receive	1-Month LIBOR GBP	6/28/2024	Term	5,334	1,793	(3,085)
MS	Halfords Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	243,303	120,133	(79,780)
UBS	Halfords Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	467,674	242,321	(131,212)
GS	Halliburton Co.	Pay	1-Month LIBOR USD	4/2/2029	Term	3,968,946	186,423	447,727
GS	Hansen Technologies Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	182,847	35,896	(4,260)
MS	Hays PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	296,096	231,366	(46,810)
UBS	Hays PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	629,094	520,082	(45,874)
GS	HCA Healthcare, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,934,392	15,992	17,721
MS	Hikma Pharmaceuticals PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	177,644	13,580	73,929

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
UBS	Hill & Smith Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	$180,265	18,533	$(6,507)
UBS	Hochschild Mining PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	54,209	40,938	29,660
GS	Home Depot, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,478,600	12,000	(249,239)
MS	Hotel Chocolat Group Ltd.	Receive	1-Month LIBOR GBP	3/18/2026	Term	1,732	602	131
GS	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	6/28/2024	Term	1,334	353	387
MS	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	231,288	56,009	27,743
UBS	Howden Joinery Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	205,018	52,501	43,068
MS	ID Logistics Group	Receive	1-Month LIBOR EUR	3/18/2026	Term	17,675	130	923
GS	IDP Education Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	17,223	1,232	5,934
UBS	IG Group Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	199,558	44,734	(2,674)
GS	Iluka Resources Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	450,090	39,871	(8,894)
MS	Inchcape PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	323,901	68,533	21,994
UBS	Inchcape PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	486,136	102,711	32,147
UBS	Indivior PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	73,733	158,111	6,831
GS	Inghams Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,111,895	201,274	(18,707)
MS	Inmarsat PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	4,960	1,400	3,071
UBS	Inmarsat PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	22,275	6,945	18,684
GS	Interparfums S.A.	Receive	1-Month LIBOR EUR	6/28/2024	Term	2,819	123	2,112
MS	Interparfums S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	116,984	3,074	(4,930)
UBS	Interparfums S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	283,678	8,281	22,485
GS	IPH Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	153,156	15,205	26,878
MS	Ipsos S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	149,298	6,934	11,931
UBS	Ipsos S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	101,353	5,210	22,063
UBS	IWG PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	47,897	14,186	1,085
MS	J.D. Wetherspoon PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	47,439	4,389	13,894
UBS	J.D. Wetherspoon PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	6,637	615	1,974
MS	Jacquet Metal Service S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	7,019	472	342
UBS	Jacquet Metal Service S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	148,169	10,165	9,102
GS	JB Hi-Fi Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,413,402	41,537	315,408
MS	JD Sports Fashion PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	432,850	107,166	161,843

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
UBS	JD Sports Fashion PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	$127,779	27,201	$14,759
UBS	John Laing Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	35,467	14,096	9,013
UBS	John Menzies PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	2,434	587	(685)
MS	Jpj Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	25,944	4,690	(971)
UBS	Jpj Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	81,922	14,390	(6,364)
UBS	Jupiter Fund Management PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	228,200	83,846	37,026
GS	Kainos Group PLC	Receive	1-Month LIBOR GBP	6/28/2024	Term	1,107	524	1,586
MS	Kainos Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	15,143	3,543	(1,082)
MS	Kaufman & Broad S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	137,754	4,524	16,374
UBS	Kaufman & Broad S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	331,660	10,328	13,219
MS	Keller Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	34,511	6,654	4,270
UBS	Keller Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	151,072	32,302	43,959
GS	Kogan.com Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	226,510	47,821	99,351
UBS	Korian	Receive	1-Month LIBOR EUR	9/20/2021	Term	246,631	7,545	3,801
UBS	Lagardere SCA	Receive	1-Month LIBOR EUR	9/20/2021	Term	1,094,187	52,116	(154,474)
UBS	Latecoere	Receive	1-Month LIBOR EUR	9/20/2021	Term	98,533	29,449	4,618
UBS	Lisi	Receive	1-Month LIBOR EUR	9/20/2021	Term	41,883	1,745	(3,705)
MS	LNA Sante S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	8,527	200	248
UBS	LNA Sante S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	64,253	1,530	3,096
GS	Lovisa Holdings Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	33,157	2,447	5,712
UBS	LXI Reit PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	10,313	10,631	1,590
MS	M6 Metropole Television	Receive	1-Month LIBOR EUR	3/18/2026	Term	118,264	7,667	(4,180)
UBS	M6 Metropole Television	Receive	1-Month LIBOR EUR	9/20/2021	Term	408,145	28,904	24,537
GS	Magellan Financial Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	360,557	6,731	70,945
UBS	Maisons Du Monde S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	156,286	10,326	(415)
UBS	Man Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	148,926	133,798	62,172
UBS	Manitou BF S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	15,805	899	(418)
GS	Marshalls PLC	Receive	1-Month LIBOR GBP	6/28/2024	Term	22,856	7,131	28,961
MS	Marshalls PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	166,383	33,907	43,504
UBS	Marston’s PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	1,953	2,512	1,056

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
UBS	Maurel & Prom	Receive	1-Month LIBOR EUR	9/20/2021	Term	$15,187	5,864	$442
UBS	Mccarthy & Stone PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	106,649	96,182	(660)
GS	McMillan Shakespeare Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	372,002	17,332	23,746
UBS	Mersen	Receive	1-Month LIBOR EUR	9/20/2021	Term	29,517	1,103	2,782
GS	Metcash Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,122,365	278,013	51,687
UBS	Mitchells & Butlers PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	15,340	7,112	7,285
UBS	Mitie Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	48,918	37,204	(6,098)
GS	Monadelphous Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	121,510	4,993	(1,617)
MS	Moneysupermarket.com Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	42,678	14,415	5,230
UBS	Moneysupermarket.com Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	302,737	114,086	84,664
GS	Myer Holdings Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	277,831	283,495	(26,457)
GS	Nanosonics Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,930	459	1,174
UBS	National Express Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	90,519	27,160	10,085
MS	Neopost S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	151,988	7,390	(29,897)
UBS	Neopost S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	269,165	13,546	(43,722)
GS	Netwealth Group Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	210,428	18,766	1,818
GS	New Hope Corp Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	791,746	159,723	(111,280)
GS	New Relic, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,359,540	14,000	569,616
GS	New Residential Investment Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	304,627	18,340	40,496
MS	Nexans S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	9,374	365	485
UBS	Nexans S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	267,378	10,997	32,755
UBS	Nexity	Receive	1-Month LIBOR EUR	9/20/2021	Term	130,045	3,345	5,706
GS	NIB Holdings Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	565,944	69,926	91,336
GS	Nine Entertainment Co., Holdings	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	32,401	14,480	5,121
GS	Northern Star Resources Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	38,936	3,593	11,045
GS	Northrop Grumman Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	544,940	1,797	(112,752)
GS	NRW Holdings Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	435,154	115,344	(9,959)
UBS	Numis Corporation PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	6,187	3,325	447
GS	Occidental Petroleum Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	459,678	11,861	(55,362)
UBS	Oeneo S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	7,712	894	1,460

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
GS	OFX Group Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	$107,524	47,827	$(4,419)
GS	PACCAR, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	347,614	5,054	16,556
UBS	Pagegroup PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	336,904	93,941	(20,436)
GS	Pendal Group Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	353,348	32,245	(13,808)
GS	Perpetual Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	63,044	1,179	(370)
UBS	Petrofac Ltd.	Receive	1-Month LIBOR GBP	9/20/2021	Term	6,915	2,210	1,465
UBS	Pets at Home Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	259,630	226,481	266,393
GS	Platinum Asset Management	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	933,139	132,440	(63,229)
UBS	Playtech PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	246,326	74,370	(23,454)
GS	Plus500 Ltd.	Pay	1-Month LIBOR GBP	6/28/2024	Term	17,215	4,310	22,077
MS	Plus500 Ltd.	Receive	1-Month LIBOR GBP	3/18/2026	Term	79,271	11,848	(17,357)
UBS	Plus500 Ltd.	Receive	1-Month LIBOR GBP	9/20/2021	Term	312,078	55,086	6,922
GS	PNC Financial Services Group Inc/The	Pay	1-Month LIBOR USD	4/2/2029	Term	1,037,541	8,151	(19,988)
UBS	Polypipe Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	13,874	4,326	(602)
GS	PPL Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	3,691,192	124,032	(2,287)
UBS	Premier Foods PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	2,193	8,133	(31)
GS	Premier Investments Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	373,042	16,120	(6,576)
UBS	Premier Oil PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	241,425	338,206	(27,024)
GS	Pro Medicus Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	87,178	5,772	103,079
UBS	PZ Cussons PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	172,440	105,595	19,249
UBS	Quilter PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	13,014	13,813	2,399
UBS	Rathbone Brothers PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	35,900	1,985	692
GS	Raytheon Co.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,324,676	7,417	(43,431)
MS	Redcentric PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	37,470	61,813	3,844
MS	Redde PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	78,256	83,224	(9,196)
UBS	Redde PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	128,447	117,812	(35,869)
MS	Redrow PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	138,757	25,319	(26,871)
UBS	Redrow PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	638,996	132,838	(6,149)
UBS	Renewi PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	120,511	483,483	4,522
UBS	RHI Magnesita N.V.	Receive	1-Month LIBOR GBP	9/20/2021	Term	254,517	6,835	(5,236)
UBS	Rightmove PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	43,106	11,434	10,647

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
MS	Rotork PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	$50,270	20,753	$4,834
UBS	Rotork PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	164,217	65,882	6,793
UBS	Royal Mail PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	880,770	528,981	42,106
UBS	RPS Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	33,574	29,424	(381)
UBS	Rubis SCA	Receive	1-Month LIBOR EUR	9/20/2021	Term	38,661	848	2,324
UBS	RWS Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	19,393	3,898	(126)
MS	Saga PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	4,988	5,282	(4,722)
UBS	Saga PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	116,593	227,722	(57,800)
GS	Sandfire Resources Nl	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	315,906	31,601	(10,939)
GS	Saracen Mineral Holdings Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	81,935	26,076	26,050
UBS	Savills PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	161,615	21,839	(17,305)
UBS	Senior PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	36,682	23,193	3,839
UBS	Serco Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	46,488	45,177	11,051
GS	Service Stream Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	479,272	121,254	16,627
GS	SG Fleet Group Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	176,068	46,649	146
MS	SIG PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	329,502	267,609	(71,938)
UBS	SIG PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	290,895	290,061	19,782
GS	Sigma Healthcare Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	174,593	213,832	14,779
UBS	SMCP S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	87,908	7,154	(9,476)
UBS	Soco International PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	11,338	21,108	43
MS	Softcat PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	178,377	25,928	63,892
UBS	Softcat PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	54,273	10,081	48,291
UBS	Solocal Group	Receive	1-Month LIBOR EUR	9/20/2021	Term	289,757	435,169	(6,136)
UBS	Sopra Steria Group	Receive	1-Month LIBOR EUR	9/20/2021	Term	252,544	3,126	100,897
GS	Southern Cross Media Group Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	106,861	64,973	5,758
GS	Spark Infrastructure Group	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	15,224	4,379	(128)
UBS	Spie S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	216,655	15,458	24,248
UBS	Spire Healthcare Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	100,023	98,745	(20,063)
MS	Sports Direct International PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	176,133	74,302	(36,994)
UBS	Sports Direct International PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	316,437	146,751	(26,281)
GS	St. Barbara, Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	275,890	61,354	7,207
UBS	Stagecoach Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	63,528	56,709	(6,535)

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
GS	Stock Spirits Group PLC	Pay	1-Month LIBOR GBP	6/28/2024	Term	$1,257	950	$1,026
MS	Stock Spirits Group PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	52,034	27,705	2,870
UBS	Stock Spirits Group PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	8,865	4,976	1,344
GS	SunTrust Banks, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	6,181,030	103,000	(173,929)
GS	Super Retail Group Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	556,189	49,067	72,597
MS	SuperDry PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	46,811	10,402	(19,386)
UBS	SuperDry PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	531,489	119,817	(206,221)
MS	Synergie S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	6,114	237	14
UBS	Synergie S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	20,169	838	1,725
UBS	TalkTalk Telecom Group	Receive	1-Month LIBOR GBP	9/20/2021	Term	142,197	167,699	(2,493)
UBS	Tarkett	Receive	1-Month LIBOR EUR	9/20/2021	Term	459,348	31,999	(75,134)
UBS	Tate & Lyle PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	200,932	37,722	42,839
UBS	Technicolor	Receive	1-Month LIBOR EUR	9/20/2021	Term	59,487	78,411	(3,346)
GS	Technology One Ltd.	Pay	1-Month Bank Bill Swap Rate	6/28/2024	Term	194,740	20,629	17,121
UBS	Ted Baker PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	137,633	16,218	(22,054)
MS	Telecom Plus PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	35,106	2,855	(11,044)
UBS	Telecom Plus PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	242,807	22,666	(33,500)
UBS	Television Francaise	Receive	1-Month LIBOR EUR	9/20/2021	Term	234,413	30,230	(820)
UBS	Telford Homes PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	54,324	18,957	41
GS	Total System Services, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	3,035,997	24,577	(247,146)
UBS	TP ICAP PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	382,110	161,618	11,553
UBS	Travis Perkins PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	392,667	39,052	15,003
UBS	Trigano S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	99,557	1,428	17,435
UBS	Tullow Oil PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	25,652	14,967	(410)
UBS	Ultra Electronics Holdings PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	74,624	6,465	63,224
GS	Verizon Communications, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,566,720	26,952	(10,601)
UBS	Vesuvius PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	157,852	36,571	(23,992)
MS	Vicat S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	91,779	2,373	(3,952)
UBS	Vicat S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	54,508	1,435	(1,148)
GS	Victrex PLC	Pay	1-Month LIBOR GBP	6/28/2024	Term	16	1	4
MS	Victrex PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	97,523	5,213	(12,568)
UBS	Victrex PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	72,578	4,346	2,496
GS	Village Roadshow Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	233,632	58,935	3,257

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
UBS	Vilmorin & Cie	Receive	1-Month LIBOR EUR	9/20/2021	Term	$17,142	377	$(467)
MS	Virbac S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	56,408	539	31,687
UBS	Virbac S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	50,726	405	13,769
GS	Viva Energy Group Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	1,784,243	540,867	(94,980)
GS	WABCO Holdings, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	325,821	2,445	2,685
UBS	Watkins Jones PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	17,342	10,051	1,099
GS	Wells Fargo & Co.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,164,690	24,371	18,120
MS	WH Smith PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	71,328	4,040	(9,124)
UBS	WH Smith PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	80,099	5,377	11,240
MS	William Hill PLC	Receive	1-Month LIBOR GBP	3/18/2026	Term	281,239	215,331	68,369
UBS	William Hill PLC	Receive	1-Month LIBOR GBP	9/20/2021	Term	143,233	114,295	40,804
MS	Worldline S.A.	Receive	1-Month LIBOR EUR	3/18/2026	Term	163,440	3,567	48,620
UBS	Worldline S.A.	Receive	1-Month LIBOR EUR	9/20/2021	Term	222,777	5,327	98,514
GS	WPP Aunz Ltd.	Receive	1-Month Bank Bill Swap Rate	6/28/2024	Term	4,053	4,380	(261)
GS	Yum China Holdings, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	437,134	10,026	(16,331)

						$106,556,754		$5,048,760

(a)	The full legal name of “GS” is “Goldman Sachs International,” the full legal name of “MS” is “Morgan Stanley Capital Services LLC,” and the full legal name of “UBS” is “UBS Group AG.”
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 88.0%
Argentina - 0.0% (a)
Grupo Financiero Galicia S.A. - ADR	1,100	$11,924
Telecom Argentina S.A. - ADR (b)	3,300	29,502

		41,426

Belgium - 0.0% (a)
Titan Cement International S.A. (c)	3,177	64,945

Bermuda - 0.3%
Haier Electronics Group Co., Ltd.	436,000	1,134,432
Sihuan Pharmaceutical Holdings Group Ltd.	392,000	69,996

		1,204,428

Brazil - 1.8%
Ambev S.A.	189,400	861,242
Atacadao S.A.	51,700	278,788
Banco BTG Pactual S.A.	29,688	409,007
BB Seguridade Participacoes S.A.	16,800	133,110
CCR S.A.	8,500	33,355
Centrais Eletricas Brasileiras S.A.	5,700	63,800
Cia de Saneamento Basico do Estado de Sao Paulo	23,000	285,542
Cielo S.A.	13,200	24,417
Embraer S.A.	40,400	176,585
Equatorial Energia S.A.	1,600	37,004
Hypera S.A.	8,500	65,869
IRB Brasil Resseguros S.A.	2,100	53,730
JBS S.A.	73,900	532,701
Lojas Renner S.A.	5,830	71,267
M Dias Branco S.A.	8,800	76,121
Magazine Luiza S.A.	57,600	505,617
Natura Cosmeticos S.A.	5,900	94,748
Notre Dame Intermedica Participacoes S.A.	33,562	439,442
Petrobras Distribuidora S.A.	102,000	705,699
Petroleo Brasileiro S.A.	17,000	114,866
Porto Seguro S.A.	20,700	280,382
Raia Drogasil S.A.	7,900	176,524
Sul America S.A.	41,000	475,248
TIM Participacoes S.A.	74,100	220,636
Ultrapar Participacoes S.A.	150,200	598,841
WEG S.A.	30,400	163,856

		6,878,397

Cayman Islands - 4.1%
3SBio, Inc. (d) (Cost: $16,147; Original Acquisition Date: 10/31/2017)	9,000	13,867
58.com, Inc. - ADR (c)(b)	975	52,445
Autohome, Inc. - ADR (c)	3,300	287,628
Baidu, Inc. - ADR (c)	1,400	146,258
China Hongqiao Group Ltd.	515,500	337,951
China Medical System Holdings Ltd.	536,000	668,599
China Mengniu Dairy Co., Ltd.	226,000	896,459
China Resources Cement Holdings Ltd.	864,000	765,879
ENN Energy Holdings Ltd.	23,100	263,692
iQIYI, Inc. - ADR (c)(b)	4,600	84,134
JD.com, Inc. - ADR (c)	32,925	1,004,212
Kingboard Laminates Holdings Ltd.	257,500	203,296
Li Ning Co., Ltd.	255,500	754,403

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Cayman Islands - 4.1% (continued)
Logan Property Holdings Co Ltd.	42,000	$59,247
Momo, Inc. - ADR (b)	3,867	142,228
NetEase, Inc. - ADR (b)	3,700	943,500
New Oriental Education & Technology Group, Inc. - ADR (c)	6,798	770,893
Noah Holdings Ltd. - ADR (c)(b)	7,276	218,280
SINA Corp. (c)	18,856	776,301
Sino Biopharmaceutical Ltd.	856,500	1,273,760
Tal Education Group - ADR (c)(b)	7,077	252,154
Tencent Music Entertainment Group - ADR (c)(b)	87,869	1,168,658
Uni - President China Holdings Ltd.	550,000	611,002
Vipshop Holdings Ltd. - ADR (c)	293,800	2,459,106
Want Want China Holdings Ltd.	772,000	601,617
Weibo Corp. - ADR (c)	1,500	62,055
YY, Inc. - ADR (c)	7,647	437,026
Zhongsheng Group Holdings Ltd.	68,500	214,052

		15,468,702

Chile - 0.2%
Cia Cervecerias Unidas S.A. - ADR (b)	13,979	315,925
Enel Americas S.A. - ADR (b)	25,758	210,700
Enel Chile S.A. - ADR	12,598	53,542
Latam Airlines Group S.A. - ADR (b)	13,397	111,061
Sociedad Quimica y Minera de Chile S.A. - ADR	1,200	29,568

		720,796

China - 7.2%
Agricultural Bank of China Ltd.	1,695,000	652,888
Anhui Conch Cement Co., Ltd.	296,000	1,666,803
BAIC Motor Corp Ltd. (d) (Cost: $94,528; Original Acquisition Date: 12/18/2018)	181,000	102,038
Bank of China Ltd.	2,000	763
Bank of Communications Co., Ltd.	872,000	570,552
Beijing Capital International Airport Co., Ltd.	966,000	810,709
CGN Power Co., Ltd. (d) (Cost: $210,258; Original Acquisition Date: 10/31/2017)	816,000	215,438
China Coal Energy Co., Ltd.	2,111,000	837,357
China Merchants Bank Co., Ltd.	71,500	325,564
China National Building Material Co., Ltd.	850,000	728,534
China Petroleum & Chemical Corp.	636,000	372,333
China Railway Construction Corp. Ltd.	16,500	17,804
China Railway Group Ltd.	86,000	56,270
China Shenhua Energy Co., Ltd.	182,000	355,625
China Southern Airlines Co., Ltd.	22,000	12,374
China Tower Corp Ltd. (d) (Cost: $684,048; Original Acquisition Date: 10/25/2018)	3,334,000	761,168
China Vanke Co., Ltd.	177,100	612,138
CNOOC Ltd.	1,557,000	2,323,466
Datang International Power Generation Co., Ltd.	104,000	22,815
Fuyao Glass Industry Group Co., Ltd. (d) (Cost: $592,568; Original Acquisition Date: 7/26/2018)	179,200	510,831
GF Securities Co., Ltd.	336,600	345,598
Guangzhou Automobile Group Co., Ltd.	1,600	1,612
Haitong Securities Co., Ltd.	475,200	452,750
Huadian Power International Corp Ltd.	1,070,000	417,606
Huatai Securities Co., Ltd. (d) (Cost: $812,201; Original Acquisition Date: 10/18/2018)	490,000	713,714
Industrial & Commercial Bank of China Ltd.	3,876,000	2,447,095
Jiangsu Expressway Co., Ltd.	40,000	53,058
Metallurgical Corp of China Ltd.	389,000	86,826

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
China - 7.2% (continued)
PetroChina Co., Ltd.	526,000	$260,974
PICC Property & Casualty Co., Ltd.	875,000	1,003,297
Ping An Insurance Group Company of China Ltd.	330,500	3,789,596
Postal Savings Bank of China Co., Ltd. (d) (Cost: $974,487; Original Acquisition Date: 10/25/2018)	1,724,000	1,037,865
Sinopharm Group Co., Ltd.	100,000	361,589
Tong Ren Tang Technologies Co., Ltd.	627,000	680,548
Tsingtao Brewery Co., Ltd.	220,000	1,485,766
Weichai Power Co., Ltd.	153,000	234,172
WuXi AppTec Co., Ltd. (d) (Cost: $340,579; Original Acquisition Date: 05/06/2019)	42,980	481,856
Yanzhou Coal Mining Co., Ltd.	66,000	57,158
Yuzhou Properties Co., Ltd.	259,000	109,012
Zhaojin Mining Industry Co., Ltd. (b)	37,000	48,419
Zhejiang Expressway Co., Ltd.	284,000	237,621
Zhuzhou CRRC Times Electric Co., Ltd.	169,200	673,313
Zijin Mining Group Co., Ltd.	2,006,000	749,653
ZTE Corp.	182,000	452,656

		27,137,224

Colombia - 0.2%
Ecopetrol S.A. - ADR (b)	39,471	623,247
Grupo Aval Acciones y Valores S.A. - ADR	25,966	190,331

		813,578

Czech Republic - 0.0% (a)
CEZ AS	300	6,608
Moneta Money Bank AS (d) (Cost: $36,404; Original Acquisition Date: 8/7/2018)	10,876	35,176

		41,784

Egypt - 0.0% (a)
Commercial International Bank Egypt SAE	5,093	23,682

Greece - 0.2%
Alpha Bank AE (c)	144,380	258,490
Hellenic Telecommunications Organization S.A.	12,324	164,432
Jumbo S.A.	3,524	67,701
Motor Oil Hellas Corinth Refineries S.A.	7,463	182,416

		673,039

Hong Kong - 7.9%
Air China Ltd.	488,000	422,621
Aluminum Corp of China Ltd. (c)	358,000	105,020
ANTA Sports Products Ltd.	101,000	837,330
Beijing Enterprises Holdings Ltd.	13,000	61,929
BYD Electronic International Co Ltd.	465,000	559,276
China Agri-Industries Holdings Ltd.	35,000	9,866
China Aoyuan Group Ltd. (c)	36,000	42,426
China CITIC Bank Corp Ltd.	525,000	274,540
China Communications Services Corp Ltd.	132,000	73,910
China Everbright Bank Co Ltd.	682,000	284,442
China Longyuan Power Group Corp Ltd.	1,150,000	632,174
China Mobile Ltd.	374,000	3,098,222
China Oriental Group Co., Ltd.	1,464,000	578,848
China Overseas Land & Investment Ltd.	2,000	6,326
China Reinsurance Group Corp.	1,274,000	207,989
China Resources Beer Holdings Co., Ltd.	220,000	1,248,661
China Resources Gas Group Ltd.	136,000	672,160
China Resources Land Ltd.	34,000	138,335

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Hong Kong - 7.9% (continued)
China Resources Pharmaceutical Group Ltd. (d) (Cost: $1,141,742; Original Acquisition Date: 10/18/2018)	835,500	$863,164
China Resources Power Holdings Co., Ltd.	76,000	100,424
China Taiping Insurance Holdings Co., Ltd.	298,600	672,577
China Telecom Corp. Ltd.	3,614,000	1,617,920
China Unicom Hong Kong Ltd.	2,692,000	2,681,562
CITIC Securities Co., Ltd.	418,000	748,523
Country Garden Holdings Co., Ltd.	58,000	72,127
Country Garden Services Holdings Co., Ltd.	60,586	175,412
CRRC Corp., Ltd.	83,000	57,060
CSPC Pharmaceutical Group Ltd.	336,000	671,966
Dali Foods Group Co., Ltd. (d) (Cost: $450,194; Original Acquisition Date: 10/18/2018)	641,500	427,099
Geely Automobile Holdings Ltd.	588,000	908,954
Greentown Service Group Co., Ltd.	68,000	62,186
Guangdong Investment Ltd.	132,000	278,129
Guotai Junan Securities Co., Ltd. (d) (Cost: $1,058,794; Original Acquisition Date: 10/18/2018)	518,200	738,926
Haitian International Holdings Ltd.	91,000	171,313
Hengan International Group Co., Ltd.	9,500	62,522
Hua Hong Semiconductor Ltd. (d) (Cost: $117,915; Original Acquisition Date: 10/18/2018)	69,000	115,463
Huaneng Renewables Corp Ltd.	618,000	171,045
Kingdee International Software Group Co., Ltd.	94,000	85,123
Kunlun Energy Co., Ltd.	1,024,000	892,036
Lee & Man Paper Manufacturing Ltd.	699,000	369,988
Lenovo Group Ltd.	1,452,000	955,604
Longfor Group Holdings Ltd. (d) (Cost: $490,138; Original Acquisition Date: 8/15/2018)	148,500	529,383
New China Life Insurance Co., Ltd.	52,600	207,639
Nexteer Automotive Group Ltd.	345,000	267,977
Shandong Weigao Group Medical Polymer Co., Ltd.	100,000	103,183
Shanghai Pharmaceuticals Holding Co., Ltd.	623,700	1,177,333
Shenzhou International Group Holdings Ltd.	40,800	554,206
Shui On Land Ltd.	2,946,000	612,466
Sinotrans Ltd.	280,000	90,353
Sinotruk Hong Kong Ltd.	636,500	982,303
Sun Art Retail Group Ltd.	1,130,000	1,099,676
Sunac China Holdings Ltd.	28,000	112,137
Tingyi Cayman Islands Holding Corp.	804,000	1,107,495
TravelSky Technology Ltd.	306,000	614,311
Yuexiu Property Co., Ltd.	912,000	196,582

		29,808,242

Hungary - 0.2%
MOL Hungarian Oil & Gas Plc	52,761	516,070
Richter Gedeon Nyrt	17,097	285,052

		801,122

India - 1.3%
Axis Bank Ltd.	697	32,097
Dr Reddy’s Laboratories Ltd. - ADR	14,623	522,772
ICICI Bank Ltd. - ADR (b)	11,400	128,022
Infosys Ltd. - ADR	220,800	2,536,992
Reliance Industries Ltd. (d) (Cost: $423,357; Original Acquisition Date: 12/19/2018)	12,553.00	435,589
Tata Motors Ltd. - ADR	6,094	50,093
Tata Steel Ltd.	648	3,097

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
India - 1.2% (continued)
Vedanta Ltd. - ADR	52,500	$412,650
Wipro Ltd. - ADR (b)	242,683	927,049

		5,048,361

Indonesia - 0.0% (a)
Telekomunikasi Indonesia Persero Tbk PT - ADR	4,900	153,958

Luxembourg - 0.1%
Globant S.A. (c)	1,700	161,381
Reinet Investments SCA	3,949	65,975

		227,356

Mexico - 1.4%
Alfa SAB de CV	319,318	273,567
Alsea SAB de CV	78,900	168,496
America Movil S.A.B de CV	908,997	664,915
Arca Continental S.A.B de CV	46,814	244,867
Cemex SAB de CV	3,900	1,458
Coca-Cola Femsa SAB de CV	150,158	890,691
El Puerto de Liverpool SAB de CV	25,030	129,837
Fomento Economico Mexicano SAB de CV	89,008	814,114
Gruma SAB de CV	19,040	177,304
Grupo Aeroportuario del Pacifico SAB de CV	1,500	14,259
Grupo Aeroportuario del Sureste SAB de CV	8,900	131,061
Grupo Bimbo SAB de CV	160,630	280,440
Grupo Carso SAB de CV	21,021	60,656
Grupo Financiero Banorte SAB de CV	1,100	5,935
Grupo Mexico SAB de CV	52,294	120,419
Kimberly-Clark de Mexico SAB de CV	38,100	78,133
Megacable Holdings SAB de CV	28,947	118,437
Mexichem SAB de CV	116,206	212,797
Wal-Mart de Mexico SAB de CV	286,200	811,982

		5,199,368

Peru - 0.1%
Cia de Minas Buenaventura SAA - ADR	22,800	347,472

Poland - 0.6%
Bank Millennium S.A. (c)	8,200	13,729
Cyfrowy Polsat S.A.	31,577	230,828
Dino Polska S.A. (d) (Cost: $285,634; Original Acquisition Date: 07/27/2018)	10,953	423,169
Grupa Lotos S.A.	28,716	621,230
Jastrzebska Spolka Weglowa S.A.	34,529	257,785
LPP S.A.	30	55,993
mBank S.A. (c)	125	10,130
Orange Polska S.A. (c)	35,529	56,897
Polski Koncern Naftowy ORLEN S.A.	18,096	412,028
Powszechna Kasa Oszczednosci Bank Polski S.A.	12,587	123,788
Powszechny Zaklad Ubezpieczen S.A.	12,218	114,757

		2,320,334

Republic of Korea - 9.9%
Amorepacific Corp.	2,657	285,168
AMOREPACIFIC Group	9,466	461,089
BGF retail Co Ltd.	2,583	433,965
Cheil Worldwide, Inc.	22,919	499,535
CJ ENM Co., Ltd.	540	71,732
Daelim Industrial Co, Ltd.	8,750	705,779
Daewoo Engineering & Construction Co., Ltd. (c)	559	1,929

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Republic of Korea - 9.9% (continued)
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (c)	15,190	$342,363
DB Insurance Co., Ltd.	10,574	418,159
Dongsuh Cos, Inc.	200	2,972
Doosan Bobcat, Inc.	18,849	557,884
E - MART, Inc.	1,704	163,190
Fila Korea Ltd.	6,413	302,847
GS Engineering & Construction Corp.	17,528	468,860
GS Holdings Corp.	10,588	419,586
GS Retail Co., Ltd.	16,879	539,292
Hankook Tire & Technology Co., Ltd.	22,584	543,508
Hanon Systems	16,422	157,271
Hanwha Corp.	14,914	301,666
Hotel Shilla Co., Ltd.	6,858	446,159
Hyundai Department Store Co., Ltd.	7,673	494,113
Hyundai Development Co., Ltd.	7,335	217,098
Hyundai Engineering & Construction Co., Ltd.	6,044	206,332
Hyundai Glovis Co., Ltd.	4,378	578,312
Hyundai Marine & Fire Insurance Co., Ltd.	26,642	525,692
Hyundai Mobis Co., Ltd.	6,225	1,277,121
Hyundai Motor Co.	666	70,655
Hyundai Steel Co.	3,212	98,912
Kakao Corp.	1,620	179,889
Kangwon Land, Inc.	16,742	390,474
KB Financial Group, Inc.	1,328	43,527
KCC Corp.	1,159	215,773
Kia Motors Corp.	41,172	1,485,421
Korea Aerospace Industries Ltd.	5,196	168,588
Korea Zinc Co., Ltd.	2,652	952,421
Korean Air Lines Co., Ltd.	6,015	110,244
KT&G Corp.	5,173	435,621
Kumho Petrochemical Co., Ltd.	6,204	360,075
LG Corp.	1,996	117,329
LG Electronics, Inc.	16,451	832,567
LG Household & Health Care Ltd.	563	548,010
LG Uplus Corp.	84,656	922,567
Lotte Corp. (c)	152	4,185
Lotte Shopping Co., Ltd.	2,939	329,993
NCSoft Corp.	1,368	606,494
Netmarble Corp. (d) (Cost: $14,296; Original Acquisition Date: 8/07/2019)	196	15,243
OCI Co., Ltd.	3,094	169,611
Orion Corp/Republic of Korea	4,189	311,603
Ottogi Corp.	123	57,984
Pan Ocean Co., Ltd. (c)	32,522	130,491
Pearl Abyss Corp. (c)	942	151,420
POSCO	5,321	926,919
Posco International Corp.	13,719	207,838
S - 1 Corp.	5,554	463,120
Samsung C&T Corp.	7,955	567,440
Samsung Electro-Mechanics Co., Ltd.	1,819	133,806
Samsung Electronics Co., Ltd.	292,450	10,623,571
Samsung Engineering Co., Ltd. (c)	45,503	582,288
Samsung Fire & Marine Insurance Co., Ltd.	3,506	662,847
Samsung Life Insurance Co., Ltd.	6,793	382,483
Samsung SDS Co., Ltd.	3,498	566,034
SK Holdings Co., Ltd.	430	71,001
SK Hynix, Inc.	25,005	1,597,843

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Republic of Korea - 9.9% (continued)
SK Innovation Co., Ltd.	270	$36,780
SK Telecom Co., Ltd.	4,104	811,482
Woongjin Coway Co., Ltd.	4,364	303,363
Yuhan Corp.	1,476	279,663

		37,347,197

Russian Federation - 5.6%
Gazprom PJSC	611,570	4,219,833
LUKOIL PJSC - ADR	12,500	1,011,000
Magnit PJSC	91,310	1,205,749
Magnitogorsk Iron & Steel Works PJSC	11,505	93,766
MMC Norilsk Nickel PJSC - ADR	19,964	487,521
MMC Norilsk Nickel PJSC	96,581	2,342,089
Mobile TeleSystems PJSC - ADR	15,820	127,034
Novatek PJSC	491	95,205
Novolipetsk Steel PJSC	87,024	1,933,673
Rosneft Oil Co PJSC	674,691	4,111,567
Sberbank of Russia PJSC - ADR (b)	28,269	388,133
Sberbank of Russia PJSC	27,884.00	382,150
Severstal PJSC	119,429	1,785,464
Tatneft PJSC	37,101	2,466,474
VTB Bank PJSC	485,644	562,376

		21,212,034

South Africa - 2.7%
Absa Group Ltd.	7,843	79,465
Anglo American Platinum Ltd.	9,504	583,156
AngloGold Ashanti Ltd.	33,718	769,421
Bid Corp. Ltd.	24,280	520,214
Capitec Bank Holdings Ltd.	2,108	152,158
Clicks Group Ltd.	24,042	315,409
FirstRand Ltd.	102,999	407,345
Gold Fields Ltd.	27,172	162,759
Investec Ltd.	3,100	16,368
Kumba Iron Ore Ltd. (b)	36,660	949,758
Liberty Holdings Ltd.	2,538	18,343
Mr Price Group Ltd.	33,194	375,712
MTN Group Ltd.	27,764	187,775
MultiChoice Group (c)	36,793	322,893
Nedbank Group Ltd.	955	14,229
Netcare Ltd.	86,846	93,323
Old Mutual Ltd.	426,678	511,662
Pick n Pay Stores Ltd.	119,103	453,838
Rand Merchant Investment Holdings Ltd.	162	316
RMB Holdings Ltd.	41,808	196,930
Sanlam Ltd.	40,878	196,053
Shoprite Holdings Ltd.	52,887	393,948
Standard Bank Group Ltd.	99,742	1,165,572
Telkom SA SOC Ltd.	75,673	397,154
The Bidvest Group Ltd.	23,904	281,608
The Foschini Group Ltd.	29,016	287,888
The SPAR Group Ltd.	36,400	417,135
Tiger Brands Ltd.	3,822	52,641
Truworths International Ltd.	126,072	437,756
Vodacom Group Ltd.	24,774	188,295
Woolworths Holdings Ltd.	67,777	246,555

		10,195,679

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Taiwan, Province of China - 6.0%
Acer, Inc.	259,000	$141,827
Advantech Co., Ltd.	56,000	476,027
ASE Technology Holding Co., Ltd.	23,000	52,283
Asia Cement Corp.	71,000	97,198
Asustek Computer, Inc.	50,000	324,737
Catcher Technology Co., Ltd.	53,000	372,063
Chang Hwa Commercial Bank Ltd.	375,360	241,397
Chicony Electronics Co., Ltd.	123,000	345,387
China Airlines Ltd.	326,000	95,901
China Development Financial Holding Corp.	728,000	210,682
China Steel Corp.	567,000	417,894
Chunghwa Telecom Co., Ltd.	336,000	1,165,998
Compal Electronics, Inc.	26,000	14,858
CTBC Financial Holding Co., Ltd.	45,000	29,155
Delta Electronics, Inc.	76,000	354,473
E.Sun Financial Holding Co., Ltd.	3,213	2,583
Eclat Textile Co., Ltd.	19,000	232,283
Eva Airways Corp.	818,000	368,504
Evergreen Marine Corp Taiwan Ltd.	44,000	18,001
Far EasTone Telecommunications Co., Ltd.	188,000	438,128
Feng TAY Enterprise Co., Ltd.	36,000	234,384
Formosa Chemicals & Fibre Corp.	222,000	622,674
Formosa Petrochemical Corp.	231,000	714,842
Formosa Plastics Corp.	20,000	59,917
Formosa Taffeta Co., Ltd.	81,000	87,808
Foxconn Technology Co., Ltd.	267,000	538,930
Giant Manufacturing Co., Ltd.	38,000	264,343
Globalwafers Co., Ltd.	28,000	256,734
Highwealth Construction Corp.	53,000	83,524
Hon Hai Precision Industry Co., Ltd.	358,000	845,705
Hua Nan Financial Holdings Co., Ltd.	363,802	231,068
Inventec Corp.	167,000	114,311
Lite-On Technology Corp.	529,000	842,089
MediaTek, Inc.	65,000	760,506
Mega Financial Holding Co., Ltd.	457,000	418,298
Micro-Star International Co., Ltd.	120,000	320,153
Nan Ya Plastics Corp.	75,000	164,279
Nanya Technology Corp.	307,000	688,087
Nien Made Enterprise Co., Ltd.	55,000	481,534
Novatek Microelectronics Corp.	62,000	367,144
Pegatron Corp.	32,000	53,384
Phison Electronics Corp.	35,000	321,474
Pou Chen Corp.	266,000	331,971
Powertech Technology, Inc.	96,000	229,532
President Chain Store Corp.	50,000	464,820
Quanta Computer, Inc.	131,000	235,642
Realtek Semiconductor Corp.	132,000	903,534
Ruentex Development Co., Ltd.	30,000	40,640
SinoPac Financial Holdings Co., Ltd.	578,000	218,061
Standard Foods Corp.	238,000	471,302
Synnex Technology International Corp.	99,000	116,619
Taiwan Business Bank	1,726,200	675,971
Taiwan Cement Corp.	69,213	84,726
Taiwan Mobile Co., Ltd.	156,000	556,256
Taiwan Semiconductor Manufacturing Co., Ltd.	111,000	915,282

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Taiwan, Province of China - 6.0% (continued)
Teco Electric and Machinery Co., Ltd.	1,000	$793
Uni-President Enterprises Corp.	305,000	743,808
United Microelectronics Corp.	596,000	255,212
Vanguard International Semiconductor Corp.	80,000	163,005
Walsin Technology Corp.	79,000	397,389
Winbond Electronics Corp.	26,000	14,113
Wistron Corp.	860,480	682,138
WPG Holdings Ltd.	293,000	370,798
Yageo Corp. (c)	24,000	173,448
Zhen Ding Technology Holding Ltd.	188,000	694,301

		22,609,928

Thailand - 1.8%
Advanced Info Service PCL	22,500	170,742
Airports of Thailand PCL	31,500	74,184
Bangkok Bank PCL	47,300	265,335
Bumrungrad Hospital PCL	51,700	234,212
CP ALL PCL	180,400	495,661
Glow Energy PCL	18,300	53,722
Home Product Center PCL	719,800	423,793
Kasikornbank PCL - NVDR	135,198	707,553
Kasikornbank PCL	134,200	702,330
Krung Thai Bank PCL	807,600	454,353
Land & Houses PCL	367,200	129,717
PTT Exploration & Production PCL	76,800	312,752
PTT Global Chemical PCL	260,495	453,720
PTT PCL	509,710	737,744
Ratch Group PCL	44,200	106,262
Robinson PCL	229,300	481,888
The Siam Cement PCL	2,800	38,100
The Siam Commercial Bank PCL	102,700	414,865
Thai Oil PCL	24,400	54,071
Thai Union Group PCL	464,100	264,137
TMB Bank PCL	1,543,700	78,769

		6,653,910

Turkey - 0.6%
Akbank T.A.S. (c)	118,877	141,596
Anadolu Efes Biracilik Ve Malt Sanayii AS	32,618	143,202
Arcelik AS (c)	41,255	121,007
BIM Birlesik Magazalar AS	53,440.00	431,262
Eregli Demir ve Celik Fabrikalari TAS	200,780.00	220,887
Ford Otomotiv Sanayi AS	14,220.00	143,384
KOC Holding AS	148,191.00	444,840
TAV Havalimanlari Holding AS	16,854.00	68,266
Tupras Turkiye Petrol Rafinerileri AS	14,542.00	314,476
Turkcell Iletisim Hizmetleri AS	70,012.00	155,368
Turkiye Garanti Bankasi AS (c)	21,421.00	32,721
Turkiye Is Bankasi AS (c)	213,651.00	202,045

		2,419,054

United Kingdom - 1.7%
LUKOIL PJSC	74,186.00	5,960,103
PhosAgro PJSC	22,448.00	290,028

		6,250,131

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
United States - 34.1%
AAC Technologies Holdings, Inc.	12,000.00	$51,885
Alphabet, Inc. - Class A (c)(e)	8,880.00	10,571,906
Altria Group, Inc. (e)	176,295.00	7,711,143
Amgen, Inc.	16,000.00	3,337,920
Cisco System, Inc. (b)(e)	57,500.00	2,691,575
Citigroup, Inc.	108,843.00	7,004,047
Clorox Co. (b)	18,285.00	2,891,956
ConocoPhillips	99,000.00	5,165,820
Corning, Inc.	67,160.00	1,870,406
Corteva, Inc. (c)(e)	48,332.00	1,417,094
DuPont de Nemours, Inc. (e)	48,332.00	3,283,193
Fidelity National Information Services, Inc.	33,433.00	4,554,243
Fifth Third Bancorp	100,000.00	2,645,000
HCA Healthcare, Inc.	37,358.00	4,490,432
Home Depot, Inc.	28,000.00	6,381,480
Northrop Grumman Corp. (b)	4,198.00	1,544,318
Occidental Petroleum Corp. (e)	27,708.00	1,204,744
Oracle Corp. (e)	33,341.00	1,735,733
PACCAR, Inc.	27,650.00	1,812,734
Pitney Bowes, Inc. (b)	210,000.00	747,600
PPL Corp. (e)	93,604.00	2,765,998
Raytheon Co. (e)	40,583.00	7,520,842
Spirit AeroSystems Holdings, Inc.	27,650.00	2,228,590
State Bank of India (c)	1,472.00	57,408
The PNC Financial Services Group Inc.	44,596.00	5,749,762
Verizon Communications, Inc.	62,963.00	3,661,928
WABCO Holdings, Inc.	13,379.00	1,786,230
Walgreens Boots Alliance, Inc.	59,500.00	3,045,805
Walt Disney Co.	43,000.00	5,902,180
Wells Fargo & Co.	133,344.00	6,209,830
Xerox Holdings Corp. (c)	50,000.00	1,449,500
Yum China Holdings, Inc.	88,655.00	4,027,597
Zoetis, Inc. (b)(e)	98,000.00	12,389,160

		127,908,059

TOTAL COMMON STOCKS (Cost $331,648,923)		331,570,206

PREFERRED STOCKS - 1.4%
Brazil - 0.8%
Braskem S.A. (c)	33,200	227,694
Centrais Eletricas Brasileiras S.A. - Preferred	25,100	286,883
Cia Brasileira de Distribuicao	17,700	374,559
Cia Energetica de Minas Gerais	22,900	82,066
Gerdau S.A.	156,600	482,544
Itau Unibanco Holding S.A.	73,100	600,193
Lojas Americanas S.A.	5,400	24,464
Petroleo Brasileiro S.A. - Preferred	72,200	443,033
Telefonica Brasil S.A.	34,200	443,089

		2,964,525

Republic of Korea - 0.6%
Amorepacific Corp. - Preferred	6,671	397,644
Hyundai Motor Co. - 2nd Preferred	3,453	246,307
Hyundai Motor Co. - Preferred	5,131	321,945

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

	SHARES	FAIR VALUE
Republic of Korea - 0.6% (continued)
LG Household & Health Care Ltd. - Preferred	1,347	$807,366
Samsung Electronics Co., Ltd. - Preferred	20,107	611,718

		2,384,980

TOTAL PREFERRED STOCKS (Cost $5,808,359)		5,349,505

REAL ESTATE INVESTMENT TRUSTS - 8.4%
United States - 8.4%
Federal Realty Investment Trust	16,370	2,115,168
New Residential Investment Corp.	100,342	1,411,812
Prologis, Inc.	55,000	4,599,100
Realty Income Corp.	35,231	2,600,400
Ventas, Inc. (e)	107,000	7,852,730
Welltower, Inc. (e)	146,000	13,075,760

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $28,903,017)		31,654,970

RIGHTS 0.0%
Taiwan, Province of China 0.0%
WPG Holdings Ltd. - Rights (f)	27,920	0

TOTAL RIGHTS (Cost $0)		0

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 0.0% (a)
Fidelity Investments Money Market Funds - Government Portfolio, 2.00% (g)	20,047	20,047
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.99% (g)	20,047	20,047
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.95% (g)	20,047	20,047
Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.99% (g)	20,047	20,047
Short-Term Investments Trust - Government & Agency Portfolio, 2.02% (g)	20,047	20,047

		100,235

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 1.7%
1.722%, 06/18/2020 (h)	$4,000,000	3,944,223
2.027%, 10/08/2019 (h)	2,300,000	2,295,245

		6,239,468

TOTAL SHORT-TERM INVESTMENTS (Cost $6,339,703)		6,339,703

	SHARES	FAIR VALUE
INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 2.1%
BlackRock Liquidity Funds FedFund Portfolio, 2.02% (g)	794,180	794,180
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, 2.20% (g)	7,145,801	7,149,162

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $7,943,342)		7,943,342

TOTAL INVESTMENTS (Cost $380,643,344) - 101.6%		382,857,726

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%		(5,990,264)

TOTAL NET ASSETS - 100.0%		$376,867,462

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Rounds to zero.
(b)	This security or a portion of this security was out on loan as of August 31, 2019. Total loaned securities had a market value of $7,786,925 as of August 31, 2019.
(c)	Non-income producing security.
(d)

Although security is restricted as to resale, the Portfolio’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at August 31, 2019 was $7,419,989, which represents 2.0% of net assets.

(e)	This security or a portion of this security was held as collateral for derivative contracts as of August 31, 2019.
(f)	Value determined using significant unobservable inputs.
(g)	Rate shown is the 7-day effective yield.
(h)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL VALUE	VALUE/ UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
Mini MSCI Emerging Markets Index, September 2019 Settlement	1,920	$94,464,000	$(2,258,432)

TOTAL FUTURES CONTRACTS PURCHASED		$94,464,000	$(2,258,432)

The accompanying footnotes are an integral part of these Schedules of Investments.

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Total Return Swaps

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
GS	Acer Inc.	Receive	1-Month LIBOR USD	6/28/2024	Term	$121,723	249,000	$12,712
GS	Advanced Petrochemicals Co.	Receive	1-Month SAIBOR	6/28/2024	Term	200,934	13,390	2,249
UBS	AirAsia Group Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	277,682	477,200	5,218
GS	Al Rajhi Bank	Receive	1-Month SAIBOR	6/28/2024	Term	113,709	6,572	(1,542)
GS	Alphabet, Inc. - Class A	Pay	1-Month LIBOR USD	4/2/2029	Term	10,705,195	8,880	247,933
GS	Altria Group, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	8,649,033	176,295	850,345
GS	Amgen, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,919,520	16,000	(437,236)
UBS	AMMB Holdings Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	147,683	141,700	(3,721)
GS	Amorepacific Corp. - Preferred	Receive	1-Month LIBOR USD	6/28/2024	Term	116,689	1,348	(38,265)
GS	ASE Technology Holding Co., Ltd.	Receive	1-Month LIBOR USD	6/28/2024	Term	970	500	177
GS	Asustek Computer Inc.	Receive	1-Month LIBOR USD	6/28/2024	Term	103,300	15,000	(5,377)
UBS	Atacadao Distribuicao Comercio E Industria Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	339	100	200
GS	Atacadao Distribuicao Comercio E Industria Ltd.	Receive	1-Month LIBOR USD	6/28/2024	Term	528,850	113,266	76,410
GS	B3 Sa-Brasil Bolsa Balcao	Receive	1-Month LIBOR USD	6/28/2024	Term	68,245	9,828	38,042
GS	Banco Santander Brasil	Receive	1-Month LIBOR USD	6/28/2024	Term	38,635	4,704	11,233
GS	Bank Albilad	Receive	1-Month LIBOR USD	6/28/2024	Term	170,245	27,521	22,455
GS	Banque Saudi Fransi	Receive	1-Month LIBOR USD	6/28/2024	Term	150,810	13,490	(22,633)
GS	BGF Retail Co., Ltd.	Receive	1-Month LIBOR USD	6/28/2024	Term	143,596	928	10,388
GS	Braskem S.A. - Preferred A	Receive	1-Month LIBOR USD	6/28/2024	Term	240,749	19,692	(110,287)
UBS	British American Tobacco Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	404,109	47,700	(177,426)
GS	Bupa Arabia For Cooperative	Receive	1-Month SAIBOR	6/28/2024	Term	266,097	11,085	43,231
GS	CCR S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	6,457	2,858	5,034
GS	Centrais Eletricas Brasilier	Receive	1-Month LIBOR USD	6/28/2024	Term	125,171	19,900	96,913
GS	Centrais Eletricas Brasilier - Preferred B	Receive	1-Month LIBOR USD	6/28/2024	Term	254,589	33,346	129,601
GS	Chang Hwa Commercial Bank	Receive	1-Month LIBOR USD	6/28/2024	Term	383,454	753,620	99,547
GS	Cheil Worldwide Inc.	Receive	1-Month LIBOR USD	6/28/2024	Term	264,424	15,495	75,840
GS	Chicony Electronics Co., Ltd.	Receive	1-Month LIBOR USD	6/28/2024	Term	182,104	93,805	85,947
UBS	Cia Brasileira de Distribuicao - Preferred	Receive	1-Month LIBOR USD	9/20/2021	Term	10,703	500	(255)
GS	Cia Brasileira de Distribuicao - Preferred	Receive	1-Month LIBOR USD	6/28/2024	Term	389,299	18,641	446

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
GS	Cia Energetica Minas Ger - Preferred	Receive	1-Month LIBOR USD	6/28/2024	Term	$167,876	50,123	$14,122
GS	Cia Saneamento Basico de Sao Paulo	Receive	1-Month LIBOR USD	6/28/2024	Term	182,592	20,373	72,542
GS	Cia Siderurgica Nacional S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	53,700	22,265	25,855
GS	Cisco Systems, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	3,237,825	57,500	556,694
GS	Citigroup, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	7,622,275	108,843	595,893
GS	Clorox Co.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,812,050	18,285	(88,391)
GS	ConocoPhillips	Pay	1-Month LIBOR USD	4/2/2029	Term	6,512,220	99,000	1,347,494
GS	Corning, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,936,894	67,160	65,036
GS	Corteva, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,674,284	48,333	273,258
GS	Cosan S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	65,542	7,637	26,864
GS	Dar Al Arkan Real Estate Development Company	Receive	1-Month SAIBOR	6/28/2024	Term	213,598	76,354	21,112
UBS	Digi.Com Bhd	Receive	1-Month LIBOR USD	9/20/2021	Term	1,924	1,600	3
GS	DowDuPont, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	4,009,692	48,333	723,205
GS	E.Sun Financial Holding Co.	Receive	1-Month LIBOR USD	6/28/2024	Term	234	448	122
GS	Etihad Etisalat Co.	Receive	1-Month SAIBOR	6/28/2024	Term	109,477	18,750	14,412
GS	EVA Airways Corp.	Receive	1-Month LIBOR USD	6/28/2024	Term	60	147	(133)
GS	Evergreen Marine Corp. Ltd.	Receive	1-Month LIBOR USD	6/28/2024	Term	372	936	3
GS	Federal Realty Investment Trust	Pay	1-Month LIBOR USD	4/2/2029	Term	2,140,050	16,370	21,421
GS	Feng Tay Enterprise Co., Ltd.	Receive	1-Month LIBOR USD	6/28/2024	Term	227,200	56,100	140,523
GS	Fidelity National Information Services, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	4,082,169	33,433	(463,601)
GS	Fifth Third Bancorp	Pay	1-Month LIBOR USD	4/2/2029	Term	2,788,000	100,000	132,971
GS	Formosa Petrochemical Corp.	Receive	1-Month LIBOR USD	6/28/2024	Term	816,040	236,000	(64,605)
GS	Formosa Taffeta Co.	Receive	1-Month LIBOR USD	6/28/2024	Term	82,486	82,000	10,014
GS	Foxconn Technology Co., Ltd.	Receive	1-Month LIBOR USD	6/28/2024	Term	68,433	35,000	3,543
UBS	Fraser & Neave Holdings Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	328,421	39,500	1,102
UBS	Genting Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	113,802	71,000	(12,671)
GS	Gerdau S.A. - Preferred	Receive	1-Month LIBOR USD	6/28/2024	Term	276,279	70,037	(60,436)
GS	HCA Healthcare, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	4,518,824	37,358	41,397
GS	Home Depot, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	5,783,400	28,000	(581,557)
GS	Hon Hai Precision Industry	Receive	1-Month LIBOR USD	6/28/2024	Term	1,831	800	100
UBS	Hotel Shilla Co., Ltd.	Receive	1-Month LIBOR USD	9/20/2021	Term	355,792	76,800	(49,375)
GS	Hua Nan Financial Holdings Co.	Receive	1-Month LIBOR USD	6/28/2024	Term	155	306	30
UBS	Indocement Tunggal Prakarsa	Receive	1-Month LIBOR USD	9/20/2021	Term	95,835	66,300	6,514

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
UBS	Indofood CBP Sukses Makmur Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	$404,996	568,600	$76,713
GS	Inventec Corp.	Receive	1-Month LIBOR USD	6/28/2024	Term	63,725	92,000	1,388
GS	Itau Unibanco Holding - Preferred	Receive	1-Month LIBOR USD	6/28/2024	Term	126,451	(4,197)	7,953
GS	Itausa- Investimentos Itau - Preferred	Receive	1-Month LIBOR USD	6/28/2024	Term	21,262	8,847	7,316
GS	Jarir Marketing Co.	Receive	1-Month SAIBOR	6/28/2024	Term	190,567	4,496	682
GS	JBS S.A.	Receive	1-Month LIBOR USD	9/20/2021	Term	400,933	152,536	678,723
GS	Kroton Educacional S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	15,416	6,683	732
UBS	Kuala Lumpur Kepong Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	30,684	5,200	(1,062)
GS	LG Household & Healthcare - Preference Shares	Receive	1-Month LIBOR USD	6/28/2024	Term	176,850	315	8,118
GS	Lite-On Technology Corp.	Receive	1-Month LIBOR USD	6/28/2024	Term	203,574	155,000	46,602
GS	Lojas Renner S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	95,843	11,424	42,201
GS	Magazine Luiza S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	126,439	22,704	70,409
UBS	Malayan Banking Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	1,996	1,043	145
UBS	Malaysia Airports Holdings Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	120,065	61,400	(959)
UBS	MISC Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	8,856	5,100	15
GS	MSCI China A Inclusion Index (c)	Receive	1-Month LIBOR USD	6/10/2020	Term	4,428,192	4,993	240,243
GS	MSCI China A Inclusion Index (c)	Receive	1-Month LIBOR USD	8/13/2020	Term	4,004,213	4,369	76,688
GS	MSCI China A Inclusion Index (c)	Receive	1-Month LIBOR USD	6/20/2022	Term	3,000,005	3,046	(149,576)
GS	MSCI Daily TR Net Emerging Markets Index (c)	Receive	3-Month LIBOR USD	12/27/2019	Term	14,958,671	33,860	394,129
GS	MSCI Emerging Markets Index	Receive	1-Month LIBOR USD	6/20/2022	Term	14,010,321	21,593	(752,695)
GS	National Commercial Bank	Receive	1-Month LIBOR USD	6/28/2024	Term	3,007	216	(265)
GS	Natura Cosmeticos S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	297,091	37,800	300,051
UBS	Nestle (Malaysia) Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	216,041	6,100	(3,543)
GS	New Residential Investment Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,666,681	100,342	221,560
GS	Northrop Grumman Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,273,044	4,198	(263,401)
GS	Occidental Petroleum Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,073,828	27,709	(129,378)
GS	Oracle Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,799,414	33,341	73,885
GS	PACCAR, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,901,767	27,650	90,578
UBS	Perusahaan Gas Negara Perser	Receive	1-Month LIBOR USD	9/20/2021	Term	232,027	1,503,100	(28,171)
GS	Petrobras Distribuidora S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	677,854	111,820	143,483
GS	Petroleo Brasileiro S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	807,776	157,765	259,048
GS	Petroleo Brasileiro S.A. - Preferred	Receive	1-Month LIBOR USD	6/28/2024	Term	794,008	136,242	55,637
UBS	Petronas Chemicals Group Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	216,338	107,800	(35,724)

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
UBS	Petronas Dagangan Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	$323,813	53,200	$(35,482)
UBS	Petronas Gas Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	126,723	30,400	(10,648)
GS	Phison Electronics Corp.	Receive	1-Month LIBOR USD	6/28/2024	Term	226,363	35,000	100,445
GS	Pitney Bowes, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,472,100	210,000	717,399
GS	Porto Seguro S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	494,818	46,416	172,256
GS	PPL Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,785,655	93,604	(1,726)
GS	Prologis, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	4,426,400	55,000	(150,518)
UBS	PT Adaro Energy Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	681,730	7,148,000	(103,387)
UBS	PT Bukit Asam Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	989,464	3,760,500	(295,476)
UBS	PT Charoen Pokphand Indonesia Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	428,725	1,134,000	(22,416)
UBS	PT Gudang Garam Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	1,012,480	174,300	(146,248)
UBS	PT HM Sampoerna Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	302,761	1,269,100	(59,275)
UBS	PT Indofood Sukses Makmur Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	63,017	127,500	8,557
UBS	PT Jasa Marga (Persero) Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	9,559	27,600	1,238
UBS	PT Kalbe Farma Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	156,752	1,544,600	27,438
UBS	PT Pakuwon Jati Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	72,257	1,463,500	(6,156)
UBS	PT Semen Indonesia Persero Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	94,675	120,400	18,610
UBS	PT Surya Citra Media Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	457,769	3,715,700	(134,510)
UBS	PT Unilever Indonesia Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	444,361	143,900	53,995
UBS	PT United Tractors Tbk	Receive	1-Month LIBOR USD	9/20/2021	Term	330,950	179,600	(63,185)
GS	Raia Drogasil S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	71,136	4,656	31,211
GS	Raytheon Co.	Pay	1-Month LIBOR USD	4/2/2029	Term	7,248,124	40,583	(237,636)
GS	Realty Income Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,528,177	35,231	(86,509)
GS	Riyad Bank	Receive	1-Month SAIBOR	6/28/2024	Term	126,318	18,069	(1,615)
GS	Robinson PCL	Receive	1-Month LIBOR USD	6/28/2024	Term	95,488	59,100	27,695
GS	Samba Financial Group	Receive	1-Month SAIBOR	6/28/2024	Term	353,623	35,874	(72,156)
GS	Saudi Airlines Catering Co.	Receive	1-Month SAIBOR	6/28/2024	Term	214,591	9,738	19,966
GS	Saudi Arabian Fertilizer Co.	Receive	1-Month SAIBOR	6/28/2024	Term	163,633	7,877	5,367
GS	Saudi Basic Industries Corp.	Receive	1-Month SAIBOR	6/28/2024	Term	1,773,213	59,325	(194,387)
GS	Saudi Electricity Co.	Receive	1-Month LIBOR USD	6/28/2024	Term	25,856	5,581	4,490
GS	Saudi Industrial Investment Group	Receive	1-Month SAIBOR	6/28/2024	Term	318,236	46,572	(39,023)
GS	Saudi Telecom Co.	Receive	1-Month SAIBOR	6/28/2024	Term	755,271	28,020	(1,478)
GS	Savola	Receive	1-Month SAIBOR	6/28/2024	Term	13,407	1,600	(121)
GS	Sinopac Financial Holdings	Receive	1-Month LIBOR USD	6/28/2024	Term	4	13	(1,953)

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate (b)	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Appreciation (Depreciation)
GS	Spirit AeroSystems Holdings, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	$2,344,444	27,650	$136,255
GS	Standard Foods Corp.	Receive	1-Month LIBOR USD	6/28/2024	Term	1,220	840	241
GS	Suzano Papel e Celulose S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	39,793	3,300	2,449
GS	Synnex Technology International Corp.	Receive	1-Month LIBOR USD	6/28/2024	Term	220,417	200,000	27,414
GS	Taiwan Cement	Receive	1-Month LIBOR USD	6/28/2024	Term	512	535	177
GS	Telefonica Brasil S.A. - Preferred	Receive	1-Month LIBOR USD	6/28/2024	Term	620,668	50,574	54,290
UBS	Telekomunikasi Indonesia Persero	Receive	1-Month LIBOR USD	9/20/2021	Term	347,119	1,207,500	35,290
GS	The PNC Financial Services Group Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	5,676,625	44,596	(109,357)
GS	Tim Participacoes S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	198,456	62,019	(15,034)
GS	Ultrapar Participacoes S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	63,601	9,680	(25,189)
GS	Vale S.A.	Receive	1-Month LIBOR USD	6/28/2024	Term	374,284	37,540	50,660
GS	Ventas, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	6,806,270	107,000	(1,058,368)
GS	Verizon Communications, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	3,660,039	62,963	(24,766)
GS	WABCO Holdings, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,782,886	13,379	14,693
GS	Walgreens Boots Alliance, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	3,280,830	59,500	212,599
GS	Walt Disney Co.	Pay	1-Month LIBOR USD	4/2/2029	Term	6,037,200	43,000	125,290
GS	Wells Fargo & Co.	Pay	1-Month LIBOR USD	4/2/2029	Term	6,372,510	133,344	99,142
GS	Welltower, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	11,335,440	146,000	(1,872,967)
UBS	Westport Holdings Berhad	Receive	1-Month LIBOR USD	9/20/2021	Term	8,880	9,200	409
GS	WPG Holdings Ltd. - Rights (c)	Receive	1-Month LIBOR USD	9/6/2019	Term	—	30	—
GS	WPG Holdings Ltd.	Receive	1-Month LIBOR USD	6/28/2024	Term	374	320	(568)
GS	Xerox Corp.	Pay	1-Month LIBOR USD	4/2/2029	Term	1,744,500	50,000	291,242
GS	Yanbu National Petrochemical	Receive	1-Month SAIBOR	6/28/2024	Term	272,970	15,741	(39,760)
GS	Yum China Holdings, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	2,391,634	54,854	(89,351)
GS	Zoetis, Inc.	Pay	1-Month LIBOR USD	4/2/2029	Term	9,999,920	98,000	(2,314,293)

						$222,779,622		$247,425

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2019 (Unaudited)

Swaps on Futures

Counterparty (a)	Reference Entity	Pay/Receive Total Return On Reference Entity	Base Financing Rate	Termination Date	Payment Frequency	Notional Value	Number of Units	Unrealized Depreciation
MS	RTS Index Future - September 2019 Expiration	Receive	N/A	9/19/2019	Term	$5,176,022	1,949	$(145,653)

						$5,176,022		$(145,653)

								$101,772

(a)	The full legal name of “GS” is “Goldman Sachs International,” the full legal name of “MS is “Morgan Stanley Capital Services LLC,” and the full legal name of “UBS” is “UBS Group AG.”
(b)	The swaps accrue financing fees according to the relevant base financing rate which resets periodically, plus a fixed spread.
(c)	Value determined using significant unobservable inputs.

The accompanying footnotes are an integral part of these Schedules of Investments.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Elements U.S. Portfolio, the Elements U.S. Small Cap Portfolio, the Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio, each a “Portfolio” and collectively the “Portfolios,” in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolios are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) of Stone Ridge Trust has approved procedures pursuant to which each Portfolio values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Portfolio under the Valuation Procedures:

Short-term debt instruments, such as money market funds, commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Portfolios’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments’ total returns. Other non-exchange traded derivatives, such as forward currency contracts, are generally valued on the basis of valuations provided by a pricing service.

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Portfolios adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Portfolios can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between Levels 1 and 3 during the reporting period. Transfers from Level 1 to Level 3 occurred because quoted prices became unavailable for the securities. Transfers from Level 3 to Level 1 occurred because quoted prices became available for the securities. The following tables summarize the inputs used to value the Portfolios’ investments as of August 31, 2019:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Portfolio(1)
Assets
Common Stocks	$1,034,206,218	$—	$—	$1,034,206,218
Real Estate Investment Trusts	25,471	—	—	25,471
Money Market Funds	504,955	—	—	504,955
U.S. Treasury Bills	—	21,426,229	—	21,426,229
Investments Purchased with the Cash Proceeds from Securities Lending	11,172,273	—	—	11,172,273

Total Assets	$1,045,908,917	$21,426,229	$—	$1,067,335,146

Other Financial Instruments*
Unrealized depreciation on futures contracts	$(481,176)	$—	$—	$(481,176)

Total	$(481,176)	$—	$—	$(481,176)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Small Cap Portfolio(1)
Assets
Common Stocks	$321,816,379	$—	$2,536	$321,818,915
Real Estate Investment Trusts	1,204,446	—	—	1,204,446
Rights	—	—	6,927	6,927
Money Market Funds	2,516,495	—	—	2,516,495
U.S. Treasury Bills	—	5,780,830	—	5,780,830
Investments Purchased with the Cash Proceeds from Securities Lending	10,152,427	—	—	10,152,427

Total Assets	$335,689,747	$5,780,830	$9,463	$341,480,040

Other Financial Instruments*
Unrealized depreciation on futures contracts	$(778,166)	$—	$—	$(778,166)
Unrealized appreciation on swap contracts	—	239,666	—	239,666
Unrealized depreciation on swap contracts	—	(516,692)	—	(516,692)

Total	$(778,166)	$(277,026)	$—	$(1,055,192)

Elements International Portfolio(1)
Assets
Common Stocks	$417,465,978	$—	$—	$417,465,978
Preferred Stocks	4,053,782	—	—	4,053,782
Real Estate Investment Trusts	10,896,484	—	—	10,896,484
U.S. Treasury Bills	—	474,018	—	474,018
Investments Purchased with the Cash Proceeds from Securities Lending	7,141,165	—	—	7,141,165

Total Assets	$439,557,409	$474,018	$—	$440,031,427

Other Financial Instruments*
Unrealized appreciation on futures contracts	$68,534	$—	$—	$68,534
Unrealized depreciation on futures contracts	(4,442,847)	—	—	(4,442,847)
Unrealized appreciation on swap contracts	—	13,122,438	—	13,122,438
Unrealized depreciation on swap contracts	—	(5,236,617)	—	(5,236,617)

Total	$(4,374,313)	$7,885,821	$—	$3,511,508

Elements International Small Cap Portfolio(1)
Assets
Common Stocks	$262,155,857	$—	$542,939	$262,698,796
Preferred Stocks	970,869	—	—	970,869
Real Estate Investment Trusts	1,163,547	—	—	1,163,547
Rights	—	—	347	347
Money Market Funds	4,037,345	—	—	4,037,345
U.S. Treasury Bills	—	8,186,231	—	8,186,231
Investments Purchased with the Cash Proceeds from Securities Lending	7,866,770	—	—	7,866,770

Total Assets	$276,194,388	$8,186,231	$543,286	$284,923,905

Other Financial Instruments*
Unrealized appreciation on futures contracts	$129,638	$—	$—	$129,638
Unrealized depreciation on futures contracts	(2,238,942)	—	—	(2,238,942)
Unrealized appreciation on swap contracts	—	9,757,791	—	9,757,791
Unrealized depreciation on swap contracts	—	(4,709,031)	—	(4,709,031)

Total	$(2,109,304)	$5,048,760	$—	$2,939,456

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements Emerging Markets Portfolio(1)
Assets
Common Stocks	$331,570,206	$—	$—	$331,570,206
Preferred Stocks	5,349,505	—	—	5,349,505
Real Estate Investment Trusts	31,654,970	—	—	31,654,970
Rights	—	—	—	—
Money Market Funds	100,235	—	—	100,235
U.S. Treasury Bills	—	6,239,468	—	6,239,468
Investments Purchased with the Cash Proceeds from Securities Lending	7,943,342	—	—	7,943,342

Total Assets	$376,618,258	$6,239,468	$—	$382,857,726

Other Financial Instruments*
Unrealized depreciation on futures contracts	$(2,258,432)	$—	$—	$(2,258,432)
Unrealized appreciation on swap contracts	—	10,232,208	711,060	10,943,268
Unrealized depreciation on swap contracts	—	(10,691,920)	(149,576)	(10,841,496)

Total	$(2,258,432)	$(459,712)	$561,484	$(2,156,660)

*	Other financial instruments are derivatives, such as futures contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	The Portfolios measure Level 3 activity as of the beginning and end of each financial reporting period.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended August 31, 2019:

	BEGINNING BALANCE - JUNE 1, 2019	ACQUISITIONS	DISPOSITIONS	REALIZED GAINS/ (LOSSES)	RETURN OF CAPITAL	CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION)	TRANSFERS IN/(OUT) OF LEVEL 3	ENDING BALANCE - AUGUST 31, 2019
Elements U.S. Small Cap Portfolio:
Common Stocks	$4,579	$—	$(7,398)	$7,398	$—	$(2,043)	$—	$2,536
Rights	6,927	—	—	—	—	—	—	$6,927
Elements International Portfolio:
Rights	18,089	—	(18,207)	—	—	118	—	$—
Elements International Small Cap Portfolio:
Common Stocks	495,978	—	(14,372)	(409)	—	(6,738)	68,480	$542,939
Rights	33,653	—	(32,013)	—	—	(1,293)	—	$347
Swap Contracts*	(4,494)	—	(96)	96	—	6,084	(1,590)	$—
Elements Emerging Markets Portfolio:
Rights	—	—	—	—	—	—	—	$—
Swap Contracts*	884,207	—	(479,678)	479,678	—	(639,654)	316,931	$561,484

*	Swap contracts are derivatives. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

As of August 31, 2019, the change in unrealized appreciation (depreciation) on positions still held in the Elements U.S. Small Cap Portfolio were $(2,043) and $0 for common stocks and rights, respectively, in the Elements International Small Cap Portfolio were $(6,738) and $(1,293) for common stocks and rights respectively, and in the Elements Emerging Markets Portfolio was $(52,889) for swap contracts.

Unobservable inputs used to value a Portfolio’s investment in equity securities or equity swaps potentially include the analytical data relating to the security and issuer from the issuer’s financial statements, press releases and public filings, relevant material news events and other factors deemed relevant by the Adviser Valuation Committee. Significant changes in any of these inputs could impact the fair value measurement of the position.